UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

November 30, 2006

1.810665.102

AIR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 36.3%
Aerospace & Defense - 36.3%
Alliant Techsystems, Inc. (a)	11,700	$ 904,527
BE Aerospace, Inc. (a)	27,000	707,670
Bombardier, Inc. Class B (sub. vtg.)	789,600	2,627,276
General Dynamics Corp.	51,700	3,869,228
Goodrich Corp.	57,100	2,569,500
Hexcel Corp. (a)(d)	130,700	2,339,530
L-3 Communications Holdings, Inc.	3,600	296,100
Precision Castparts Corp.	78,600	5,931,156
Raytheon Co.	19,600	1,000,384
Rockwell Collins, Inc.	165,000	9,954,448
Rolls-Royce Group PLC	2,300	19,269
Spirit AeroSystems Holdings, Inc. Class A	142,500	4,153,875
The Boeing Co.	90,300	7,994,259
Triumph Group, Inc.	16,600	880,796
		43,248,018
AIR FREIGHT & LOGISTICS - 30.0%
Air Freight & Logistics - 30.0%
C.H. Robinson Worldwide, Inc. (d)	125,700	5,530,800
EGL, Inc. (a)	70,809	2,261,639
Expeditors International of Washington, Inc.	175,700	7,948,668
FedEx Corp.	76,450	8,824,624
Forward Air Corp.	18,900	629,370
Hub Group, Inc. Class A	50,100	1,429,854
United Parcel Service, Inc. Class B	71,900	5,602,448
UTI Worldwide, Inc.	119,400	3,558,120
		35,785,523
AIRLINES - 23.4%
Airlines - 23.4%
AirTran Holdings, Inc. (a)(d)	120,000	1,491,600
Alaska Air Group, Inc. (a)	100	4,113
AMR Corp. (a)(d)	202,500	6,471,900
British Airways PLC ADR (a)	11,300	1,095,648
Continental Airlines, Inc. Class B (a)	23,100	938,784
ExpressJet Holdings, Inc. Class A (a)	200	1,580
Frontier Airlines Holdings, Inc. (a)	5	41
JetBlue Airways Corp. (a)(d)	67,942	928,088
Pinnacle Airlines Corp. (a)	600	5,898
Republic Airways Holdings, Inc. (a)	71,200	1,229,624
Ryanair Holdings PLC sponsored ADR (a)(d)	14,700	1,125,873
SkyWest, Inc.	17,200	434,128
Southwest Airlines Co.	230,225	3,616,835
UAL Corp. (a)	140,400	5,697,432
US Airways Group, Inc. (a)	80,566	4,572,926
WestJet Airlines Ltd. (a)	22,050	257,754
		27,872,224

	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
Harris Corp.	44,800	$ 1,886,528
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc. (a)	10,500	396,270
Smith International, Inc.	11,100	470,196
		866,466
METALS & MINING - 3.9%
Diversified Metals & Mining - 3.2%
Titanium Metals Corp.	121,300	3,877,961
Steel - 0.7%
Carpenter Technology Corp.	7,500	801,075
TOTAL METALS & MINING		4,679,036
OIL, GAS & CONSUMABLE FUELS - 1.0%
Integrated Oil & Gas - 0.4%
ConocoPhillips	6,700	450,910
Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	12,700	699,389
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	401
TOTAL OIL, GAS & CONSUMABLE FUELS		1,150,700
TOTAL COMMON STOCKS (Cost $93,038,654)		115,488,495
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (a) (Cost $160)	84,410	166
Money Market Funds - 16.5%

Fidelity Cash Central Fund, 5.35% (b)	9,261,137	9,261,137
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	10,370,488	10,370,488
TOTAL MONEY MARKET FUNDS (Cost $19,631,625)		19,631,625
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $112,670,439)	135,120,286
NET OTHER ASSETS - (13.4)%	(15,970,362)
NET ASSETS - 100%	$ 119,149,924
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 165,637
Fidelity Securities Lending Cash Central Fund	70,684
Total	$ 236,321
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $113,311,129. Net unrealized appreciation aggregated $21,809,157, of which $22,667,160 related to appreciated investment securities and $858,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

November 30, 2006

1.810666.102

AUT-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
AUTO COMPONENTS - 42.6%
Auto Parts & Equipment - 38.1%
Aftermarket Technology Corp. (a)	9,500	$ 184,490
Aisin Seiki Co. Ltd.	3,400	107,177
Akebono Brake Industry Co. Ltd.	20,000	184,126
American Axle & Manufacturing Holdings, Inc.	22,896	418,997
Amerigon, Inc. (a)	32,000	273,280
ArvinMeritor, Inc.	29,800	515,838
Bharat Forge Ltd.	31,158	253,875
BorgWarner, Inc.	53,200	3,074,960
Drew Industries, Inc. (a)	10,700	296,818
Exedy Corp.	3,200	99,214
Gentex Corp.	158,300	2,623,031
Hyundai Mobis	4,960	460,589
Johnson Controls, Inc.	126,190	10,263,033
Kongsberg Automotive AS	34,100	336,235
Lear Corp.	44,100	1,364,895
LKQ Corp. (a)	35,500	812,595
Modine Manufacturing Co.	18,400	452,640
Nippon Seiki Co. Ltd.	6,000	138,872
Nissin Kogyo Co. Ltd.	6,000	144,313
Sauer-Danfoss, Inc.	7,400	229,030
Sorl Auto Parts, Inc. (a)	35,000	255,500
Tenneco, Inc. (a)	45,800	1,079,964
TRW Automotive Holdings Corp. (a)	25,700	638,388
Visteon Corp. (a)	89,400	718,776
		24,926,636
Tires & Rubber - 4.5%
Bandag, Inc.	2,300	101,614
Continental AG	3,900	442,897
Cooper Tire & Rubber Co.	12,700	168,021
Goodyear Tire & Rubber Co. (a)(d)	134,600	2,268,010
		2,980,542
TOTAL AUTO COMPONENTS		27,907,178
AUTOMOBILES - 55.4%
Automobile Manufacturers - 38.1%
Bayerische Motoren Werke AG (BMW)	32,500	1,792,901
Fleetwood Enterprises, Inc. (a)	46,200	354,354
Ford Motor Co.	785,600	6,386,928
Ford Otomotiv Sanayi AS	71,000	551,883
General Motors Corp. (d)	162,300	4,744,029
Honda Motor Co. Ltd. sponsored ADR	43,300	1,528,057
Hyundai Motor Co.	5,570	421,938
Isuzu Motors Ltd.	118,000	528,906
Maruti Udyog Ltd.	3,476	72,182
Monaco Coach Corp.	14,600	188,486
Nissan Motor Co. Ltd. sponsored ADR (d)	41,200	1,000,748
Renault SA	27,300	3,271,635
Thor Industries, Inc.	27,900	1,262,754

	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	41,000	$ 141,015
Toyota Motor Corp.	500	30,013
Toyota Motor Corp. sponsored ADR	16,700	2,004,835
Winnebago Industries, Inc.	19,100	664,680
		24,945,344
Motorcycle Manufacturers - 17.3%
Bajaj Auto Ltd.	5,862	347,836
Harley-Davidson, Inc.	148,500	10,954,842
		11,302,678
TOTAL AUTOMOBILES		36,248,022
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Iteris, Inc. (a)	31,900	73,370
HOUSEHOLD DURABLES - 0.9%
Consumer Electronics - 0.9%
Harman International Industries, Inc.	5,900	612,656
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Tata Motors Ltd. sponsored ADR	3,500	63,210
SOFTWARE - 0.3%
Application Software - 0.3%
NAVTEQ Corp. (a)	5,100	182,427
TOTAL COMMON STOCKS (Cost $65,342,847)		65,086,863
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 5.35% (b)	876,652	876,652
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	6,029,325	6,029,325
TOTAL MONEY MARKET FUNDS (Cost $6,905,977)		6,905,977
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $72,248,824)	71,992,840
NET OTHER ASSETS - (10.0)%	(6,520,740)
NET ASSETS - 100%	$ 65,472,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,019
Fidelity Securities Lending Cash Central Fund	13,265
Total	$ 42,284
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $72,344,958. Net unrealized depreciation aggregated $352,118, of which $2,218,903 related to appreciated investment securities and $2,571,021 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

November 30, 2006

1.810667.102

BAN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CAPITAL MARKETS - 2.7%
Asset Management & Custody Banks - 2.1%
Bank of New York Co., Inc.	42,216	$ 1,500,357
Investors Financial Services Corp.	28,500	1,133,445
Mellon Financial Corp.	37,300	1,500,579
Northern Trust Corp.	33,000	1,879,680
State Street Corp.	29,400	1,826,622
		7,840,683
Diversified Capital Markets - 0.4%
UBS AG (NY Shares)	24,700	1,487,434
Investment Banking & Brokerage - 0.2%
Macquarie Bank Ltd.	10,100	580,259
TD Ameritrade Holding Corp. (d)	12,800	224,768
		805,027
TOTAL CAPITAL MARKETS		10,133,144
COMMERCIAL BANKS - 77.0%
Diversified Banks - 35.4%
Allied Irish Banks PLC sponsored ADR	13,300	748,258
Alpha Bank AE	30,000	937,534
Anglo Irish Bank Corp. PLC	38,800	737,288
Bank Hapoalim BM (Reg.)	382,900	1,847,237
Bank of Piraeus	31,000	927,735
Comerica, Inc.	35,900	2,091,175
DnB Nor ASA	28,600	388,538
EFG Eurobank Ergasias SA	25,800	922,438
ICICI Bank Ltd.	47,137	926,992
Industrial & Commercial Bank of China	266,000	134,732
Kookmin Bank sponsored ADR	4,700	367,775
National Australia Bank Ltd. Sponsored ADR	12,500	1,924,125
Sberbank (Savings Bank of the Russian Federation) GDR	3,100	915,419
Societe Generale Series A	6,400	1,072,072
Sumitomo Trust & Banking Co. Ltd.	90,000	966,146
Turkiye Garanti Bankasi AS	114,000	377,974
U.S. Bancorp, Delaware (d)	611,400	20,567,496
Uniao de Bancos Brasileiros SA (Unibanco) GDR	22,200	1,879,674
Unicredito Italiano Spa	113,300	977,908
Wachovia Corp.	741,992	40,208,546
Wells Fargo & Co. (d)	1,518,400	53,508,416
		132,427,478
Regional Banks - 41.6%
Associated Banc-Corp.	66,020	2,194,505
Banco Pastor SA	22,000	415,719
BancorpSouth, Inc.	66,400	1,729,720
Bank of Hawaii Corp.	23,900	1,233,957
Bank of Yokohama Ltd.	49,000	375,361
Banner Corp.	27,600	1,260,216
BB&T Corp.	198,942	8,556,495

	Shares	Value
BOK Financial Corp.	44,800	$ 2,414,272
Boston Private Financial Holdings, Inc.	47,200	1,281,480
Cascade Bancorp (d)	58,311	1,763,908
Cathay General Bancorp	31,400	1,078,904
Center Financial Corp., California	45,100	1,011,593
City National Corp.	39,500	2,678,890
Colonial Bancgroup, Inc.	119,500	2,915,800
Columbia Banking Systems, Inc.	12,900	433,827
Commerce Bancorp, Inc., New Jersey (d)	104,300	3,625,468
Community Bank of Nevada (a)	59,347	1,803,555
Compass Bancshares, Inc.	84,110	4,806,045
Cullen/Frost Bankers, Inc.	46,900	2,556,050
East West Bancorp, Inc.	48,900	1,741,329
Fidelity Southern Corp.	11,400	212,040
Fifth Third Bancorp	159,800	6,300,914
First Charter Corp.	19,900	478,595
First Community Bancorp, California	24,400	1,317,844
First Horizon National Corp.	700	27,902
First Republic Bank, California	34,300	1,376,116
Frontier Financial Corp., Washington (d)	48,650	1,461,446
Fulton Financial Corp.	141,000	2,291,250
GB&T Bancshares, Inc.	9,800	214,718
Glacier Bancorp, Inc.	24,400	867,176
Hanmi Financial Corp.	34,700	757,501
Home Bancshares, Inc.	15,600	346,476
IBERIABANK Corp.	10,900	621,627
KeyCorp	117,100	4,227,310
M&T Bank Corp.	38,800	4,603,232
Marshall & Ilsley Corp.	127,500	5,838,225
Metrocorp Bancshares, Inc.	18,900	413,721
Nara Bancorp, Inc.	47,300	959,244
National City Corp.	202,989	7,327,903
North Fork Bancorp, Inc., New York	60,700	1,703,849
Placer Sierra Bancshares	38,700	903,258
PNC Financial Services Group, Inc.	230,100	16,265,769
Preferred Bank, Los Angeles California	10,600	603,882
PrivateBancorp, Inc. (d)	31,700	1,271,487
Regions Financial Corp.	273,171	10,011,717
Seacoast Banking Corp., Florida	21,600	518,400
Signature Bank, New York (a)	29,100	935,856
South Financial Group, Inc.	45,700	1,187,743
Sterling Bancshares, Inc.	41,100	757,062
Sterling Financial Corp., Washington	26,800	899,140
SunTrust Banks, Inc.	134,948	11,018,504
SVB Financial Group (a)	48,200	2,288,536
Synovus Financial Corp.	170,300	5,112,406
TCF Financial Corp.	71,700	1,872,804
Texas Capital Bancshares, Inc. (a)	29,100	567,450
Tokyo Tomin Bank Ltd.	31,100	1,222,083
UCBH Holdings, Inc.	63,000	1,062,180
Umpqua Holdings Corp.	54,200	1,627,084
Valley National Bancorp	75,195	1,952,062
Westamerica Bancorp.	32,300	1,599,819
Western Alliance Bancorp. (a)	36,900	1,283,751
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Whitney Holding Corp.	55,700	$ 1,795,211
Wilshire Bancorp, Inc.	10,400	198,744
Zions Bancorp	65,701	5,140,446
		155,319,577
TOTAL COMMERCIAL BANKS		287,747,055
CONSUMER FINANCE - 0.4%
Consumer Finance - 0.4%
Capital One Financial Corp.	19,900	1,549,812
DIVERSIFIED FINANCIAL SERVICES - 2.4%
Other Diversifed Financial Services - 2.3%
African Bank Investments Ltd.	135,400	534,305
Bank of America Corp.	85,669	4,613,276
Citigroup, Inc.	18,900	937,251
FirstRand Ltd.	155,500	429,123
JPMorgan Chase & Co.	39,926	1,847,775
Kotak Mahindra Bank Ltd. sponsored GDR (e)	18,732	159,705
		8,521,435
Specialized Finance - 0.1%
Singapore Exchange Ltd.	70,000	243,300
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,764,735
INSURANCE - 2.1%
Insurance Brokers - 0.3%
Willis Group Holdings Ltd.	24,600	990,396
Life & Health Insurance - 0.1%
Lincoln National Corp.	5,700	362,463
Multi-Line Insurance - 0.1%
American International Group, Inc.	6,100	428,952
Property & Casualty Insurance - 0.5%
Aspen Insurance Holdings Ltd.	40,300	1,086,085
The St. Paul Travelers Companies, Inc.	18,900	979,209
		2,065,294
Reinsurance - 1.1%
Endurance Specialty Holdings Ltd.	27,200	1,020,816
IPC Holdings Ltd.	33,300	1,038,960
Platinum Underwriters Holdings Ltd.	64,900	1,974,907
		4,034,683
TOTAL INSURANCE		7,881,788
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Mortgage REITs - 0.3%
CapitalSource, Inc. (d)	36,100	982,642

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 11.5%
Thrifts & Mortgage Finance - 11.5%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	63,900	$ 835,173
BankUnited Financial Corp. Class A	29,600	754,800
Countrywide Financial Corp.	263,400	10,462,248
Fannie Mae	247,500	14,114,925
Franklin Bank Corp.	30,500	598,410
Freddie Mac	128,000	8,596,480
Hudson City Bancorp, Inc.	342,200	4,540,994
NetBank, Inc. (a)	57,900	265,182
People's Bank, Connecticut	32,200	1,435,798
Webster Financial Corp.	31,300	1,495,201
		43,099,211
TOTAL COMMON STOCKS (Cost $290,078,767)		360,158,387
Money Market Funds - 14.7%

Fidelity Cash Central Fund, 5.35% (b)	2,528,060	2,528,060
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	52,158,800	52,158,800
TOTAL MONEY MARKET FUNDS (Cost $54,686,860)		54,686,860
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $344,765,627)	414,845,247
NET OTHER ASSETS - (11.1)%	(41,355,953)
NET ASSETS - 100%	$ 373,489,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,705 or 0.0%
of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 714,831
Fidelity Securities Lending Cash Central Fund	39,742
Total	$ 754,573
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $344,953,594. Net unrealized appreciation aggregated $69,891,653, of which $73,703,079 related to appreciated investment securities and $3,811,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

November 30, 2006

1.810668.102

BIO-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 89.1%
Biotechnology - 89.1%
Acadia Pharmaceuticals, Inc. (a)(d)	589,500	$ 5,517,720
Acorda Therapeutics, Inc. (d)	142,000	2,749,120
Alexion Pharmaceuticals, Inc. (a)	1,017,200	44,024,416
Alkermes, Inc. (a)(d)	1,071,757	16,269,271
Alnylam Pharmaceuticals, Inc. (a)	279,100	5,992,277
Altus Pharmaceuticals, Inc.	157,988	2,892,760
Amgen, Inc. (a)(d)	1,658,800	117,774,800
Amylin Pharmaceuticals, Inc. (a)(d)	861,198	34,447,920
Arena Pharmaceuticals, Inc. (a)(d)	302,900	3,907,410
ARIAD Pharmaceuticals, Inc. (a)	676,100	3,630,657
Biogen Idec, Inc. (a)	2,358,379	123,248,887
BioMarin Pharmaceutical, Inc. (a)	1,504,100	25,735,151
Celgene Corp. (a)(d)	1,668,934	93,009,692
Cephalon, Inc. (a)(d)	831,840	62,271,542
Combinatorx, Inc.	353,100	3,202,617
Cubist Pharmaceuticals, Inc. (a)	319,100	6,496,876
Emergent BioSolutions, Inc.	481,100	5,046,739
Encysive Pharmaceuticals, Inc. (a)(d)	337,700	2,039,708
Genentech, Inc. (a)(d)	2,410,800	197,082,900
Genomic Health, Inc. (a)	224,400	4,238,916
Genzyme Corp. (a)	1,042,100	67,111,240
Gilead Sciences, Inc. (a)	3,105,600	204,721,153
GTx, Inc. (a)	91,434	1,409,912
Human Genome Sciences, Inc. (a)(d)	2,275,300	28,486,756
Infinity Pharmaceuticals, Inc. (a)	46,601	656,608
Isis Pharmaceuticals, Inc. (a)(d)	855,200	8,731,592
Ligand Pharmaceuticals, Inc. Class B (a)(d)	261,300	2,801,136
MannKind Corp. (a)(d)	614,600	10,079,440
Martek Biosciences (a)(d)	201,200	4,929,400
Medarex, Inc. (a)	1,365,200	18,416,548
MedImmune, Inc. (a)	1,943,620	63,536,938
Momenta Pharmaceuticals, Inc. (a)(d)	322,092	5,581,854
Myriad Genetics, Inc. (a)	692,293	21,045,707
Neurocrine Biosciences, Inc. (a)	306,000	2,827,440
Novacea, Inc.	120,500	845,910
Nuvelo, Inc. (a)	605,333	11,628,447
ONYX Pharmaceuticals, Inc. (a)(d)	238,000	4,165,000
OSI Pharmaceuticals, Inc. (a)(d)	1,042,100	38,224,228
PDL BioPharma, Inc. (a)	1,316,900	29,906,799
Pharmion Corp. (a)(d)	471,300	11,669,388
Regeneron Pharmaceuticals, Inc. (a)	575,200	12,372,552
Savient Pharmaceuticals, Inc. (a)	487,449	5,688,530
Telik, Inc. (a)	497,998	8,470,946
Theravance, Inc. (a)	508,900	15,923,481
Trubion Pharmaceuticals, Inc.	118,500	2,277,570
United Therapeutics Corp. (a)(d)	128,097	7,457,807
Vertex Pharmaceuticals, Inc. (a)(d)	1,380,200	61,142,860

	Shares	Value
ViaCell, Inc. (a)	17,500	$ 86,625
Zymogenetics, Inc. (a)	339,200	5,328,832
		1,415,104,078
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Health Care Equipment - 0.8%
Quidel Corp. (a)	996,450	13,561,685
Health Care Supplies - 0.4%
Gen-Probe, Inc. (a)	117,900	5,746,446
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		19,308,131
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Oracle Healthcare Acquisition Corp. unit	267,600	2,234,460
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Applera Corp. - Celera Genomics Group (a)	1,065,800	15,294,230
Charles River Laboratories International, Inc. (a)	67,808	2,830,984
Exelixis, Inc. (a)	998,700	8,608,794
QIAGEN NV (a)	281,500	4,107,085
		30,841,093
PHARMACEUTICALS - 7.2%
Pharmaceuticals - 7.2%
Cardiome Pharma Corp. (a)	66,800	775,549
Catalyst Pharmaceutical Partners, Inc.	259,800	1,428,900
Cypress Bioscience, Inc. (a)	525,900	4,554,294
Elan Corp. PLC sponsored ADR (a)	1,407,800	20,370,866
MGI Pharma, Inc. (a)	150,841	2,861,454
New River Pharmaceuticals, Inc. (a)(d)	792,500	38,895,900
Pozen, Inc. (a)(d)	54,800	900,364
Sepracor, Inc. (a)	635,100	35,444,931
Somaxon Pharmaceuticals, Inc.	56,100	731,544
Xenoport, Inc. (a)	311,039	8,342,066
		114,305,868
TOTAL COMMON STOCKS (Cost $1,337,327,420)		1,581,793,630
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (a)(e)	981,626	3,416,058
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	180,000	$ 2
TOTAL PREFERRED STOCKS (Cost $7,698,817)		3,416,060
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 5.35% (b)	786,471	786,471
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	251,688,120	251,688,120
TOTAL MONEY MARKET FUNDS (Cost $252,474,591)		252,474,591
TOTAL INVESTMENT PORTFOLIO - 115.7% (Cost $1,597,500,828)	1,837,684,281
NET OTHER ASSETS - (15.7)%	(249,538,117)
NET ASSETS - 100%	$ 1,588,146,164
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,416,060 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 974,679
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 263,234
Fidelity Securities Lending Cash Central Fund	1,616,271
Total	$ 1,879,505
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,613,486,711. Net unrealized appreciation aggregated $224,197,570, of which $296,624,552 related to appreciated investment securities and $72,426,982 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

November 30, 2006

1.810691.102

BRO-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CAPITAL MARKETS - 84.7%
Asset Management & Custody Banks - 33.2%
Affiliated Managers Group, Inc. (d)	310,400	$ 31,694,944
AllianceBernstein Holding LP	229,900	17,585,051
American Capital Strategies Ltd. (d)	1,070,400	48,467,712
Ameriprise Financial, Inc.	444,800	24,063,680
Bank of New York Co., Inc.	900	31,986
EFG International (a)	685,820	25,746,142
Federated Investors, Inc. Class B (non-vtg.)	917,900	30,455,922
Franklin Resources, Inc.	487,900	52,078,446
Investors Financial Services Corp.	1,060	42,156
Julius Baer Holding AG (Bearer)	339,743	36,136,842
Legg Mason, Inc.	209,048	19,934,817
Mellon Financial Corp.	796,800	32,055,264
Northern Trust Corp.	531,700	30,285,632
Nuveen Investments, Inc. Class A (d)	302,900	15,029,898
State Street Corp.	728,800	45,280,344
		408,888,836
Diversified Capital Markets - 8.1%
Credit Suisse Group sponsored ADR	712,400	47,139,508
UBS AG (NY Shares)	872,300	52,529,906
		99,669,414
Investment Banking & Brokerage - 43.4%
Bear Stearns Companies, Inc.	362,800	55,319,744
Charles Schwab Corp.	3,322,900	60,941,986
E*TRADE Financial Corp. (d)	1,306,300	31,442,641
GFI Group, Inc. (a)	91,700	5,186,552
Goldman Sachs Group, Inc.	302,700	58,965,960
Greenhill & Co., Inc. (d)	803,700	56,025,927
Jefferies Group, Inc.	1,628,700	47,216,013
KKR Private Equity Investors, LP Restricted Depository Units (e)	104,600	2,322,120
Lazard Ltd. Class A	650,300	29,536,626
Lehman Brothers Holdings, Inc.	690,000	50,832,300
Merrill Lynch & Co., Inc. (d)	650,550	56,877,587
Morgan Stanley	819,700	62,428,352
optionsXpress Holdings, Inc.	185,693	5,353,529
TD Ameritrade Holding Corp.	649	11,396
Thomas Weisel Partners Group, Inc.	337,085	7,186,652
TradeStation Group, Inc. (a)	340,913	4,973,921
		534,621,306
TOTAL CAPITAL MARKETS		1,043,179,556
COMMERCIAL BANKS - 4.5%
Diversified Banks - 4.5%
Barclays PLC	1,349,400	18,237,141

	Shares	Value
Industrial & Commercial Bank of China	756,000	$ 382,923
Societe Generale Series A	220,200	36,885,988
		55,506,052
DIVERSIFIED FINANCIAL SERVICES - 1.1%
Specialized Finance - 1.1%
IntercontinentalExchange, Inc.	1,112	109,254
Moody's Corp.	183,600	12,756,528
NYMEX Holdings, Inc.	600	69,360
		12,935,142
INSURANCE - 0.5%
Property & Casualty Insurance - 0.5%
AMBAC Financial Group, Inc.	71,200	6,097,568
TOTAL COMMON STOCKS (Cost $944,097,236)		1,117,718,318
Money Market Funds - 22.5%

Fidelity Cash Central Fund, 5.35% (b)	116,815,320	116,815,320
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	160,727,150	160,727,150
TOTAL MONEY MARKET FUNDS (Cost $277,542,470)		277,542,470
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $1,221,639,706)	1,395,260,788
NET OTHER ASSETS - (13.3)%	(163,408,616)
NET ASSETS - 100%	$ 1,231,852,172
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,322,120 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,488,551
Fidelity Securities Lending Cash Central Fund	644,021
Total	$ 2,132,572
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,222,294,814. Net unrealized appreciation aggregated $172,965,974, of which $177,948,902 related to appreciated investment securities and $4,982,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

November 30, 2006

1.810670.102

CHE-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CHEMICALS - 95.6%
Commodity Chemicals - 8.8%
Celanese Corp. Class A	187,886	$ 4,133,492
Georgia Gulf Corp.	96,116	1,957,883
Lyondell Chemical Co.	14,200	350,740
Tronox, Inc. Class A (d)	72,600	1,110,780
Westlake Chemical Corp.	31,900	1,044,725
		8,597,620
Diversified Chemicals - 35.9%
Ashland, Inc.	20,400	1,379,244
Cabot Corp.	24,600	1,011,798
Dow Chemical Co.	233,300	9,334,333
E.I. du Pont de Nemours & Co.	265,100	12,441,143
Eastman Chemical Co.	16,300	967,894
FMC Corp.	70,356	4,986,833
Hercules, Inc. (a)	28,700	534,681
Huntsman Corp.	70,000	1,218,700
Olin Corp.	29,000	485,170
PPG Industries, Inc.	41,600	2,674,880
		35,034,676
Fertilizers & Agricultural Chemicals - 8.7%
Monsanto Co.	153,200	7,364,324
Mosaic Co. (a)	53,900	1,148,070
		8,512,394
Industrial Gases - 16.9%
Air Products & Chemicals, Inc.	108,700	7,515,518
Airgas, Inc.	24,900	1,059,495
L'Air Liquide SA	2,310	522,766
Praxair, Inc.	118,060	7,366,944
		16,464,723
Specialty Chemicals - 25.3%
Chemtura Corp.	520,273	5,036,243
Cytec Industries, Inc.	65,000	3,466,450
Ecolab, Inc.	93,500	4,146,725
H.B. Fuller Co.	19,387	505,419
Lubrizol Corp.	19,800	937,332
Minerals Technologies, Inc.	10,000	568,400
Nalco Holding Co. (a)	24,600	490,278

	Shares	Value
OM Group, Inc. (a)	14,600	$ 686,930
OMNOVA Solutions, Inc. (a)	1,900	9,082
Rockwood Holdings, Inc. (a)	54,200	1,371,802
Rohm & Haas Co.	95,300	4,976,566
RPM International, Inc.	23,800	480,046
Sigma Aldrich Corp.	23,000	1,750,530
Valspar Corp.	10,300	288,194
		24,713,997
TOTAL CHEMICALS		93,323,410
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.35% (b)	4,340,578	4,340,578
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	1,143,450	1,143,450
TOTAL MONEY MARKET FUNDS (Cost $5,484,028)		5,484,028
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $81,589,887)	98,807,438
NET OTHER ASSETS - (1.2)%	(1,158,263)
NET ASSETS - 100%	$ 97,649,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,301
Fidelity Securities Lending Cash Central Fund	5,245
Total	$ 77,546
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $81,805,821. Net unrealized appreciation aggregated $17,001,617, of which $20,139,573 related to appreciated investment securities and $3,137,956 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

(formerly Fidelity® Select Developing
Communications Portfolio)

November 30, 2006

1.810680.102

DEV-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial & Professional Services - 0.9%
Tele Atlas NV (a)(d)	175,600	$ 3,473,991
COMMUNICATIONS EQUIPMENT - 78.3%
Communications Equipment - 78.3%
3Com Corp. (a)	274,100	1,148,479
Acme Packet, Inc.	2,500	43,600
ADC Telecommunications, Inc. (a)	138,079	1,904,109
Adtran, Inc.	110,600	2,409,974
ADVA AG Optical Networking (a)	246,763	2,473,600
Andrew Corp. (a)	381,800	3,806,546
Arris Group, Inc. (a)	123,400	1,472,162
AudioCodes Ltd. (a)	452,390	4,347,468
Bookham, Inc. (a)(d)	686,428	2,766,305
C-COR, Inc. (a)	33,600	336,000
Ceragon Networks Ltd. (a)	353,100	1,920,864
Ciena Corp. (a)	174,592	4,389,243
Cisco Systems, Inc. (a)	534,700	14,372,736
CommScope, Inc. (a)	9,400	283,598
Comtech Group, Inc. (a)(d)	409,000	6,642,160
Comverse Technology, Inc. (a)	908,110	17,726,307
Corning, Inc. (a)	1,433,000	30,895,480
ECI Telecom Ltd. (a)	185,300	1,645,464
F5 Networks, Inc. (a)	152,200	11,386,082
Foundry Networks, Inc. (a)	322,800	4,619,268
Foxconn International Holdings Ltd. (a)	80,000	241,686
Ixia (a)	110,837	1,051,843
JDS Uniphase Corp. (a)	171,750	3,173,940
Juniper Networks, Inc. (a)	436,759	9,298,599
Motorola, Inc.	2,595,500	57,542,235
MRV Communications, Inc. (a)	226,283	844,036
Nortel Networks Corp.	2,686,200	5,775,336
Optium Corp.	900	18,180
Orckit Communications Ltd. (a)	137,900	1,574,818
Polycom, Inc. (a)	44,200	1,274,728
Powerwave Technologies, Inc. (a)(d)	2,292,500	14,694,925
QUALCOMM, Inc.	1,271,100	46,509,549
Research In Motion Ltd. (a)	88,900	12,341,988
Riverbed Technology, Inc.	600	20,934
Riverstone Networks, Inc. (a)	1,129,500	11
Sandvine Corp.	1,828,700	3,378,651
Sonus Networks, Inc. (a)	1,306,896	8,207,307
Stratex Networks, Inc. (a)	415,900	1,780,052
Symmetricom, Inc. (a)	289,855	2,542,028
Tekelec (a)	127,600	2,054,360
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,848	71,832
Terayon Communication Systems, Inc. (a)	187,000	317,900
Tut Systems, Inc. (a)(d)	109,700	121,767
		287,426,150

	Shares	Value
COMPUTERS & PERIPHERALS - 1.9%
Computer Hardware - 1.3%
Compal Electronics, Inc.	247,627	$ 227,413
Concurrent Computer Corp. (a)	2,481,578	4,640,551
NEC Corp. sponsored ADR	700	3,325
		4,871,289
Computer Storage & Peripherals - 0.6%
Novatel Wireless, Inc. (a)(d)	126,100	1,190,384
SanDisk Corp. (a)	21,993	976,489
		2,166,873
TOTAL COMPUTERS & PERIPHERALS		7,038,162
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)	223,600	1,194,024
Integrated Telecommunication Services - 0.0%
Embarq Corp.	1,035	53,251
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,247,275
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	14,600	557,428
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Equipment & Instruments - 1.0%
Chi Mei Optoelectronics Corp.	415,617	441,448
Dolby Laboratories, Inc. Class A (a)	40,000	1,141,600
HannStar Display Corp. (a)	2,368,000	445,922
Nippon Electric Glass Co. Ltd.	48,000	1,042,577
Photon Dynamics, Inc. (a)	43,484	483,107
		3,554,654
Electronic Manufacturing Services - 1.1%
Flextronics International Ltd. (a)	317,600	3,573,000
Trimble Navigation Ltd. (a)	13,500	647,595
		4,220,595
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,775,249
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Directed Electronics, Inc.	82,100	1,187,166
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
aQuantive, Inc. (a)	41,200	984,680
DivX, Inc.	400	11,852
Openwave Systems, Inc. (a)(d)	544,519	4,573,960
RADVision Ltd. (a)	112,250	2,262,960
		7,833,452
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
Semiconductor Equipment - 0.4%
EMCORE Corp. (a)(d)	215,400	$ 1,292,400
Semiconductors - 8.3%
Actel Corp. (a)	19,449	362,918
Advanced Analogic Technologies, Inc. (a)	215,700	1,194,978
AMIS Holdings, Inc. (a)	226,200	2,442,960
Applied Micro Circuits Corp. (a)	426,568	1,492,988
ARM Holdings PLC sponsored ADR	216,900	1,539,990
Broadcom Corp. Class A (a)	53,400	1,753,122
Conexant Systems, Inc. (a)	432,400	942,632
CSR PLC (a)	69,800	910,954
Exar Corp. (a)	6,701	90,933
Ikanos Communications, Inc. (a)	1,700	15,317
Intersil Corp. Class A	73,700	1,825,549
Marvell Technology Group Ltd. (a)	45,200	932,928
Microtune, Inc. (a)	258,100	1,184,679
Mindspeed Technologies, Inc. (a)	440,463	748,787
MIPS Technologies, Inc. (a)	48,602	415,547
Novatek Microelectronics Corp.	389,591	1,746,775
O2Micro International Ltd. sponsored ADR (a)	334,000	2,725,440
Pericom Semiconductor Corp. (a)	58,100	669,893
Pixelplus Co. Ltd. sponsored ADR	123,700	204,105
PLX Technology, Inc. (a)	48,400	654,852
PMC-Sierra, Inc. (a)	1,200	9,132
Sigma Designs, Inc. (a)	64,927	1,697,841
Silicon On Insulator Technologies SA (SOITEC) (a)	74,100	2,484,480
SiRF Technology Holdings, Inc. (a)	7,600	232,256
Skyworks Solutions, Inc. (a)	149,500	1,085,370
Spansion, Inc. Class A	130,400	1,905,144
Transmeta Corp. (a)	236,700	274,572
Trident Microsystems, Inc. (a)	35,500	744,790
Vimicro International Corp. sponsored ADR	22,939	250,035
		30,538,967
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		31,831,367
SOFTWARE - 3.3%
Application Software - 2.6%
ECtel Ltd. (a)	2,790	13,532
NAVTEQ Corp. (a)	71,600	2,561,132
Ulticom, Inc. (a)	663,378	6,879,230
		9,453,894
Home Entertainment Software - 0.4%
Ubisoft Entertainment SA (a)	22,000	1,383,789

	Shares	Value
Systems Software - 0.3%
Allot Communications Ltd.	9,500	$ 110,770
Wind River Systems, Inc. (a)	95,400	1,021,734
		1,132,504
TOTAL SOFTWARE		11,970,187
WIRELESS TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
MTN Group Ltd.	148,900	1,521,424
NII Holdings, Inc. (a)	9,900	642,807
Philippine Long Distance Telephone Co. sponsored ADR	31,200	1,532,232
Vimpel Communications sponsored ADR (a)	27,300	2,077,257
		5,773,720
TOTAL COMMON STOCKS (Cost $404,172,410)		366,114,147
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	608,090
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	320,528	320,528
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	20,916,999	20,916,999
TOTAL MONEY MARKET FUNDS (Cost $21,237,527)		21,237,527
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $426,109,937)	387,959,764
NET OTHER ASSETS - (5.6)%	(20,696,139)
NET ASSETS - 100%	$ 367,263,625
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 154,027
Fidelity Securities Lending Cash Central Fund	180,479
Total	$ 334,506
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $429,521,861. Net unrealized depreciation aggregated $41,562,097, of which $23,389,781 related to appreciated investment securities and $64,951,878 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

November 30, 2006

1.810671.102

COM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.1%
Communications Equipment - 1.1%
Corning, Inc. (a)	141,400	$ 3,048,584
QUALCOMM, Inc.	63,300	2,316,147
		5,364,731
COMPUTERS & PERIPHERALS - 71.6%
Computer Hardware - 55.2%
Apple Computer, Inc. (a)(d)	278,700	25,551,216
Dell, Inc. (a)	1,631,300	44,436,612
Hewlett-Packard Co.	2,506,800	98,918,329
International Business Machines Corp. (d)	180,100	16,554,792
NCR Corp. (a)	291,400	12,503,974
Sun Microsystems, Inc. (a)	10,912,500	59,145,750
Wistron Corp.	3,041,828	3,879,883
		260,990,556
Computer Storage & Peripherals - 16.4%
ASUSTeK Computer, Inc.	980,400	2,695,039
Brocade Communications Systems, Inc. (a)	130,300	1,205,275
Electronics for Imaging, Inc. (a)	201,100	4,926,950
EMC Corp. (a)(d)	1,536,200	20,139,582
InnoLux Display Corp.	1,269,000	2,162,087
Komag, Inc. (a)	136,200	5,377,176
Lexmark International, Inc. Class A (a)(d)	101,200	6,980,776
Network Appliance, Inc. (a)	375,200	14,711,592
Quantum Corp. (a)	527,600	1,245,136
Rackable Systems, Inc. (a)	37,000	1,317,570
SanDisk Corp. (a)(d)	171,900	7,632,360
Seagate Technology (a)	353,500	9,106,160
		77,499,703
TOTAL COMPUTERS & PERIPHERALS		338,490,259
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
AU Optronics Corp.	2,438,000	3,279,313
LG.Philips LCD Co. Ltd. (a)	104,020	3,245,903
Phoenix Precision Technology Corp.	1,731,000	2,066,067
		8,591,283
HOUSEHOLD DURABLES - 2.4%
Consumer Electronics - 2.4%
Sony Corp. (d)	290,600	11,452,545
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
SonicWALL, Inc. (a)	210,700	2,117,535

	Shares	Value
IT SERVICES - 5.6%
Data Processing & Outsourced Services - 0.3%
Syntel, Inc.	49,462	$ 1,460,118
IT Consulting & Other Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	145,600	11,875,136
Infosys Technologies Ltd. sponsored ADR	122,600	6,562,778
Sapient Corp. (a)	159,100	868,686
Satyam Computer Services Ltd. sponsored ADR (d)	237,800	5,552,630
		24,859,230
TOTAL IT SERVICES		26,319,348
MACHINERY - 2.4%
Industrial Machinery - 2.4%
Shin Zu Shing Co. Ltd.	1,570,000	11,068,645
OFFICE ELECTRONICS - 0.5%
Office Electronics - 0.5%
Canon, Inc.	45,100	2,373,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Semiconductor Equipment - 0.6%
Applied Materials, Inc.	129,800	2,333,804
Rudolph Technologies, Inc. (a)	25,000	400,750
		2,734,554
Semiconductors - 3.2%
Advanced Micro Devices, Inc. (a)	92,580	1,996,951
Advanced Semiconductor Engineering, Inc. (a)	2,476,000	2,848,089
Broadcom Corp. Class A (a)	75,800	2,488,514
Marvell Technology Group Ltd. (a)	179,700	3,709,008
Spansion, Inc. Class A	297,700	4,349,397
		15,391,959
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,126,513
SOFTWARE - 2.2%
Application Software - 2.2%
Citrix Systems, Inc. (a)	63,500	1,824,990
Cognos, Inc. (a)	63,300	2,589,603
Hyperion Solutions Corp. (a)	66,700	2,451,892
Intuit, Inc. (a)	33,500	1,054,580
Opsware, Inc. (a)	255,300	2,236,428
		10,157,493
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Best Buy Co., Inc. (d)	34,400	1,890,968
TOTAL COMMON STOCKS (Cost $412,708,617)		435,952,933
Money Market Funds - 20.7%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	37,369,137	$ 37,369,137
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	60,617,200	60,617,200
TOTAL MONEY MARKET FUNDS (Cost $97,986,337)		97,986,337
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $510,694,954)	533,939,270
NET OTHER ASSETS - (13.0)%	(61,300,599)
NET ASSETS - 100%	$ 472,638,671
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 508,702
Fidelity Securities Lending Cash Central Fund	98,071
Total	$ 606,773
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $516,021,251. Net unrealized appreciation aggregated $17,918,019, of which $34,310,749 related to appreciated investment securities and $16,392,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

November 30, 2006

1.810672.102

HOU-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
American Standard Companies, Inc.	39,300	$ 1,761,033
Masco Corp.	94,700	2,716,943
NCI Building Systems, Inc. (a)	13,900	767,002
		5,244,978
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Dycom Industries, Inc. (a)	34,000	690,880
MasTec, Inc. (a)	71,800	809,904
		1,500,784
CONSTRUCTION & ENGINEERING - 14.0%
Construction & Engineering - 14.0%
Chicago Bridge & Iron Co. NV (NY Shares)	45,800	1,327,284
EMCOR Group, Inc. (a)	17,700	1,056,159
Fluor Corp.	86,400	7,523,712
Foster Wheeler Ltd. (a)	47,600	2,570,400
Infrasource Services, Inc. (a)	49,700	1,074,017
Jacobs Engineering Group, Inc. (a)	30,800	2,583,196
Shaw Group, Inc. (a)	45,400	1,357,006
URS Corp. (a)	28,000	1,236,480
Veidekke ASA	16,400	598,919
Washington Group International, Inc.	15,700	922,846
YIT-Yhtyma OY	20,550	533,906
		20,783,925
CONSTRUCTION MATERIALS - 5.9%
Construction Materials - 5.9%
Eagle Materials, Inc.	25,200	1,083,600
Florida Rock Industries, Inc.	26,475	1,192,434
Martin Marietta Materials, Inc.	26,700	2,651,577
Texas Industries, Inc. (d)	11,500	784,875
Vulcan Materials Co.	35,000	3,105,200
		8,817,686
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc.	8,000	365,200
HOUSEHOLD DURABLES - 15.8%
Home Furnishings - 0.3%
Samson Holding Ltd.	886,000	512,554
Homebuilding - 15.5%
Barratt Developments PLC	37,300	809,744
D.R. Horton, Inc. (d)	221,766	5,907,846
KB Home (d)	58,800	3,039,372
Lennar Corp. Class A	63,800	3,349,500
Pulte Homes, Inc. (d)	142,300	4,801,202

	Shares	Value
Ryland Group, Inc.	7,000	$ 369,250
Standard Pacific Corp.	53,000	1,359,980
Toll Brothers, Inc. (a)	102,600	3,303,720
		22,940,614
TOTAL HOUSEHOLD DURABLES		23,453,168
MACHINERY - 1.9%
Construction & Farm Machinery & Heavy Trucks - 1.8%
Bucyrus International, Inc. Class A	13,100	559,370
Caterpillar, Inc.	22,000	1,364,660
Joy Global, Inc.	16,800	737,520
		2,661,550
Industrial Machinery - 0.1%
Danaher Corp.	1,300	95,056
TOTAL MACHINERY		2,756,606
REAL ESTATE INVESTMENT TRUSTS - 3.5%
Residential REITs - 1.5%
Equity Residential (SBI)	26,100	1,390,086
United Dominion Realty Trust, Inc. (SBI)	26,596	893,094
		2,283,180
Retail REITs - 2.0%
General Growth Properties, Inc.	52,500	2,884,350
TOTAL REAL ESTATE INVESTMENT TRUSTS		5,167,530
REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.7%
Real Estate Management & Development - 9.7%
AV Jennings Homes Ltd.	768,664	691,339
CB Richard Ellis Group, Inc. Class A (a)	162,500	5,351,125
China Overseas Land & Investment Ltd.	1,069,000	1,169,500
Forest City Enterprises, Inc. Class A	60,800	3,542,208
The St. Joe Co. (d)	65,400	3,661,746
		14,415,918
SPECIALTY RETAIL - 42.0%
Home Improvement Retail - 41.6%
Home Depot, Inc. (d)	958,650	36,399,939
Lowe's Companies, Inc. (d)	767,500	23,147,800
Sherwin-Williams Co.	35,600	2,226,780
		61,774,519
Homefurnishing Retail - 0.4%
Pier 1 Imports, Inc.	87,900	584,535
TOTAL SPECIALTY RETAIL		62,359,054
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)(d)	28,500	1,906,650
TOTAL COMMON STOCKS (Cost $123,538,961)		146,771,499
Money Market Funds - 18.4%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	1,625,498	$ 1,625,498
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	25,580,375	25,580,375
TOTAL MONEY MARKET FUNDS (Cost $27,205,873)		27,205,873
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $150,744,834)	173,977,372
NET OTHER ASSETS - (17.3)%	(25,596,286)
NET ASSETS - 100%	$ 148,381,086
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,395
Fidelity Securities Lending Cash Central Fund	126,537
Total	$ 174,932
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $150,878,510. Net unrealized appreciation aggregated $23,098,862, of which $25,402,983 related to appreciated investment securities and $2,304,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

(formerly Fidelity ® Select
Consumer Industries Portfolio)

November 30, 2006

1.810692.102

CPR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTOMOBILES - 1.2%
Automobile Manufacturers - 1.2%
Renault SA	2,100	$ 251,664
Toyota Motor Corp. sponsored ADR	2,600	312,130
		563,794
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 1.7%
Hewlett-Packard Co.	20,600	812,876
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Galaxy Entertainment Group Ltd. (a)	52,000	56,086
DIVERSIFIED CONSUMER SERVICES - 1.6%
Specialized Consumer Services - 1.6%
Sotheby's Class A (ltd. vtg.)	23,700	736,833
DIVERSIFIED FINANCIAL SERVICES - 1.7%
Specialized Finance - 1.7%
Moody's Corp.	11,900	826,812
FOOD & STAPLES RETAILING - 2.1%
Food Retail - 1.0%
Tesco PLC	14,500	111,505
Tesco PLC Sponsored ADR	15,400	362,670
		474,175
Hypermarkets & Super Centers - 1.1%
Carrefour SA	8,000	500,124
TOTAL FOOD & STAPLES RETAILING		974,299
HOTELS, RESTAURANTS & LEISURE - 13.0%
Casinos & Gaming - 4.5%
Boyd Gaming Corp.	10,200	431,970
International Game Technology	15,700	687,346
Las Vegas Sands Corp. (a)	2,600	238,056
Penn National Gaming, Inc. (a)	6,200	229,214
Station Casinos, Inc.	4,100	278,964
Wynn Resorts Ltd. (d)	3,000	263,550
		2,129,100
Hotels, Resorts & Cruise Lines - 1.6%
Accor SA	6,900	501,620
Marriott International, Inc. Class A	5,200	234,780
		736,400
Restaurants - 6.9%
McDonald's Corp.	37,700	1,582,269
Starbucks Corp. (a)	15,200	536,408
Tim Hortons, Inc.	4,577	141,338
Wendy's International, Inc.	31,000	1,009,670
		3,269,685
TOTAL HOTELS, RESTAURANTS & LEISURE		6,135,185

	Shares	Value
INTERNET & CATALOG RETAIL - 2.3%
Catalog Retail - 1.9%
Coldwater Creek, Inc. (a)(d)	36,200	$ 910,430
Internet Retail - 0.4%
Blue Nile, Inc. (a)	6,000	201,060
TOTAL INTERNET & CATALOG RETAIL		1,111,490
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	1,354	656,582
MEDIA - 17.4%
Broadcasting & Cable TV - 1.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	20,700	543,996
Movies & Entertainment - 12.0%
News Corp.:
Class A	137,200	2,826,320
Class B	4,500	96,885
The Walt Disney Co.	5,000	165,250
Time Warner, Inc.	124,400	2,505,416
Viacom, Inc. Class B (non-vtg.) (a)	1,500	56,265
		5,650,136
Publishing - 4.3%
McGraw-Hill Companies, Inc.	21,200	1,412,980
R.H. Donnelley Corp.	10,200	632,400
		2,045,380
TOTAL MEDIA		8,239,512
MULTILINE RETAIL - 19.7%
Department Stores - 16.4%
Federated Department Stores, Inc.	86,200	3,628,158
JCPenney Co., Inc.	23,300	1,802,022
Kohl's Corp. (a)(d)	3,900	271,440
Nordstrom, Inc.	1,200	58,824
Saks, Inc. (d)	67,900	1,393,308
Sears Holdings Corp. (a)	3,400	582,828
		7,736,580
General Merchandise Stores - 3.3%
Target Corp.	26,700	1,551,003
TOTAL MULTILINE RETAIL		9,287,583
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc.	9,000	269,010
SPECIALTY RETAIL - 28.3%
Apparel Retail - 13.6%
Abercrombie & Fitch Co. Class A	6,800	458,592
Aeropostale, Inc. (a)(d)	1,900	57,456
American Eagle Outfitters, Inc.	9,500	429,210
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
Casual Male Retail Group, Inc. (a)	18,900	$ 265,545
Charlotte Russe Holding, Inc. (a)	5,100	153,867
Gap, Inc.	6,500	121,680
Gymboree Corp. (a)	20,400	811,920
Hot Topic, Inc. (a)	5,000	66,750
Limited Brands, Inc.	41,900	1,327,811
Ross Stores, Inc.	9,100	282,009
The Children's Place Retail Stores, Inc. (a)	4,500	290,340
TJX Companies, Inc.	52,200	1,431,324
Tween Brands, Inc. (a)	7,000	293,440
Urban Outfitters, Inc. (a)	4,500	100,260
Zumiez, Inc. (a)(d)	10,700	328,597
		6,418,801
Computer & Electronics Retail - 5.7%
Best Buy Co., Inc.	29,450	1,618,867
Circuit City Stores, Inc.	23,900	596,544
RadioShack Corp.	28,302	496,134
		2,711,545
Home Improvement Retail - 2.8%
Home Depot, Inc.	21,600	820,152
Lowe's Companies, Inc.	16,300	491,608
		1,311,760
Specialty Stores - 6.2%
Office Depot, Inc. (a)	23,000	870,780
OfficeMax, Inc.	10,800	508,356
PETsMART, Inc.	4,100	121,278
Staples, Inc.	45,350	1,155,065
Tiffany & Co., Inc.	6,600	253,638
		2,909,117
TOTAL SPECIALTY RETAIL		13,351,223

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 7.9%
Apparel, Accessories & Luxury Goods - 7.4%
Coach, Inc. (a)	29,000	$ 1,253,090
Phillips-Van Heusen Corp.	10,400	513,032
Polo Ralph Lauren Corp. Class A	22,200	1,736,040
		3,502,162
Footwear - 0.5%
Deckers Outdoor Corp. (a)	4,500	251,100
TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,753,262
TOTAL COMMON STOCKS (Cost $40,698,630)		46,774,547
Money Market Funds - 6.4%

Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c) (Cost $3,010,175)	3,010,175	3,010,175
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $43,708,805)	49,784,722
NET OTHER ASSETS - (5.4)%	(2,546,221)
NET ASSETS - 100%	$ 47,238,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,562
Fidelity Securities Lending Cash Central Fund	11,304
Total	$ 68,866
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $43,783,060. Net unrealized appreciation aggregated $6,001,662, of which $6,346,655 related to appreciated investment securities and $344,993 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

(formerly Fidelity® Select Food
and Agriculture Portfolio)

November 30, 2006

1.810694.102

FOO-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BEVERAGES - 25.8%
Brewers - 4.6%
Boston Beer Co., Inc. Class A (a)	23,000	$ 829,380
InBev SA	63,400	4,159,935
Molson Coors Brewing Co. Class B	77,700	5,522,916
SABMiller PLC	192,900	4,030,311
		14,542,542
Distillers & Vintners - 2.5%
Diageo PLC sponsored ADR	51,300	3,964,977
Pernod Ricard SA	18,250	4,040,664
		8,005,641
Soft Drinks - 18.7%
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	91,100	3,343,370
Fomento Economico Mexicano SA de CV sponsored ADR	7,900	831,475
Hansen Natural Corp. (a)(d)	30,700	863,591
PepsiCo, Inc.	469,800	29,113,506
The Coca-Cola Co.	540,200	25,297,566
		59,449,508
TOTAL BEVERAGES		81,997,691
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	58,300	784,718
FOOD & STAPLES RETAILING - 20.3%
Drug Retail - 5.5%
CVS Corp. (d)	547,300	15,745,821
Rite Aid Corp.	178,500	847,875
Walgreen Co.	19,300	781,457
		17,375,153
Food Distributors - 2.0%
Sysco Corp.	155,900	5,589,015
United Natural Foods, Inc. (a)	22,200	786,768
		6,375,783
Food Retail - 7.2%
Kroger Co.	421,600	9,047,536
Safeway, Inc.	427,100	13,158,951
The Great Atlantic & Pacific Tea Co.	31,200	820,560
		23,027,047
Hypermarkets & Super Centers - 5.6%
Wal-Mart Stores, Inc.	388,900	17,928,290
TOTAL FOOD & STAPLES RETAILING		64,706,273

	Shares	Value
FOOD PRODUCTS - 15.1%
Agricultural Products - 1.8%
Archer-Daniels-Midland Co.	136,500	$ 4,791,150
Corn Products International, Inc.	22,600	820,832
		5,611,982
Packaged Foods & Meats - 13.3%
Cadbury Schweppes PLC sponsored ADR	96,900	4,022,319
Groupe Danone	26,200	4,031,447
Kellogg Co.	112,500	5,600,250
Koninklijke Numico NV	33,300	1,716,652
Lindt & Spruengli AG	71	1,687,190
Nestle SA sponsored ADR	175,800	15,646,200
TreeHouse Foods, Inc. (a)	100	3,210
Tyson Foods, Inc. Class A	51,200	813,568
Unilever NV (NY Shares)	340,600	9,022,494
		42,543,330
TOTAL FOOD PRODUCTS		48,155,312
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Fortune Brands, Inc.	10,000	809,000
HOUSEHOLD PRODUCTS - 18.4%
Household Products - 18.4%
Colgate-Palmolive Co.	186,800	12,151,340
Procter & Gamble Co.	739,597	46,439,297
		58,590,637
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	243,700	7,954,368
Bare Escentuals, Inc.	26,205	783,267
Herbalife Ltd. (a)	41,100	1,601,256
Playtex Products, Inc. (a)	55,100	818,786
		11,157,677
TOBACCO - 13.4%
Tobacco - 13.4%
Altria Group, Inc.	342,700	28,858,767
British American Tobacco PLC sponsored ADR (d)	112,400	6,423,660
Japan Tobacco, Inc.	190	841,782
Loews Corp. - Carolina Group	103,000	6,424,110
		42,548,319
TOTAL COMMON STOCKS (Cost $281,419,243)		308,749,627
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	7,967,328	$ 7,967,328
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	9,872,450	9,872,450
TOTAL MONEY MARKET FUNDS (Cost $17,839,778)		17,839,778
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $299,259,021)	326,589,405
NET OTHER ASSETS - (2.6)%	(8,163,464)
NET ASSETS - 100%	$ 318,425,941
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 463,972
Fidelity Securities Lending Cash Central Fund	68,850
Total	$ 532,822
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $299,932,175. Net unrealized appreciation aggregated $26,657,230, of which $30,684,836 related to appreciated investment securities and $4,027,606 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

November 30, 2006

1.810679.102

DEF-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AEROSPACE & DEFENSE - 81.2%
Aerospace & Defense - 81.2%
AAR Corp. (a)(d)	1,178,000	$ 31,323,020
Alliant Techsystems, Inc. (a)(d)	573,355	44,326,075
BE Aerospace, Inc. (a)	1,403,950	36,797,530
Ceradyne, Inc. (a)	95,900	5,065,438
DRS Technologies, Inc.	810,100	40,253,869
DynCorp International, Inc. Class A	255,000	3,340,500
EDO Corp. (d)	270,300	5,927,679
GenCorp, Inc. (non-vtg.) (a)(d)	181,300	2,503,753
General Dynamics Corp.	1,721,200	128,814,608
Goodrich Corp.	455,550	20,499,750
Hexcel Corp. (a)(d)	1,339,100	23,969,890
L-3 Communications Holdings, Inc.	372,100	30,605,225
Lockheed Martin Corp.	223,400	20,206,530
MTC Technologies, Inc. (a)	116,950	3,051,226
Orbital Sciences Corp. (a)	1,114,392	20,192,783
Precision Castparts Corp.	518,500	39,126,010
Raytheon Co.	1,992,652	101,704,958
Rockwell Collins, Inc.	1,193,100	71,979,723
Spirit AeroSystems Holdings, Inc. Class A	14,000	408,100
Stanley, Inc.	473,500	7,940,595
The Boeing Co. (d)	2,050,100	181,495,352
Triumph Group, Inc.	230,400	12,225,024
		831,757,638
COMMUNICATIONS EQUIPMENT - 4.6%
Communications Equipment - 4.6%
Alcatel SA sponsored ADR (d)	393,800	5,229,664
Ciena Corp. (a)	180,600	4,540,284
Harris Corp.	887,800	37,385,258
		47,155,206
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
CPI International, Inc.	4,700	65,847
L-1 Identity Solutions, Inc. (a)	165,900	2,780,484
		2,846,331
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Harman International Industries, Inc.	9,600	996,864
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
General Electric Co.	117,700	4,152,456
IT SERVICES - 4.3%
IT Consulting & Other Services - 4.3%
CACI International, Inc. Class A (a)	205,600	12,303,104
ManTech International Corp. Class A (a)	159,500	5,786,660
NCI, Inc. Class A (a)(e)	537,862	7,255,758

	Shares	Value
SI International, Inc. (a)	6,300	$ 216,909
SRA International, Inc. Class A (a)	631,400	18,424,252
		43,986,683
METALS & MINING - 5.4%
Diversified Metals & Mining - 3.5%
Titanium Metals Corp.	927,100	29,639,387
Toho Titanium Co. Ltd. (d)	122,500	6,315,960
		35,955,347
Steel - 1.9%
Allegheny Technologies, Inc.	119,100	10,677,315
Carpenter Technology Corp.	81,800	8,737,058
		19,414,373
TOTAL METALS & MINING		55,369,720
SOFTWARE - 0.5%
Application Software - 0.5%
NAVTEQ Corp. (a)	151,000	5,401,270
TOTAL COMMON STOCKS (Cost $776,613,836)		991,666,168
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 5.35% (b)	37,135,112	37,135,112
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	38,659,325	38,659,325
TOTAL MONEY MARKET FUNDS (Cost $75,794,437)		75,794,437
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $852,408,273)	1,067,460,605
NET OTHER ASSETS - (4.2)%	(42,637,473)
NET ASSETS - 100%	$ 1,024,823,132
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,002,639
Fidelity Securities Lending Cash Central Fund	176,441
Total	$ 1,179,080
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NCI, Inc. Class A	$ 2,213,442	$ 5,020,857	$ 450,544	$ -	$ 7,255,758
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $853,295,000. Net unrealized appreciation aggregated $214,165,605, of which $224,914,926 related to appreciated investment securities and $10,749,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

November 30, 2006

1.810682.102

ELE-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
Nitto Denko Corp.	100,000	$ 4,827,705
Tokuyama Corp.	700,000	9,370,412
		14,198,117
COMPUTERS & PERIPHERALS - 0.3%
Computer Storage & Peripherals - 0.3%
Phison Electronics Corp. (a)	1,000,000	7,173,778
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 1.8%
Evergreen Solar, Inc. (a)(d)	2,300,000	21,252,000
Q-Cells AG (d)	125,000	5,321,629
SolarWorld AG	100,000	6,104,562
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	200,025	5,986,748
		38,664,939
ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.8%
Electronic Equipment & Instruments - 2.1%
AU Optronics Corp. sponsored ADR (d)	500,000	6,690,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	750,000	11,662,500
Motech Industries, Inc.	1,525,526	22,948,930
Photon Dynamics, Inc. (a)	450,000	4,999,500
		46,300,930
Electronic Manufacturing Services - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,500,000	25,487,013
Technology Distributors - 5.6%
Arrow Electronics, Inc. (a)(d)	2,767,200	87,886,272
Avnet, Inc. (a)	1,206,014	29,897,087
Wolfson Microelectronics PLC (a)	1,000,000	5,395,298
		123,178,657
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		194,966,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 86.4%
Semiconductor Equipment - 20.4%
Applied Materials, Inc. (d)	7,500,000	134,850,000
ASML Holding NV (NY Shares) (a)	500,000	12,450,000
Cohu, Inc.	450,000	8,896,500
Cymer, Inc. (a)	475,000	22,443,750
Entegris, Inc. (a)	1,000,000	10,660,000
FormFactor, Inc. (a)	471,300	17,607,768
KLA-Tencor Corp. (d)	2,200,000	113,674,000
Lam Research Corp. (a)(d)	1,250,000	65,750,000
MEMC Electronic Materials, Inc. (a)	800,000	31,840,000
MKS Instruments, Inc. (a)	200,000	4,162,000

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	400,000	$ 15,892,000
Verigy Ltd.	650,000	11,596,000
		449,822,018
Semiconductors - 66.0%
Actel Corp. (a)	100,000	1,866,000
Advanced Analogic Technologies, Inc. (a)	500,000	2,770,000
Altera Corp. (a)(d)	2,050,000	40,774,500
Analog Devices, Inc.	3,000,000	97,560,000
ARM Holdings PLC sponsored ADR	8,000,000	56,800,000
Broadcom Corp. Class A (a)	1,750,000	57,452,500
Cree, Inc. (a)	500,100	9,896,979
CSR PLC (a)	1,600,000	20,881,472
Hittite Microwave Corp. (a)	250,000	9,767,500
Holtek Semiconductor, Inc.	5,003,000	9,467,644
Intel Corp. (d)	12,000,000	256,199,999
Intersil Corp. Class A	750,000	18,577,500
Linear Technology Corp.	2,000,000	64,280,000
Marvell Technology Group Ltd. (a)	4,750,000	98,040,000
Maxim Integrated Products, Inc.	4,000,000	125,920,000
National Semiconductor Corp. (d)	4,750,031	114,903,250
NVIDIA Corp. (a)	1,500,000	55,485,000
ON Semiconductor Corp. (a)	592,000	3,812,480
PMC-Sierra, Inc. (a)	750,000	5,707,500
Power Integrations, Inc. (a)	350,000	9,751,000
Powerchip Semiconductor Corp.	7,500,000	4,870,130
ProMOS Technologies, Inc. (a)	10,000,000	4,499,072
Saifun Semiconductors Ltd.	400,000	6,740,000
Samsung Electronics Co. Ltd.	30,000	20,595,042
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	1,250,000	41,910,930
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	6,000,034	46,980,266
Spansion, Inc. Class A	500,000	7,305,000
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000,000	24,304,267
Texas Instruments, Inc. (d)	6,000,000	177,300,000
Vimicro International Corp. sponsored ADR	1,000,000	10,900,000
Volterra Semiconductor Corp. (a)(d)	400,043	6,780,729
Xilinx, Inc.	1,650,000	44,220,000
		1,456,318,760
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,906,140,778
TOTAL COMMON STOCKS (Cost $2,224,508,730)		2,161,144,212
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc.:
4.375% 7/1/12 (e)	$ 2,980,000	$ 4,056,525
4.375% 7/1/12	520,000	707,850
		4,764,375
Money Market Funds - 11.3%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	75,503,970	75,503,970
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	173,692,243	173,692,243
TOTAL MONEY MARKET FUNDS (Cost $249,196,213)		249,196,213
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $2,477,405,569)	2,415,104,800
NET OTHER ASSETS - (9.4)%	(208,094,419)
NET ASSETS - 100%	$ 2,207,010,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,056,525 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,775,339
Fidelity Securities Lending Cash Central Fund	1,420,270
Total	$ 3,195,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cohu, Inc.	$ 29,568,000	$ -	$ 17,122,052	$ 195,000	$ -
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,497,688,289. Net unrealized depreciation aggregated $82,583,489, of which $169,881,692 related to appreciated investment securities and $252,465,181 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

November 30, 2006

1.810683.102

ENE-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	61,000	$ 1,767,780
Fluor Corp.	53,200	4,632,656
Jacobs Engineering Group, Inc. (a)	177,100	14,853,377
		21,253,813
ELECTRICAL EQUIPMENT - 1.2%
Heavy Electrical Equipment - 1.2%
Vestas Wind Systems AS (a)	758,400	29,267,679
ENERGY EQUIPMENT & SERVICES - 35.4%
Oil & Gas Drilling - 14.7%
Diamond Offshore Drilling, Inc.	799,000	62,018,380
GlobalSantaFe Corp.	1,268,200	76,092,000
Noble Corp.	1,664,300	128,567,175
Pride International, Inc. (a)	1,829,916	59,087,988
Transocean, Inc. (a)	456,900	35,615,355
		361,380,898
Oil & Gas Equipment & Services - 20.7%
Baker Hughes, Inc.	1,615,550	118,629,837
Halliburton Co.	1,915,664	64,634,503
Hydril Co. (a)	114,000	8,625,240
National Oilwell Varco, Inc. (a)	1,317,550	87,630,251
Oceaneering International, Inc. (a)	153,500	6,694,135
Schlumberger Ltd. (NY Shares) (d)	2,131,260	145,948,685
Smith International, Inc.	745,397	31,575,017
Superior Energy Services, Inc. (a)	672,400	21,900,068
W-H Energy Services, Inc. (a)	222,500	10,624,375
Weatherford International Ltd. (a)	242,900	10,908,639
		507,170,750
TOTAL ENERGY EQUIPMENT & SERVICES		868,551,648
MACHINERY - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Bucyrus International, Inc. Class A	316,500	13,514,550
Joy Global, Inc.	449,000	19,711,100
		33,225,650
OIL, GAS & CONSUMABLE FUELS - 60.2%
Coal & Consumable Fuels - 3.8%
Arch Coal, Inc.	708,900	25,449,510
CONSOL Energy, Inc.	977,200	35,873,012
Foundation Coal Holdings, Inc.	146,500	5,436,615
Peabody Energy Corp.	577,200	26,556,972
		93,316,109

	Shares	Value
Integrated Oil & Gas - 25.8%
Chevron Corp.	2,817,732	$ 203,778,379
ConocoPhillips	2,840,926	191,194,320
Exxon Mobil Corp.	2,437,410	187,217,462
Hess Corp.	356,000	17,896,120
Occidental Petroleum Corp.	645,300	32,484,402
		632,570,683
Oil & Gas Exploration & Production - 22.7%
Aurora Oil & Gas Corp. (a)	884,583	3,016,428
Cabot Oil & Gas Corp.	735,500	45,696,615
Chesapeake Energy Corp. (d)	2,256,100	76,775,083
Energy Partners Ltd. (a)	363,513	8,833,366
EOG Resources, Inc.	970,400	68,442,312
Houston Exploration Co. (a)	475,435	26,681,412
Mariner Energy, Inc. (a)	133,218	2,790,917
Newfield Exploration Co. (a)	167,600	8,341,452
Noble Energy, Inc.	46,800	2,503,800
Petrohawk Energy Corp. (a)	903,800	11,722,286
Plains Exploration & Production Co. (a)	1,025,305	48,271,359
Quicksilver Resources, Inc. (a)	638,800	27,027,628
Range Resources Corp.	2,254,500	70,092,405
Ultra Petroleum Corp. (a)	1,627,300	87,711,470
W&T Offshore, Inc.	143,100	4,959,846
XTO Energy, Inc.	1,274,800	64,504,880
		557,371,259
Oil & Gas Refining & Marketing - 7.9%
Petroplus Holdings AG (a)	30,070	1,754,731
Sunoco, Inc.	204,400	13,931,904
Valero Energy Corp.	3,246,932	178,808,545
		194,495,180
TOTAL OIL, GAS & CONSUMABLE FUELS		1,477,753,231
TOTAL COMMON STOCKS (Cost $1,858,134,732)		2,430,052,021
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 5.35% (b)	16,578,828	16,578,828
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	6,029,125	6,029,125
TOTAL MONEY MARKET FUNDS (Cost $22,607,953)		22,607,953
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,880,742,685)	2,452,659,974
NET OTHER ASSETS - 0.1%	3,625,314
NET ASSETS - 100%	$ 2,456,285,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,227,795
Fidelity Securities Lending Cash Central Fund	183,914
Total	$ 1,411,709
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,899,985,590. Net unrealized appreciation aggregated $552,674,384, of which $568,464,511 related to appreciated investment securities and $15,790,127 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

November 30, 2006

1.810703.102

ENS-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.7%
Heavy Electrical Equipment - 0.7%
Vestas Wind Systems AS (a)	289,800	$ 11,183,773
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Sunpower Corp. Class A (d)	221,100	8,251,452
ENERGY EQUIPMENT & SERVICES - 96.2%
Oil & Gas Drilling - 24.3%
Atwood Oceanics, Inc. (a)	138,600	6,870,402
Diamond Offshore Drilling, Inc. (d)	569,700	44,220,114
ENSCO International, Inc.	464,300	24,078,598
GlobalSantaFe Corp.	1,210,310	72,618,600
Grey Wolf, Inc. (a)	1,200	8,496
Helmerich & Payne, Inc.	7,100	188,647
Hercules Offshore, Inc. (a)	275,000	9,369,250
Noble Corp.	1,019,550	78,760,238
Patterson-UTI Energy, Inc.	1,300	36,023
Pride International, Inc. (a)(d)	1,733,286	55,967,805
Rowan Companies, Inc.	4,300	154,886
TODCO Class A (a)	3,200	128,032
Transocean, Inc. (a)	913,527	71,209,430
		363,610,521
Oil & Gas Equipment & Services - 71.9%
Acergy SA (a)	204,900	4,036,530
Baker Hughes, Inc.	1,326,536	97,407,538
Basic Energy Services, Inc. (a)	281,200	7,105,924
Cameron International Corp. (a)	1,036,800	56,318,976
Dresser-Rand Group, Inc. (a)	288,600	6,987,006
Dril-Quip, Inc. (a)	500,200	21,173,466
FMC Technologies, Inc. (a)	264,200	15,854,642
Global Industries Ltd. (a)	388,200	5,543,496
Grant Prideco, Inc. (a)	658,305	28,846,925
Halliburton Co. (d)	3,679,134	124,133,981
Hanover Compressor Co. (a)	395,700	7,815,075
Hornbeck Offshore Services, Inc. (a)	90,800	3,426,792
Hydril Co. (a)	107,200	8,110,752
National Oilwell Varco, Inc. (a)	1,551,931	103,218,931
Oceaneering International, Inc. (a)	993,100	43,309,091
Oil States International, Inc. (a)	586,100	20,402,141
Schlumberger Ltd. (NY Shares) (d)	4,877,546	334,014,350
Smith International, Inc.	1,037,156	43,933,928
Superior Energy Services, Inc. (a)	348,300	11,344,131
TETRA Technologies, Inc. (a)	357,700	9,242,968

	Shares	Value
Tidewater, Inc.	5,700	$ 315,381
Universal Compression Holdings, Inc. (a)	154,900	9,750,955
W-H Energy Services, Inc. (a)	808,300	38,596,325
Weatherford International Ltd. (a)	1,593,610	71,569,025
		1,072,458,329
TOTAL ENERGY EQUIPMENT & SERVICES		1,436,068,850
INDUSTRIAL CONGLOMERATES - 1.2%
Industrial Conglomerates - 1.2%
McDermott International, Inc. (a)	336,650	17,532,732
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Exploration & Production - 0.6%
Plains Exploration & Production Co. (a)	103,800	4,886,904
Quicksilver Resources, Inc. (a)	80,062	3,387,423
		8,274,327
TOTAL COMMON STOCKS (Cost $980,108,069)		1,481,311,134
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 5.35% (b)	9,771,081	9,771,081
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	92,578,500	92,578,500
TOTAL MONEY MARKET FUNDS (Cost $102,349,581)		102,349,581
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,082,457,650)	1,583,660,715
NET OTHER ASSETS - (6.1)%	(91,666,614)
NET ASSETS - 100%	$ 1,491,994,101
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 612,503
Fidelity Securities Lending Cash Central Fund	168,931
Total	$ 781,434
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,089,275,509. Net unrealized appreciation aggregated $494,385,206, of which $498,520,702 related to appreciated investment securities and $4,135,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

November 30, 2006

1.810704.102

ENV-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Ballard Power Systems, Inc. (a)(d)	147,600	$ 1,067,149
CHEMICALS - 8.2%
Commodity Chemicals - 0.6%
Calgon Carbon Corp. (a)(d)	51,400	300,690
Specialty Chemicals - 7.6%
Ecolab, Inc.	94,700	4,199,944
TOTAL CHEMICALS		4,500,634
COMMERCIAL SERVICES & SUPPLIES - 34.2%
Diversified Commercial & Professional Services - 1.4%
Tetra Tech, Inc. (a)	46,000	802,700
Environmental & Facility Services - 32.8%
Allied Waste Industries, Inc.	223,000	2,827,640
Bennett Environmental, Inc. (a)	45,900	28,134
Casella Waste Systems, Inc. Class A (a)	19,600	213,836
Clean Harbors, Inc.	44,500	1,901,485
Covanta Holding Corp. (a)	80,000	1,766,400
Republic Services, Inc.	72,400	3,003,152
Stericycle, Inc. (a)(d)	37,700	2,730,234
Waste Connections, Inc. (a)	54,300	2,191,005
Waste Management, Inc.	91,893	3,364,203
		18,026,089
TOTAL COMMERCIAL SERVICES & SUPPLIES		18,828,789
CONSTRUCTION & ENGINEERING - 1.6%
Construction & Engineering - 1.6%
Insituform Technologies, Inc. Class A (a)	34,700	892,484
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 0.7%
FuelCell Energy, Inc. (d)	40,400	263,408
Hydrogenics Corp. (a)	64,100	95,509
		358,917
Heavy Electrical Equipment - 0.7%
Capstone Turbine Corp. (a)(d)	99,600	135,456
Plug Power, Inc. (a)	67,900	275,674
		411,130
TOTAL ELECTRICAL EQUIPMENT		770,047

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Newpark Resources, Inc. (a)	66,400	$ 408,360
FOOD & STAPLES RETAILING - 7.9%
Food Distributors - 2.0%
United Natural Foods, Inc. (a)	31,800	1,126,992
Food Retail - 5.9%
Whole Foods Market, Inc.	53,500	2,610,800
Wild Oats Markets, Inc. (a)(d)	40,800	617,712
		3,228,512
TOTAL FOOD & STAPLES RETAILING		4,355,504
FOOD PRODUCTS - 3.8%
Packaged Foods & Meats - 3.8%
Green Mountain Coffee Roasters, Inc. (a)	10,500	516,600
Hain Celestial Group, Inc. (a)	28,600	859,144
SunOpta, Inc. (a)	73,000	716,131
		2,091,875
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.0%
Independent Power Producers & Energy Traders - 5.0%
Nevada Geothermal Power, Inc. (e)	1,300,000	865,111
Nevada Geothermal Power, Inc. warrants 4/4/08 (a)	1,300,000	91,673
Ormat Technologies, Inc.	48,000	1,768,320
		2,725,104
LIFE SCIENCES TOOLS & SERVICES - 5.8%
Life Sciences Tools & Services - 5.8%
Millipore Corp. (a)	46,700	3,194,747
MACHINERY - 14.1%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Lindsay Manufacturing Co.	17,400	599,430
Industrial Machinery - 13.0%
CLARCOR, Inc.	39,100	1,290,691
Donaldson Co., Inc.	63,600	2,226,636
Kadant, Inc. (a)	24,200	572,088
Pentair, Inc.	96,300	3,068,118
		7,157,533
TOTAL MACHINERY		7,756,963
MULTI-UTILITIES - 5.6%
Multi-Utilities - 5.6%
Veolia Environnement sponsored ADR	46,000	3,057,620
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	12,600	477,279
TOTAL COMMON STOCKS (Cost $46,761,139)		50,126,555
Money Market Funds - 8.7%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c) (Cost $4,759,300)	4,759,300	$ 4,759,300
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $51,520,439)	54,885,855
NET OTHER ASSETS - 0.2%	106,452
NET ASSETS - 100%	$ 54,992,307
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 865,111 or 1.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,838
Fidelity Securities Lending Cash Central Fund	110,592
Total	$ 248,430
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $51,811,171. Net unrealized appreciation aggregated $3,074,684, of which $5,869,164 related to appreciated investment securities and $2,794,480 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

November 30, 2006

1.810693.102

FIN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CAPITAL MARKETS - 16.9%
Asset Management & Custody Banks - 4.4%
Affiliated Managers Group, Inc.	26,200	$ 2,675,282
American Capital Strategies Ltd.	66,900	3,029,232
Franklin Resources, Inc.	50,400	5,379,696
Investors Financial Services Corp.	99,200	3,945,184
Legg Mason, Inc.	21,100	2,012,096
State Street Corp.	120,500	7,486,665
		24,528,155
Diversified Capital Markets - 1.1%
UBS AG (NY Shares)	96,300	5,799,186
Investment Banking & Brokerage - 11.4%
Charles Schwab Corp.	248,400	4,555,656
E*TRADE Financial Corp.	312,600	7,524,282
KKR Private Equity Investors, LP	31,700	703,740
KKR Private Equity Investors, LP Restricted Depository Units (e)	47,000	1,043,400
Lazard Ltd. Class A	105,100	4,773,642
Merrill Lynch & Co., Inc.	227,700	19,907,811
Morgan Stanley	232,400	17,699,584
Nomura Holdings, Inc.	249,500	4,356,270
optionsXpress Holdings, Inc.	78,300	2,257,389
		62,821,774
TOTAL CAPITAL MARKETS		93,149,115
COMMERCIAL BANKS - 18.8%
Diversified Banks - 15.3%
Banco Bilbao Vizcaya Argentaria SA	240,100	5,798,415
HSBC Holdings PLC sponsored ADR (d)	86,200	8,016,600
ICICI Bank Ltd. sponsored ADR	66,400	2,583,624
Kookmin Bank sponsored ADR	41,600	3,255,200
Mizrahi Tefahot Bank Ltd.	115,300	841,709
U.S. Bancorp, Delaware	269,500	9,065,980
Unicredito Italiano Spa	919,100	7,932,877
Wachovia Corp.	418,968	22,703,876
Wells Fargo & Co.	683,300	24,079,492
		84,277,773
Regional Banks - 3.5%
Cathay General Bancorp	77,127	2,650,084
Center Financial Corp., California	72,800	1,632,904
Colonial Bancgroup, Inc.	114,200	2,786,480
Nara Bancorp, Inc.	46,141	935,739
PNC Financial Services Group, Inc.	95,800	6,772,102
SVB Financial Group (a)	62,500	2,967,500
Wintrust Financial Corp.	4,033	192,051
Zions Bancorp	21,000	1,643,040
		19,579,900
TOTAL COMMERCIAL BANKS		103,857,673

	Shares	Value
CONSUMER FINANCE - 4.8%
Consumer Finance - 4.8%
American Express Co.	214,300	$ 12,583,696
Capital One Financial Corp.	73,000	5,685,240
Dollar Financial Corp. (a)	131,779	3,855,854
SLM Corp.	96,500	4,423,560
		26,548,350
DIVERSIFIED FINANCIAL SERVICES - 13.5%
Other Diversifed Financial Services - 12.3%
Bank of America Corp. (d)	507,431	27,325,159
Citigroup, Inc.	277,934	13,782,747
JPMorgan Chase & Co.	579,145	26,802,831
		67,910,737
Specialized Finance - 1.2%
CBOT Holdings, Inc. Class A (a)	12,100	1,923,174
The NASDAQ Stock Market, Inc. (a)	117,700	4,725,655
		6,648,829
TOTAL DIVERSIFIED FINANCIAL SERVICES		74,559,566
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	127,285	3,390,872
INSURANCE - 31.4%
Insurance Brokers - 0.5%
National Financial Partners Corp.	68,500	3,104,420
Life & Health Insurance - 3.3%
AFLAC, Inc.	131,900	5,822,066
MetLife, Inc. (d)	208,600	12,251,078
		18,073,144
Multi-Line Insurance - 11.2%
American International Group, Inc.	749,051	52,673,267
Hartford Financial Services Group, Inc.	106,700	9,150,592
		61,823,859
Property & Casualty Insurance - 9.1%
ACE Ltd.	280,000	15,915,200
Allied World Assurance Co. Holdings Ltd.	33,800	1,434,810
Aspen Insurance Holdings Ltd.	271,500	7,316,925
Axis Capital Holdings Ltd.	63,600	2,177,028
MBIA, Inc.	71,600	4,986,940
Old Republic International Corp.	143,400	3,233,670
The St. Paul Travelers Companies, Inc.	252,600	13,087,206
XL Capital Ltd. Class A	31,300	2,226,056
		50,377,835
Reinsurance - 7.3%
Endurance Specialty Holdings Ltd.	468,270	17,574,173
Everest Re Group Ltd.	16,500	1,623,765
IPC Holdings Ltd.	87,745	2,737,644
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Max Re Capital Ltd.	163,399	$ 3,921,576
Montpelier Re Holdings Ltd.	38,500	733,040
PartnerRe Ltd.	19,700	1,373,484
Platinum Underwriters Holdings Ltd.	401,288	12,211,194
		40,174,876
TOTAL INSURANCE		173,554,134
REAL ESTATE INVESTMENT TRUSTS - 7.5%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	116,500	1,628,670
Residential REITs - 3.2%
Equity Lifestyle Properties, Inc.	60,800	3,159,776
Equity Residential (SBI)	210,500	11,211,230
United Dominion Realty Trust, Inc. (SBI)	90,000	3,022,200
		17,393,206
Retail REITs - 4.0%
CBL & Associates Properties, Inc.	30,360	1,308,516
Developers Diversified Realty Corp.	118,500	7,676,430
General Growth Properties, Inc.	172,900	9,499,126
Simon Property Group, Inc.	36,300	3,701,874
		22,185,946
TOTAL REAL ESTATE INVESTMENT TRUSTS		41,207,822
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Management & Development - 0.9%
Mitsubishi Estate Co. Ltd.	213,000	5,261,076
THRIFTS & MORTGAGE FINANCE - 5.4%
Thrifts & Mortgage Finance - 5.4%
Countrywide Financial Corp.	188,038	7,468,869
Fannie Mae	228,300	13,019,949

	Shares	Value
Hudson City Bancorp, Inc.	290,511	$ 3,855,081
Washington Mutual, Inc.	131,200	5,730,816
		30,074,715
TOTAL COMMON STOCKS (Cost $411,907,262)		551,603,323
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 5.35% (b)	2,378,826	2,378,826
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	35,746,975	35,746,975
TOTAL MONEY MARKET FUNDS (Cost $38,125,801)		38,125,801
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $450,033,063)	589,729,124
NET OTHER ASSETS - (6.7)%	(37,097,840)
NET ASSETS - 100%	$ 552,631,284
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,043,400 or 0.2%
of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 130,261
Fidelity Securities Lending Cash Central Fund	47,693
Total	$ 177,954
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $451,049,796. Net unrealized appreciation aggregated $138,679,328, of which $141,310,646 related to appreciated investment securities and $2,631,318 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

November 30, 2006

1.810695.102

GOL-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
Australia - 9.5%
METALS & MINING - 9.5%
Gold - 9.2%
Bendigo Mining Ltd. (a)	2,000,000	$ 1,301,767
Newcrest Mining Ltd.	6,999,971	142,980,816
		144,282,583
Precious Metals & Minerals - 0.3%
Central Asia Gold Ltd. (a)(e)	12,025,834	5,075,963
TOTAL METALS & MINING		149,358,546
Bermuda - 0.6%
METALS & MINING - 0.6%
Precious Metals & Minerals - 0.6%
Aquarius Platinum Ltd. (Australia)	399,877	8,770,426
Canada - 53.0%
METALS & MINING - 53.0%
Gold - 45.9%
Agnico-Eagle Mines Ltd.	200,000	8,824,482
Arizona Star Resource Corp. (a)(e)	3,800,000	49,843,702
Barrick Gold Corp. (d)	4,200,000	131,510,879
Bema Gold Corp. (a)	12,500,000	67,969,879
Bema Gold Corp. warrants 9/7/11 (a)	600,000	940,414
Coral Gold Resources Ltd. (a)(e)	672,200	2,060,067
Crystallex International Corp. (a)(e)	13,000,000	48,719,408
Eldorado Gold Corp. (a)	1,000,000	5,691,520
Goldcorp, Inc.	3,000,000	93,805,000
High River Gold Mines Ltd.	1,500,000	3,176,203
High River Gold Mines Ltd. warrants 1/27/08 (a)	332,500	162,399
IAMGOLD Corp.	10,000,000	96,142,901
Kinross Gold Corp. (a)	2,000,000	25,112,736
Meridian Gold, Inc. (a)(e)	5,160,000	159,582,506
Novagold Resources, Inc. (a)	250,000	4,023,467
Orezone Resources, Inc. Class A (a)(e)	10,000,000	15,148,198
Tone Resources Ltd. (a)(e)	1,908,400	2,255,891
White Knight Resources Ltd. (a)(e)	3,955,300	6,060,834
		721,030,486
Precious Metals & Minerals - 7.1%
Aber Diamond Corp.	799,990	29,406,401
Minefinders Corp. Ltd. (a)(e)	4,000,000	33,973,994
Nevada Pacific Gold Ltd. (a)	2,699,900	2,695,054
Pan American Silver Corp. (a)(d)	500,000	12,970,001
Shore Gold, Inc. (a)	6,000,000	32,940,764
SouthernEra Diamonds, Inc. Class A (a)	2,389,500	690,456
		112,676,670
TOTAL METALS & MINING		830,898,713

	Shares	Value
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Apex Silver Mines Ltd. (a)(d)	1,100	$ 19,272
Papua New Guinea - 3.8%
METALS & MINING - 3.8%
Gold - 3.8%
Lihir Gold Ltd. (a)	25,000,020	59,960,248
Peru - 2.4%
METALS & MINING - 2.4%
Precious Metals & Minerals - 2.4%
Compania de Minas Buenaventura SA	400,000	11,315,405
Compania de Minas Buenaventura SA sponsored ADR (d)	900,000	25,686,000
		37,001,405
Russia - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Polyus Gold OJSC sponsored ADR (a)	150,000	7,537,500
South Africa - 5.9%
METALS & MINING - 5.9%
Gold - 5.9%
Anglogold Ashanti Ltd. sponsored ADR (d)	600,000	28,932,000
Gold Fields Ltd. sponsored ADR	2,300,000	43,999,000
Harmony Gold Mining Co. Ltd. (a)	1,011,990	17,163,350
Western Areas Ltd.	500,000	3,193,049
		93,287,399
United Kingdom - 2.8%
METALS & MINING - 2.8%
Diversified Metals & Mining - 0.6%
African Platinum PLC (a)(d)	17,000,000	10,024,050
Gold - 2.2%
Randgold Resources Ltd. sponsored ADR (a)	1,500,000	34,410,000
TOTAL METALS & MINING		44,434,050
United States of America - 9.8%
METALS & MINING - 9.8%
Gold - 9.8%
Newmont Mining Corp.	2,800,000	131,348,000
Royal Gold, Inc. (d)	572,583	18,242,494
Gold - continued
US Gold Corp. (a)	728,400	3,532,740
US Gold Corp. warrants 2/22/11 (a)(f)	364,200	647,154
		153,770,388
TOTAL COMMON STOCKS (Cost $1,055,116,645)		1,387,846,390
Money Market Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	200,168,146	$ 200,168,146
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	172,688,122	172,688,122
TOTAL MONEY MARKET FUNDS (Cost $372,856,268)		372,856,268
TOTAL INVESTMENT PORTFOLIO - 112.0% (Cost $1,427,972,913)	1,760,702,658
NET OTHER ASSETS - (12.0)%	(189,282,536)
NET ASSETS - 100%	$ 1,571,420,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $647,154 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,521,402
Fidelity Securities Lending Cash Central Fund	484,773
Total	$ 6,006,175
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aber Diamond Corp.	$ 101,949,189	$ 42,793,742	$ 99,101,298	$ 2,041,450	$ -
Arizona Star Resource Corp.	15,418,356	22,659,170	-	-	49,843,702
Bolivar Gold Corp.	31,025,393	-	31,022,986	-	-
Cambior, Inc.	65,449,104	18,819,726	30,024,720	-	-
Central Asia Gold Ltd.	-	4,104,140	-	-	5,075,963
Coral Gold Resources Ltd.	-	2,147,230	-	-	2,060,067
Crystallex International Corp.	42,908,067	2,972,762	12,308,293	-	48,719,408
Meridian Gold, Inc.	126,303,743	31,759,576	29,346,935	-	159,582,506
Minefinders Corp. Ltd.	29,636,932	4,727,146	2,399,775	-	33,973,994
Orezone Resources, Inc. Class A	14,417,110	5,744,298	-	-	15,148,198
Tone Resources Ltd.	-	2,726,660	-	-	2,255,891
White Knight Resources Ltd.	-	7,289,086	-	-	6,060,834
Total	$ 427,107,894	$ 145,743,536	$ 204,204,007	$ 2,041,450	$ 322,720,563
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,457,219,545. Net unrealized appreciation aggregated $303,483,113, of which $316,923,623 related to appreciated investment securities and $13,440,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

November 30, 2006

1.810696.102

HEA-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 11.6%
Biotechnology - 11.6%
Acadia Pharmaceuticals, Inc. (a)	100,000	$ 936,000
Actelion Ltd. (Reg.) (a)	17,000	3,030,700
Alexion Pharmaceuticals, Inc. (a)	9,064	392,290
Alnylam Pharmaceuticals, Inc. (a)	276,300	5,932,161
Amgen, Inc. (a)(d)	817,704	58,056,984
Amylin Pharmaceuticals, Inc. (a)	187,900	7,516,000
BioCryst Pharmaceuticals, Inc. (a)(d)	170,000	1,943,100
Biogen Idec, Inc. (a)	101,700	5,314,842
BioMarin Pharmaceutical, Inc. (a)	257,600	4,407,536
Celgene Corp. (a)	508,000	28,310,840
deCODE genetics, Inc. (a)	420,000	1,818,600
Genentech, Inc. (a)	141,300	11,551,275
Genzyme Corp. (a)	208,000	13,395,200
Gilead Sciences, Inc. (a)	468,300	30,870,336
GTx, Inc. (a)	95,000	1,464,900
Isis Pharmaceuticals, Inc. (a)	207,700	2,120,617
MannKind Corp. (a)	20,300	332,920
Martek Biosciences (a)	2,229	54,611
MedImmune, Inc. (a)	215,770	7,053,521
Memory Pharmaceuticals Corp. (a)	180,412	451,030
Nuvelo, Inc. (a)	120,800	2,320,568
Omrix Biopharmaceuticals, Inc. (d)	60,000	1,774,800
ONYX Pharmaceuticals, Inc. (a)	111,500	1,951,250
OSI Pharmaceuticals, Inc. (a)(d)	930,264	34,122,084
PDL BioPharma, Inc. (a)	229,200	5,205,132
Solexa, Inc. (a)	105,685	1,295,698
Telik, Inc. (a)	174,700	2,971,647
Tercica, Inc. (a)	305,700	1,504,044
Theravance, Inc. (a)	92,900	2,906,841
Transition Therapeutics, Inc. (a)	785,500	949,162
Vertex Pharmaceuticals, Inc. (a)	144,900	6,419,070
		246,373,759
CHEMICALS - 3.6%
Diversified Chemicals - 0.6%
Bayer AG sponsored ADR	228,400	11,796,860
Fertilizers & Agricultural Chemicals - 3.0%
Agrium, Inc.	319,000	9,793,039
Monsanto Co.	492,600	23,679,282
Mosaic Co. (a)	175,000	3,727,500
Potash Corp. of Saskatchewan, Inc.	43,400	6,108,116
Syngenta AG:
sponsored ADR	458,000	16,126,180
(Switzerland)	20,000	3,521,000
		62,955,117
Specialty Chemicals - 0.0%
Sigma Aldrich Corp.	15,000	1,141,650
TOTAL CHEMICALS		75,893,627

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
FTI Consulting, Inc. (a)	155,000	$ 4,166,400
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Service Corp. International	178,700	1,763,769
Weight Watchers International, Inc.	104,800	5,128,912
		6,892,681
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	65,000	2,069,600
FOOD PRODUCTS - 0.6%
Packaged Foods & Meats - 0.6%
Groupe Danone	43,700	6,724,208
Groupe Danone sponsored ADR	40,000	1,306,000
Koninklijke Numico NV	100,000	5,155,111
		13,185,319
HEALTH CARE EQUIPMENT & SUPPLIES - 9.1%
Health Care Equipment - 7.1%
Advanced Medical Optics, Inc. (a)	82,500	2,888,325
ArthroCare Corp. (a)	74,000	3,083,580
Aspect Medical Systems, Inc. (a)	243,000	4,607,280
Baxter International, Inc.	1,050,100	46,981,474
Becton, Dickinson & Co.	252,000	18,073,440
BioLase Technology, Inc. (a)	107,900	930,098
C.R. Bard, Inc.	338,700	27,871,623
Hospira, Inc. (a)	169,340	5,554,352
Imaging Dynamics Co. Ltd. (a)	412,200	815,702
Intuitive Surgical, Inc. (a)	37,300	3,790,426
Medtronic, Inc. (d)	79,260	4,131,824
Mentor Corp.	47,300	2,362,635
Mindray Medical International Ltd. Sponsored ADR	128,500	3,084,000
Respironics, Inc. (a)	86,600	3,122,796
Sirona Dental Systems, Inc.	101,300	3,744,048
St. Jude Medical, Inc. (a)	421,400	15,705,578
Thermogenesis Corp. (a)	240,000	1,152,000
Varian Medical Systems, Inc. (a)	50,100	2,465,922
		150,365,103
Health Care Supplies - 2.0%
Alcon, Inc.	59,700	6,544,314
Cooper Companies, Inc.	57,800	3,119,466
DJO, Inc. (a)	129,000	5,485,080
Gen-Probe, Inc. (a)	59,400	2,895,156
Immucor, Inc. (a)	142,000	3,819,800
Inverness Medical Innovations, Inc. (a)	270,065	10,535,236
Inverness Medical Innovations, Inc. (a)(e)	42,205	1,646,417
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
PolyMedica Corp. (d)	234,300	$ 9,271,251
		43,316,720
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		193,681,823
HEALTH CARE PROVIDERS & SERVICES - 26.2%
Health Care Distributors & Services - 5.3%
Cardinal Health, Inc.	663,700	42,888,294
Henry Schein, Inc. (a)	104,000	5,359,120
McKesson Corp.	837,200	41,357,680
MWI Veterinary Supply, Inc. (a)	242,500	8,325,025
Patterson Companies, Inc. (a)	100,900	3,744,399
Profarma Distribuidora de Produtos Farmaceuticos SA	800,000	10,202,309
		111,876,827
Health Care Facilities - 4.7%
Acibadem Saglik Hizmetleri AS	425,340	4,681,300
Apollo Hospitals Enterprise Ltd.	231,375	2,332,685
Brookdale Senior Living, Inc.	906,500	41,381,725
Bumrungrad Hospital PCL (For. Reg.)	5,478,400	5,570,737
Capital Senior Living Corp. (a)	493,100	5,059,206
Community Health Systems, Inc. (a)	603,800	21,133,000
Emeritus Corp. (a)	108,000	2,521,800
Five Star Quality Care, Inc. (a)(d)	195,000	1,983,150
Manor Care, Inc.	100,200	4,761,504
Sun Healthcare Group, Inc. (a)	306,500	3,092,585
U.S. Physical Therapy, Inc. (a)	63,404	743,095
United Surgical Partners International, Inc. (a)	135,300	3,443,385
VCA Antech, Inc. (a)	136,400	4,397,536
		101,101,708
Health Care Services - 6.9%
Caremark Rx, Inc.	722,700	34,183,710
Cross Country Healthcare, Inc. (a)	31,600	627,260
DaVita, Inc. (a)	127,500	6,784,275
Diagnosticos da America SA (a)	1,083,500	22,916,150
Emergency Medical Services Corp. Class A	151,800	2,679,270
Express Scripts, Inc. (a)	312,400	21,305,680
HAPC, Inc. unit	627,500	3,739,900
Health Grades, Inc. (a)	1,206,806	5,768,533
HMS Holdings Corp. (a)	206,900	2,865,565
Medco Health Solutions, Inc. (a)	515,100	25,863,171
Nighthawk Radiology Holdings, Inc.	252,834	5,494,083
Omnicare, Inc.	262,500	10,418,625
Rural/Metro Corp. (a)	394,049	3,380,940
		146,027,162
Managed Health Care - 9.3%
Aetna, Inc.	95,400	3,940,974

	Shares	Value
Coventry Health Care, Inc. (a)	189,300	$ 9,111,009
Health Net, Inc. (a)	275,600	12,716,184
Healthspring, Inc.	29,500	569,645
Humana, Inc. (a)	191,900	10,381,790
Magellan Health Services, Inc. (a)	37,200	1,636,056
Sierra Health Services, Inc. (a)	527,800	18,499,390
UnitedHealth Group, Inc.	2,169,420	106,475,134
WellPoint, Inc. (a)	454,200	34,369,314
		197,699,496
TOTAL HEALTH CARE PROVIDERS & SERVICES		556,705,193
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Cerner Corp. (a)	150,500	7,234,535
Eclipsys Corp. (a)	253,000	5,356,010
Emdeon Corp. (a)	938,430	11,120,396
Systems Xcellence, Inc. (a)	17,875	324,146
Vital Images, Inc. (a)	12,390	399,825
WebMD Health Corp. Class A (a)(d)	120,989	4,419,728
		28,854,640
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	115,000	5,670,650
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
Tyco International Ltd.	535,500	16,220,295
INSURANCE - 0.3%
Insurance Brokers - 0.0%
eHealth, Inc.	1,900	42,579
Life & Health Insurance - 0.3%
Prudential Financial, Inc.	65,100	5,304,348
Universal American Financial Corp. (a)	90,753	1,701,619
		7,005,967
TOTAL INSURANCE		7,048,546
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Sciences Tools & Services - 1.9%
Applera Corp. - Applied Biosystems Group	94,300	3,436,292
Charles River Laboratories International, Inc. (a)	65,400	2,730,450
Covance, Inc. (a)	147,600	8,836,812
Exelixis, Inc. (a)	350,400	3,020,448
Illumina, Inc. (a)	25,800	994,074
Millipore Corp. (a)	75,330	5,153,325
Pharmaceutical Product Development, Inc.	109,800	3,468,582
QIAGEN NV (a)	28,800	420,192
Sequenom, Inc. (a)	50,000	266,500
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	217,400	$ 9,528,642
Ventana Medical Systems, Inc. (a)	58,200	2,449,638
		40,304,955
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Watts Water Technologies, Inc. Class A	35,200	1,465,376
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Chattem, Inc. (a)	45,000	2,193,300
Hengan International Group Co. Ltd.	650,000	1,557,587
Herbalife Ltd. (a)	340,700	13,273,672
		17,024,559
PHARMACEUTICALS - 41.4%
Pharmaceuticals - 41.4%
Abbott Laboratories	195,600	9,126,696
Adams Respiratory Therapeutics, Inc. (a)	210,305	8,279,708
Allergan, Inc.	570,200	66,473,916
Atherogenics, Inc. (a)(d)	98,981	1,221,426
Barr Pharmaceuticals, Inc. (a)	259,800	13,270,584
Bristol-Myers Squibb Co.	875,600	21,741,148
Endo Pharmaceuticals Holdings, Inc. (a)	121,400	3,291,154
Forest Laboratories, Inc. (a)	87,500	4,261,250
Johnson & Johnson	2,923,084	192,660,466
Merck & Co., Inc.	3,074,300	136,837,093
MGI Pharma, Inc. (a)	180,800	3,429,776
Nastech Pharmaceutical Co., Inc. (a)	58,500	1,090,440
New River Pharmaceuticals, Inc. (a)	241,200	11,838,096
Novartis AG sponsored ADR	123,200	7,196,112
Pfizer, Inc.	8,824,810	242,594,024
Roche Holding AG (participation certificate)	160,325	28,956,672
Schering-Plough Corp.	576,300	12,684,363
Sepracor, Inc. (a)	69,800	3,895,538
Shire PLC sponsored ADR	181,000	10,968,600
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	858,000	27,507,480
Valeant Pharmaceuticals International	118,200	1,984,578
Wyeth	1,427,770	68,932,736
Xenoport, Inc. (a)	42,000	1,126,440
		879,368,296
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductor Equipment - 0.0%
Verigy Ltd.	7,958	141,971

	Shares	Value
SOFTWARE - 0.0%
Systems Software - 0.0%
Quality Systems, Inc.	20,800	$ 794,768
TOTAL COMMON STOCKS (Cost $1,697,348,264)		2,095,862,458
Nonconvertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $601,052)	111,000	1
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.35% (b)	8,258,496	8,258,496
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	48,245,558	48,245,558
TOTAL MONEY MARKET FUNDS (Cost $56,504,054)		56,504,054
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $2,198,000)	$ 2,198,324	2,198,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,756,651,370)	2,154,564,513
NET OTHER ASSETS - (1.5)%	(32,109,014)
NET ASSETS - 100%	$ 2,122,455,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,646,418 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 601,052
Inverness Medical Innovations, Inc.	2/8/06	$ 1,030,224
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,198,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 129,450
Banc of America Securities LLC	230,364
Deutsche Bank Securities, Inc.	1,333,332
Merrill Lynch, Pierce, Fenner & Smith, Inc.	504,854
$ 2,198,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 830,536
Fidelity Securities Lending Cash Central Fund	485,579
Total	$ 1,316,115
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,757,796,911. Net unrealized appreciation aggregated $396,767,602, of which $416,639,468 related to appreciated investment securities and $19,871,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

November 30, 2006

1.810686.102

SAV-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
Investors Financial Services Corp.	16,200	$ 644,274
COMMERCIAL BANKS - 15.6%
Diversified Banks - 7.4%
HDFC Bank Ltd. sponsored ADR	27,900	2,120,679
ICICI Bank Ltd. sponsored ADR	53,000	2,062,230
Wachovia Corp.	74,715	4,048,806
Wells Fargo & Co.	337,700	11,900,548
		20,132,263
Regional Banks - 8.2%
Center Financial Corp., California	16,788	376,555
Colonial Bancgroup, Inc.	110,400	2,693,760
Commerce Bancorp, Inc., New Jersey	19,000	660,440
EuroBancshares, Inc. (a)	31,908	295,468
North Fork Bancorp, Inc., New York	355,959	9,991,769
TD Banknorth, Inc.	252,775	8,134,300
		22,152,292
TOTAL COMMERCIAL BANKS		42,284,555
CONSUMER FINANCE - 2.0%
Consumer Finance - 2.0%
American Express Co.	44,200	2,595,424
Capital One Financial Corp.	34,300	2,671,284
		5,266,708
DIVERSIFIED FINANCIAL SERVICES - 1.2%
Other Diversifed Financial Services - 1.2%
Bank of America Corp.	59,500	3,204,075
INSURANCE - 3.0%
Property & Casualty Insurance - 3.0%
Fidelity National Financial, Inc. Class A	163,829	3,709,089
First American Corp., California	114,700	4,428,567
		8,137,656
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
Fidelity National Information Services, Inc.	84,032	3,352,877
REAL ESTATE INVESTMENT TRUSTS - 3.0%
Mortgage REITs - 3.0%
Annaly Capital Management, Inc.	416,200	5,818,476
CapitalSource, Inc. (d)	69,013	1,878,534
HomeBanc Mortgage Corp., Georgia	99,000	416,790
		8,113,800

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Management & Development - 0.3%
Move, Inc. (a)	141,290	$ 782,747
THRIFTS & MORTGAGE FINANCE - 70.4%
Thrifts & Mortgage Finance - 70.4%
Accredited Home Lenders Holding Co. (a)(d)	122,400	3,626,712
Astoria Financial Corp.	137,900	4,123,210
Bank Mutual Corp.	61,900	750,228
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	188,400	2,462,388
BankUnited Financial Corp. Class A	35,500	905,250
Brookline Bancorp, Inc., Delaware	64,900	876,150
Capitol Federal Financial	73,400	2,736,352
Clayton Holdings, Inc.	61,774	924,139
Countrywide Financial Corp.	777,700	30,890,241
Dime Community Bancshares, Inc.	30,500	429,135
Doral Financial Corp. (d)	156,692	634,603
Downey Financial Corp.	22,300	1,623,440
Fannie Mae	491,000	28,001,730
Fidelity Bankshares, Inc.	22,800	897,408
First Niagara Financial Group, Inc.	112,600	1,618,062
FirstFed Financial Corp., Delaware (a)(d)	35,100	2,282,202
Flagstar Bancorp, Inc.	73,800	1,110,690
Freddie Mac	206,200	13,848,392
Fremont General Corp.	126,000	2,143,260
Harbor Florida Bancshares, Inc.	21,800	949,826
Hudson City Bancorp, Inc.	828,700	10,996,849
IndyMac Bancorp, Inc.	29,000	1,332,550
MAF Bancorp., Inc.	200	8,798
MGIC Investment Corp. (d)	201,100	11,655,756
New York Community Bancorp, Inc.	344,837	5,572,566
NewAlliance Bancshares, Inc.	117,000	1,912,950
NexCen Brands, Inc. (a)	68,100	499,854
People's Bank, Connecticut	158,900	7,085,351
PFF Bancorp, Inc.	23,700	782,100
Provident Financial Services, Inc.	65,100	1,184,169
Radian Group, Inc.	212,400	11,301,804
Sovereign Bancorp, Inc. (d)	447,843	11,187,118
The PMI Group, Inc.	111,657	4,835,865
Triad Guaranty, Inc. (a)	16,400	882,320
Trustco Bank Corp., New York	80,000	901,600
Washington Federal, Inc.	145,612	3,384,023
Washington Mutual, Inc.	314,300	13,728,624
Webster Financial Corp.	56,100	2,679,897
		190,765,612
TOTAL COMMON STOCKS (Cost $212,728,900)		262,552,304
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	8,346,033	$ 8,346,033
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	26,856,825	26,856,825
TOTAL MONEY MARKET FUNDS (Cost $35,202,858)		35,202,858
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $247,931,758)	297,755,162
NET OTHER ASSETS - (9.9)%	(26,836,492)
NET ASSETS - 100%	$ 270,918,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 274,302
Fidelity Securities Lending Cash Central Fund	39,566
Total	$ 313,868
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $250,135,514. Net unrealized appreciation aggregated $47,619,648, of which $53,532,055 related to appreciated investment securities and $5,912,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

November 30, 2006

1.810687.102

INE-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
AEROSPACE & DEFENSE - 20.3%
Aerospace & Defense - 20.3%
DRS Technologies, Inc.	4,500	$ 223,605
General Dynamics Corp.	22,100	1,653,964
Goodrich Corp.	9,800	441,000
Honeywell International, Inc.	77,200	3,318,056
KBR, Inc.	500	11,070
L-3 Communications Holdings, Inc.	2,500	205,625
Lockheed Martin Corp.	9,300	841,185
Precision Castparts Corp.	12,700	958,342
Raytheon Co.	45,800	2,337,632
Rockwell Collins, Inc.	11,000	663,630
The Boeing Co.	25,200	2,230,956
United Technologies Corp.	75,300	4,859,109
		17,744,174
BUILDING PRODUCTS - 3.5%
Building Products - 3.5%
American Standard Companies, Inc.	48,800	2,186,728
Masco Corp.	28,800	826,272
		3,013,000
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
NCR Corp. (a)	10,300	441,973
CONSTRUCTION & ENGINEERING - 1.7%
Construction & Engineering - 1.7%
EMCOR Group, Inc. (a)	14,300	853,281
SNC-Lavalin Group, Inc.	15,700	444,310
URS Corp. (a)	5,100	225,216
		1,522,807
ELECTRICAL EQUIPMENT - 7.6%
Electrical Components & Equipment - 7.6%
American Power Conversion Corp.	11,300	342,955
AMETEK, Inc.	27,450	895,145
Cooper Industries Ltd. Class A	18,800	1,719,072
Emerson Electric Co.	28,500	2,470,950
Hubbell, Inc. Class B	4,200	220,290
Rockwell Automation, Inc.	10,400	676,832
Roper Industries, Inc.	5,500	282,205
		6,607,449
ENERGY EQUIPMENT & SERVICES - 1.0%
Oil & Gas Equipment & Services - 1.0%
Halliburton Co.	26,800	904,232

	Shares	Value
INDUSTRIAL CONGLOMERATES - 35.7%
Industrial Conglomerates - 35.7%
3M Co.	48,200	$ 3,926,372
General Electric Co.	557,250	19,659,780
Textron, Inc.	9,200	896,540
Tyco International Ltd.	218,600	6,621,394
		31,104,086
MACHINERY - 24.2%
Construction & Farm Machinery & Heavy Trucks - 9.8%
AGCO Corp. (a)	15,700	490,311
Astec Industries, Inc. (a)	7,700	262,262
Bucyrus International, Inc. Class A	4,550	194,285
Caterpillar, Inc.	30,700	1,904,321
Deere & Co.	37,625	3,612,000
Joy Global, Inc.	7,600	333,640
Manitowoc Co., Inc.	8,800	530,112
Navistar International Corp. (a)	7,600	243,124
Oshkosh Truck Co.	8,000	384,080
Toro Co.	4,700	211,030
Toromont Industries Ltd.	19,100	381,147
		8,546,312
Industrial Machinery - 14.4%
Actuant Corp. Class A	7,900	427,074
Atlas Copco AB (B Shares)	16,300	466,411
Danaher Corp.	35,000	2,559,200
Donaldson Co., Inc.	5,300	185,553
Dover Corp.	33,400	1,680,020
Harsco Corp.	5,000	390,150
IDEX Corp.	4,600	220,570
Illinois Tool Works, Inc. (d)	48,400	2,284,480
ITT Corp.	31,100	1,677,845
KCI Konecranes Oyj	42,250	1,073,632
Pentair, Inc.	6,000	191,160
Schindler Holding AG (participation certificate)	15,437	921,429
SPX Corp.	7,300	446,103
		12,523,627
TOTAL MACHINERY		21,069,939
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	12,900	464,916
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
Fastenal Co.	10,000	359,900
Finning International, Inc.	11,800	461,337
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	4,700	$ 340,092
WESCO International, Inc. (a)	6,800	454,920
		1,616,249
TOTAL COMMON STOCKS (Cost $69,308,219)		84,488,825
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 5.35% (b)	2,767,887	2,767,887
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	2,036,150	2,036,150
TOTAL MONEY MARKET FUNDS (Cost $4,804,037)		4,804,037
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $74,112,256)	89,292,862
NET OTHER ASSETS - (2.4)%	(2,082,487)
NET ASSETS - 100%	$ 87,210,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,223
Fidelity Securities Lending Cash Central Fund	6,117
Total	$ 95,340
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $74,186,319. Net unrealized appreciation aggregated $15,106,543, of which $15,330,880 related to appreciated investment securities and $224,337 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

(formerly Fidelity ® Select
Cyclical Industries Portfolio)

November 30, 2006

1.810678.102

CYC-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AEROSPACE & DEFENSE - 17.1%
Aerospace & Defense - 17.1%
DRS Technologies, Inc.	1,400	$ 69,566
Goodrich Corp.	13,300	598,500
Honeywell International, Inc.	81,700	3,511,466
KBR, Inc.	400	8,856
Precision Castparts Corp.	11,100	837,606
Raytheon Co.	29,100	1,485,264
Spirit AeroSystems Holdings, Inc. Class A	1,000	29,150
United Technologies Corp.	80,800	5,214,024
		11,754,432
AIR FREIGHT & LOGISTICS - 2.5%
Air Freight & Logistics - 2.5%
Expeditors International of Washington, Inc.	12,100	547,404
Hub Group, Inc. Class A	28,322	808,310
UTI Worldwide, Inc.	13,088	390,022
		1,745,736
AIRLINES - 0.2%
Airlines - 0.2%
US Airways Group, Inc. (a)	2,800	158,928
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Amerigon, Inc. (a)	18,727	159,929
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
American Standard Companies, Inc.	22,710	1,017,635
Masco Corp.	24,410	700,323
		1,717,958
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Environmental & Facility Services - 1.9%
Waste Management, Inc.	37,000	1,354,570
Office Services & Supplies - 0.6%
Avery Dennison Corp.	5,800	391,326
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,745,896
CONSTRUCTION & ENGINEERING - 5.5%
Construction & Engineering - 5.5%
Chicago Bridge & Iron Co. NV (NY Shares)	6,900	199,962
Foster Wheeler Ltd. (a)	15,900	858,600
Infrasource Services, Inc. (a)	24,700	533,767
Jacobs Engineering Group, Inc. (a)	8,500	712,895
Shaw Group, Inc. (a)	25,600	765,184
SNC-Lavalin Group, Inc.	24,500	693,350
		3,763,758

	Shares	Value
ELECTRICAL EQUIPMENT - 7.3%
Electrical Components & Equipment - 5.5%
AMETEK, Inc.	10,950	$ 357,080
Cooper Industries Ltd. Class A	14,000	1,280,160
Emerson Electric Co.	16,100	1,395,870
Rockwell Automation, Inc.	5,800	377,464
Roper Industries, Inc.	7,260	372,511
		3,783,085
Heavy Electrical Equipment - 1.8%
ABB Ltd. sponsored ADR	76,600	1,247,048
TOTAL ELECTRICAL EQUIPMENT		5,030,133
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	10,700	361,018
INDUSTRIAL CONGLOMERATES - 33.1%
Industrial Conglomerates - 33.1%
3M Co.	34,360	2,798,966
General Electric Co.	439,860	15,518,259
Textron, Inc.	10,400	1,013,480
Tyco International Ltd.	116,345	3,524,090
		22,854,795
MACHINERY - 15.6%
Construction & Farm Machinery & Heavy Trucks - 6.4%
Caterpillar, Inc.	36,600	2,270,298
Deere & Co.	13,500	1,296,000
Manitowoc Co., Inc.	14,300	861,432
		4,427,730
Industrial Machinery - 9.2%
Danaher Corp.	40,700	2,975,984
Dover Corp.	13,500	679,050
Illinois Tool Works, Inc.	34,700	1,637,840
ITT Corp.	19,200	1,035,840
		6,328,714
TOTAL MACHINERY		10,756,444
ROAD & RAIL - 11.4%
Railroads - 9.3%
Burlington Northern Santa Fe Corp.	25,400	1,909,064
CSX Corp.	57,100	2,047,606
Norfolk Southern Corp.	24,920	1,227,310
Union Pacific Corp.	14,100	1,276,332
		6,460,312
Trucking - 2.1%
Knight Transportation, Inc.	19,200	338,304
Landstar System, Inc.	13,818	622,363
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
Old Dominion Freight Lines, Inc. (a)	11,225	$ 300,942
YRC Worldwide, Inc. (a)	4,300	166,625
		1,428,234
TOTAL ROAD & RAIL		7,888,546
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. Class A	14,300	556,413
WESCO International, Inc. (a)	5,400	361,260
		917,673
TOTAL COMMON STOCKS (Cost $60,574,406)		68,855,246
Money Market Funds - 0.2%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b) (Cost $120,026)	120,026	$ 120,026
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $60,694,432)	68,975,272
NET OTHER ASSETS - 0.0%	31,218
NET ASSETS - 100%	$ 69,006,490
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,390
Fidelity Securities Lending Cash Central Fund	25,391
Total	$ 95,781
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $60,796,305. Net unrealized appreciation aggregated $8,178,967, of which $8,626,443 related to appreciated investment securities and $447,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

November 30, 2006

1.810674.102

PRC-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
Ameriprise Financial, Inc.	7,000	$ 378,700
INSURANCE - 98.9%
Insurance Brokers - 3.7%
Aon Corp. (d)	73,400	2,618,912
Brown & Brown, Inc.	22,200	643,800
Hilb Rogal & Hobbs Co.	9,400	391,040
Marsh & McLennan Companies, Inc.	37,600	1,181,392
National Financial Partners Corp.	21,600	978,912
Willis Group Holdings Ltd.	50,400	2,029,104
		7,843,160
Life & Health Insurance - 20.4%
AFLAC, Inc.	163,800	7,230,132
American Equity Investment Life Holding Co.	19,000	247,000
Lincoln National Corp.	94,430	6,004,804
MetLife, Inc. (d)	249,000	14,623,770
Old Mutual PLC	158,100	515,838
Protective Life Corp.	12,800	604,416
Prudential Financial, Inc.	138,100	11,252,388
Shin Kong Financial Holding Co. Ltd.	377,403	388,606
StanCorp Financial Group, Inc.	19,300	876,413
T&D Holdings, Inc.	15,350	1,117,545
		42,860,912
Multi-Line Insurance - 23.7%
American International Group, Inc. (d)	494,000	34,738,078
Assurant, Inc.	36,800	2,022,528
AXA SA sponsored ADR	18,700	710,974
Genworth Financial, Inc. Class A (non-vtg.)	55,000	1,804,000
Hartford Financial Services Group, Inc.	122,900	10,539,904
		49,815,484
Property & Casualty Insurance - 36.9%
ACE Ltd.	225,649	12,825,889
Admiral Group PLC	57,900	1,027,636
Alleghany Corp.	1,472	504,307
Allied World Assurance Co. Holdings Ltd.	38,100	1,617,345
Allstate Corp. (d)	166,000	10,537,680
AMBAC Financial Group, Inc.	12,950	1,109,038
Aspen Insurance Holdings Ltd.	150,100	4,045,195
Axis Capital Holdings Ltd.	122,600	4,196,598
Berkshire Hathaway, Inc. Class A (a)	9	963,900
Catlin Group Ltd.	142,900	1,439,459
Fidelity National Financial, Inc. Class A	68,694	1,555,232
First Mercury Financial Corp.	500	10,545
Markel Corp. (a)	2,800	1,253,700
MBIA, Inc.	47,200	3,287,480
Navigators Group, Inc. (a)	19,900	920,773
Old Republic International Corp.	74,025	1,669,264
OneBeacon Insurance Group Ltd.	2,200	60,500

	Shares	Value
Philadelphia Consolidated Holdings Corp. (a)	18,000	$ 801,900
RLI Corp.	18,700	1,034,297
Specialty Underwriters' Alliance, Inc. (a)	78,500	814,830
The Chubb Corp.	151,158	7,823,938
The St. Paul Travelers Companies, Inc.	277,591	14,381,990
United America Indemnity Ltd. Class A (a)	67,991	1,705,894
W.R. Berkley Corp.	115,001	4,037,685
		77,625,075
Reinsurance - 14.2%
Benfield Group PLC	118,100	779,942
Endurance Specialty Holdings Ltd.	186,500	6,999,345
Everest Re Group Ltd.	37,600	3,700,216
IPC Holdings Ltd.	93,700	2,923,440
Max Re Capital Ltd.	34,400	825,600
Montpelier Re Holdings Ltd.	72,300	1,376,592
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	5,000	814,383
PartnerRe Ltd.	59,200	4,127,424
Platinum Underwriters Holdings Ltd.	139,925	4,257,918
RAM Holdings Ltd.	21,600	301,536
Reinsurance Group of America, Inc.	12,800	706,176
RenaissanceRe Holdings Ltd.	18,995	1,118,426
Scottish Re Group Ltd.	135,000	803,250
Swiss Reinsurance Co. (Reg.)	7,976	680,691
Transatlantic Holdings, Inc.	6,262	387,493
		29,802,432
TOTAL INSURANCE		207,947,063
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.4%
Fidelity National Information Services, Inc.	20,627	823,017
TOTAL COMMON STOCKS (Cost $154,819,335)		209,148,780
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 5.35% (b)	1,772,486	1,772,486
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	20,081,250	20,081,250
TOTAL MONEY MARKET FUNDS (Cost $21,853,736)		21,853,736
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $176,673,071)	231,002,516
NET OTHER ASSETS - (9.9)%	(20,835,646)
NET ASSETS - 100%	$ 210,166,870
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,266
Fidelity Securities Lending Cash Central Fund	31,117
Total	$ 82,383
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $177,426,317. Net unrealized appreciation aggregated $53,576,199, of which $55,695,675 related to appreciated investment securities and $2,119,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

(formerly Fidelity® Select Business Services
and Outsourcing Portfolio)

November 30, 2006

1.810669.102

BSO-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 6.2%
Diversified Commercial & Professional Services - 5.2%
ChoicePoint, Inc. (a)	200	$ 7,356
CoStar Group, Inc. (a)	4,300	212,033
Equifax, Inc.	42,050	1,597,480
First Advantage Corp. Class A (a)	18,800	360,584
Global Cash Access Holdings, Inc. (a)	5,800	92,974
IHS, Inc. Class A	100	3,705
		2,274,132
Human Resource & Employment Services - 1.0%
Labor Ready, Inc. (a)	15,800	298,936
Robert Half International, Inc.	4,200	162,078
		461,014
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,735,146
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 1.1%
Dell, Inc. (a)	17,700	482,148
Computer Storage & Peripherals - 1.7%
Hypercom Corp. (a)	115,800	766,596
TOTAL COMPUTERS & PERIPHERALS		1,248,744
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Coinmach Service Corp. Class A	7,100	72,562
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	1,500	18,495
INTERNET SOFTWARE & SERVICES - 2.2%
Internet Software & Services - 2.2%
CyberSource Corp. (a)	89,200	935,708
Goldleaf Financial Solutions, Inc. (a)	3,700	21,830
		957,538
IT SERVICES - 80.9%
Data Processing & Outsourced Services - 69.6%
Affiliated Computer Services, Inc. Class A (a)	37,700	1,905,735
Alliance Data Systems Corp. (a)(d)	2,600	168,246
Automatic Data Processing, Inc.	76,500	3,689,595
Ceridian Corp. (a)	20,900	512,259
CheckFree Corp. (a)	10,200	426,462
Computer Sciences Corp. (a)	41,000	2,140,200
Convergys Corp. (a)	4,000	96,480

	Shares	Value
DST Systems, Inc. (a)(d)	9,700	$ 605,280
Electronic Clearing House, Inc. (a)	58,100	755,300
Electronic Data Systems Corp.	53,400	1,449,276
Euronet Worldwide, Inc. (a)(d)	3,500	115,885
Fidelity National Information Services, Inc.	29,300	1,169,070
First Data Corp.	221,900	5,602,974
Fiserv, Inc. (a)	14,400	735,984
Global Payments, Inc.	5,200	238,160
Heartland Payment Systems, Inc.	100	2,840
Hewitt Associates, Inc. Class A (a)	3,800	96,520
Iron Mountain, Inc. (a)	17,700	762,870
Lightbridge, Inc. (a)	300	3,960
Mastercard, Inc. Class A	24,000	2,442,000
MoneyGram International, Inc.	39,500	1,204,750
Paychex, Inc.	75,587	2,978,884
Syntel, Inc.	400	11,808
VeriFone Holdings, Inc. (a)	600	20,256
Western Union Co. (a)	151,000	3,442,800
Wright Express Corp. (a)	3,200	98,752
		30,676,346
IT Consulting & Other Services - 11.3%
Accenture Ltd. Class A	54,000	1,819,800
BearingPoint, Inc. (a)	48,500	406,430
CACI International, Inc. Class A (a)	5,300	317,152
Cognizant Technology Solutions Corp. Class A (a)	24,808	2,023,340
MPS Group, Inc. (a)	4,500	67,455
Sapient Corp. (a)	32,800	179,088
SRA International, Inc. Class A (a)	2,700	78,786
Unisys Corp. (a)	11,100	80,031
		4,972,082
TOTAL IT SERVICES		35,648,428
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Leisure Products - 0.1%
Cybex International, Inc. (a)	5,700	36,936
SOFTWARE - 5.9%
Application Software - 5.9%
EPIQ Systems, Inc. (a)	11,700	182,754
Fair, Isaac & Co., Inc.	32,500	1,352,650
Net 1 UEPS Technologies, Inc. (a)	36,500	875,270
Transaction Systems Architects, Inc. Class A (a)	5,500	186,065
		2,596,739
TOTAL COMMON STOCKS (Cost $38,291,269)		43,314,588
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	693,119	$ 693,119
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	210,175	210,175
TOTAL MONEY MARKET FUNDS (Cost $903,294)		903,294
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $39,194,563)	44,217,882
NET OTHER ASSETS - (0.3)%	(147,356)
NET ASSETS - 100%	$ 44,070,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,149
Fidelity Securities Lending Cash Central Fund	643
Total	$ 50,792
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $39,229,029. Net unrealized appreciation aggregated $4,988,853, of which $5,551,725 related to appreciated investment securities and $562,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

November 30, 2006

1.810675.102

LEI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 10.9%
Education Services - 6.6%
Apollo Group, Inc. Class A (a)(d)	104,700	$ 4,061,313
Bright Horizons Family Solutions, Inc. (a)	21,100	775,636
Corinthian Colleges, Inc. (a)	106,000	1,367,400
ITT Educational Services, Inc. (a)	29,700	2,036,529
Laureate Education, Inc. (a)	88,100	4,578,557
Strayer Education, Inc.	29,000	3,191,450
		16,010,885
Specialized Consumer Services - 4.3%
Jackson Hewitt Tax Service, Inc.	108,500	3,925,530
Regis Corp.	28,800	1,103,328
Sotheby's Class A (ltd. vtg.)	33,300	1,035,297
Steiner Leisure Ltd. (a)	49,200	2,204,160
Weight Watchers International, Inc.	47,300	2,314,862
		10,583,177
TOTAL DIVERSIFIED CONSUMER SERVICES		26,594,062
HOTELS, RESTAURANTS & LEISURE - 76.2%
Casinos & Gaming - 17.7%
Aztar Corp. (a)	12,900	695,697
Boyd Gaming Corp.	58,900	2,494,415
Harrah's Entertainment, Inc.	79,500	6,256,650
International Game Technology	314,200	13,755,676
Las Vegas Sands Corp. (a)	89,700	8,212,932
MGM Mirage, Inc. (a)	106,400	5,721,128
Multimedia Games, Inc. (a)(d)	224,700	2,103,192
Penn National Gaming, Inc. (a)	103,800	3,837,486
		43,077,176
Hotels, Resorts & Cruise Lines - 22.3%
Carnival Corp. unit	245,400	12,022,146
Hilton Hotels Corp. (d)	381,300	12,518,079
Home Inns & Hotels Management, Inc. ADR	100	3,057
Marriott International, Inc. Class A	298,300	13,468,245
Orient Express Hotels Ltd. Class A	84,200	3,604,602
Starwood Hotels & Resorts Worldwide, Inc.	156,800	10,061,856
Wyndham Worldwide Corp. (a)	75,500	2,396,370
		54,074,355
Leisure Facilities - 2.5%
International Speedway Corp. Class A	62,800	3,254,924
Life Time Fitness, Inc. (a)	35,700	1,760,367
Speedway Motorsports, Inc.	28,600	1,083,940
		6,099,231
Restaurants - 33.7%
Burger King Holdings, Inc.	66,100	1,216,240
Jack in the Box, Inc. (a)	27,900	1,715,571
McCormick & Schmick's Seafood Restaurants (a)	5,569	139,671
McDonald's Corp.	828,200	34,759,553
Red Robin Gourmet Burgers, Inc. (a)	18,000	618,660

	Shares	Value
Ruth's Chris Steak House, Inc. (a)	$ 111,200	$ 2,107,240
Sonic Corp. (a)	110,900	2,603,932
Starbucks Corp. (a)(d)	563,200	19,875,328
Texas Roadhouse, Inc. Class A (a)	168,200	2,311,068
Tim Hortons, Inc.	33,586	1,037,136
Wendy's International, Inc.	62,900	2,048,653
Yum! Brands, Inc.	218,000	13,339,420
		81,772,472
TOTAL HOTELS, RESTAURANTS & LEISURE		185,023,234
HOUSEHOLD DURABLES - 0.9%
Household Appliances - 0.9%
The Stanley Works	42,100	2,147,942
LEISURE EQUIPMENT & PRODUCTS - 6.2%
Leisure Products - 6.2%
Aruze Corp.	189,900	4,911,914
JAKKS Pacific, Inc. (a)	184,000	4,020,400
MarineMax, Inc. (a)(d)	80,900	2,172,974
Pool Corp. (d)	54,600	2,236,962
RC2 Corp. (a)	37,161	1,593,092
		14,935,342
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Watsco, Inc.	22,800	1,178,304
TOTAL COMMON STOCKS (Cost $201,536,648)		229,878,884
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 5.35% (b)	11,700,487	11,700,487
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	10,932,875	10,932,875
TOTAL MONEY MARKET FUNDS (Cost $22,633,362)		22,633,362
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $224,170,010)	252,512,246
NET OTHER ASSETS - (4.0)%	(9,601,536)
NET ASSETS - 100%	$ 242,910,710
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 324,125
Fidelity Securities Lending Cash Central Fund	96,414
Total	$ 420,539
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $224,180,330. Net unrealized appreciation aggregated $28,331,916, of which $30,401,051 related to appreciated investment securities and $2,069,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

(formerly Fidelity® Select Industrial
Materials Portfolio)

November 30, 2006

1.810697.102

IND-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CHEMICALS - 44.5%
Commodity Chemicals - 1.4%
Lyondell Chemical Co.	104,500	$ 2,581,150
Diversified Chemicals - 16.9%
Dow Chemical Co.	320,700	12,831,207
E.I. du Pont de Nemours & Co.	286,600	13,450,138
PPG Industries, Inc.	64,800	4,166,640
		30,447,985
Fertilizers & Agricultural Chemicals - 8.8%
Agrium, Inc.	59,500	1,826,601
Monsanto Co.	227,600	10,940,732
Mosaic Co. (a)	86,400	1,840,320
Potash Corp. of Saskatchewan, Inc.	8,800	1,238,512
		15,846,165
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	93,300	6,450,762
Airgas, Inc.	37,000	1,574,350
Praxair, Inc.	131,700	8,218,080
		16,243,192
Specialty Chemicals - 8.4%
Albemarle Corp.	96,100	6,702,014
Chemtura Corp.	79,500	769,560
Cytec Industries, Inc.	25,100	1,338,583
Rohm & Haas Co.	112,200	5,859,084
Zoltek Companies, Inc. (a)	18,800	422,060
		15,091,301
TOTAL CHEMICALS		80,209,793
CONSTRUCTION MATERIALS - 5.9%
Construction Materials - 5.9%
Martin Marietta Materials, Inc.	28,100	2,790,611
Polaris Minerals Corp. (e)	800,000	4,868,438
Vulcan Materials Co.	33,900	3,007,608
		10,666,657
CONTAINERS & PACKAGING - 4.9%
Metal & Glass Containers - 1.6%
Owens-Illinois, Inc.	46,600	880,740
Pactiv Corp. (a)	57,300	1,973,985
		2,854,725
Paper Packaging - 3.3%
Packaging Corp. of America	55,000	1,240,250
Smurfit-Stone Container Corp.	433,800	4,654,674
		5,894,924
TOTAL CONTAINERS & PACKAGING		8,749,649
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Deere & Co.	12,200	1,171,200

	Shares	Value
METALS & MINING - 26.7%
Aluminum - 6.0%
Alcoa, Inc.	349,598	$ 10,896,970
Diversified Metals & Mining - 9.6%
Coalcorp Mining, Inc. (a)	7,183,000	3,144,784
Coalcorp Mining, Inc. warrants 2/8/11 (a)	89,000	13,638
FNX Mining Co., Inc. (a)	160,500	2,335,721
Phelps Dodge Corp.	80,100	9,852,300
Skye Resources, Inc. (a)	191,000	1,914,934
		17,261,377
Gold - 5.0%
Agnico-Eagle Mines Ltd.	70,200	3,097,393
Meridian Gold, Inc. (a)	112,300	3,473,084
Newmont Mining Corp.	52,300	2,453,393
		9,023,870
Steel - 6.1%
A.M. Castle & Co.	68,900	1,827,228
Allegheny Technologies, Inc.	40,600	3,639,790
Chaparral Steel Co.	39,100	1,818,150
United States Steel Corp. (d)	49,300	3,687,147
		10,972,315
TOTAL METALS & MINING		48,154,532
OIL, GAS & CONSUMABLE FUELS - 3.1%
Coal & Consumable Fuels - 3.1%
Cameco Corp.	149,300	5,655,372
PAPER & FOREST PRODUCTS - 5.9%
Forest Products - 3.1%
Weyerhaeuser Co.	86,800	5,614,224
Paper Products - 2.8%
International Paper Co.	150,900	4,994,790
TOTAL PAPER & FOREST PRODUCTS		10,609,014
TOTAL COMMON STOCKS (Cost $142,606,590)		165,216,217
Money Market Funds - 6.3%
Fidelity Cash Central Fund, 5.35% (b)	8,691,391	8,691,391
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	2,718,000	2,718,000
TOTAL MONEY MARKET FUNDS (Cost $11,409,391)		11,409,391
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $154,015,981)	176,625,608
NET OTHER ASSETS - 2.1%	3,718,788
NET ASSETS - 100%	$ 180,344,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,868,438 or 2.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 373,911
Fidelity Securities Lending Cash Central Fund	35,775
Total	$ 409,686
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $155,340,337. Net unrealized appreciation aggregated $21,285,271, of which $24,274,671 related to appreciated investment securities and $2,989,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

November 30, 2006

1.810676.102

MED-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 2.6%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 629,071
Cepheid, Inc. (a)	67,600	638,144
deCODE genetics, Inc. (a)	96,600	418,278
MannKind Corp. (a)	6,300	103,320
Memory Pharmaceuticals Corp. (a)	190,000	475,000
Nuvelo, Inc. (a)	21,200	407,252
OSI Pharmaceuticals, Inc. (a)(e)	383,100	14,052,108
Theravance, Inc. (a)	12,400	387,996
		17,111,169
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Human Resource & Employment Services - 0.1%
Kforce, Inc. (a)	67,400	897,094
DIVERSIFIED CONSUMER SERVICES - 1.7%
Specialized Consumer Services - 1.7%
Carriage Services, Inc. Class A	506,549	2,603,662
Service Corp. International	884,730	8,732,285
		11,335,947
HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Health Care Equipment - 1.4%
Abiomed, Inc. (a)	500	6,335
Aspect Medical Systems, Inc. (a)	401,100	7,604,856
BioLase Technology, Inc. (a)	48,300	416,346
IDEXX Laboratories, Inc. (a)	800	67,720
Imaging Dynamics Co. Ltd. (a)	53,800	106,465
NeuroMetrix, Inc. (a)	57,700	1,053,025
Sysmex Corp.	10,000	391,225
		9,645,972
Health Care Supplies - 3.0%
Align Technology, Inc. (a)	4,800	63,024
Inverness Medical Innovations, Inc. (a)	459,800	17,936,798
PolyMedica Corp. (e)	41,534	1,643,500
		19,643,322
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		29,289,294
HEALTH CARE PROVIDERS & SERVICES - 79.9%
Health Care Distributors & Services - 14.3%
Cardinal Health, Inc.	660,000	42,649,200
Henry Schein, Inc. (a)	139,500	7,188,435
McKesson Corp.	766,300	37,855,220
MWI Veterinary Supply, Inc. (a)	100,700	3,457,031
Patterson Companies, Inc. (a)	50,835	1,886,487
Profarma Distribuidora de Produtos Farmaceuticos SA	124,000	1,581,358
		94,617,731

	Shares	Value
Health Care Facilities - 11.1%
Acibadem Saglik Hizmetleri AS	311,000	$ 3,422,872
Advocat, Inc. (a)	72,000	1,195,200
Apollo Hospitals Enterprise Ltd.	711,565	7,173,884
Bangkok Chain Hospital PCL	4,250,000	917,607
Bangkok Dusit Medical Service PCL (For. Reg.)	2,172,600	1,906,586
Brookdale Senior Living, Inc.	466,000	21,272,900
Bumrungrad Hospital PCL (For. Reg.)	3,168,200	3,221,599
Capital Senior Living Corp. (a)	175,700	1,802,682
Community Health Systems, Inc. (a)	370,573	12,970,055
Emeritus Corp. (a)	152,300	3,556,205
Five Star Quality Care, Inc. (a)(e)	72,500	737,325
HealthSouth Corp. (a)	436	10,399
Kindred Healthcare, Inc. (a)	100	2,572
LifePoint Hospitals, Inc. (a)	2,100	72,891
Manor Care, Inc.	77,300	3,673,296
Sun Healthcare Group, Inc. (a)	298,681	3,013,691
U.S. Physical Therapy, Inc. (a)	281,752	3,302,133
United Surgical Partners International, Inc. (a)	38,750	986,188
VCA Antech, Inc. (a)	128,800	4,152,512
		73,390,597
Health Care Services - 24.8%
AMN Healthcare Services, Inc. (a)	152,900	4,242,975
Caremark Rx, Inc.	846,000	40,015,800
DaVita, Inc. (a)	159,100	8,465,711
Diagnosticos da America SA (a)	520,000	10,998,060
Emergency Medical Services Corp. Class A	83,100	1,466,715
Express Scripts, Inc. (a)	265,500	18,107,100
Health Grades, Inc. (a)(f)	1,936,675	9,257,307
Healthways, Inc. (a)	500	22,985
HMS Holdings Corp. (a)	165,829	2,296,732
Lincare Holdings, Inc. (a)	85,600	3,224,552
Medco Health Solutions, Inc. (a)	596,900	29,970,349
Nighthawk Radiology Holdings, Inc.	135,400	2,942,242
Omnicare, Inc. (e)	380,300	15,094,107
Quest Diagnostics, Inc.	20,100	1,068,717
Rural/Metro Corp. (a)(f)	1,957,400	16,794,492
Visicu, Inc.	33,292	332,920
		164,300,764
Managed Health Care - 29.7%
AMERIGROUP Corp. (a)	2,600	88,894
Centene Corp. (a)	1,800	46,908
Coventry Health Care, Inc. (a)	250,800	12,071,004
Health Net, Inc. (a)	561,200	25,893,768
Healthspring, Inc.	35,200	679,712
Humana, Inc. (a)	294,900	15,954,090
Medial Saude SA	159,000	1,688,411
Molina Healthcare, Inc. (a)	1,473	50,067
Sierra Health Services, Inc. (a)	208,300	7,300,915
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	2,718,701	$ 133,433,844
WellPoint, Inc. (a)	400	30,268
		197,237,881
TOTAL HEALTH CARE PROVIDERS & SERVICES		529,546,973
HEALTH CARE TECHNOLOGY - 1.7%
Health Care Technology - 1.7%
Cerner Corp. (a)	59,701	2,869,827
Eclipsys Corp. (a)	60,400	1,278,668
Emageon, Inc. (a)(e)	87,598	1,403,320
Vital Images, Inc. (a)	100,197	3,233,357
WebMD Health Corp. Class A (a)(e)	63,400	2,316,002
		11,101,174
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	46,300	2,283,053
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	80,000	1,566,368
INSURANCE - 1.8%
Life & Health Insurance - 1.7%
China Life Insurance Co. Ltd. ADR (e)	10,000	981,500
MetLife, Inc.	51,800	3,042,214
Universal American Financial Corp. (a)	384,904	7,216,950
		11,240,664
Reinsurance - 0.1%
Platinum Underwriters Holdings Ltd.	15,000	456,450
TOTAL INSURANCE		11,697,114
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	80,000	689,600
PERSONAL PRODUCTS - 1.2%
Personal Products - 1.2%
Herbalife Ltd. (a)	167,700	6,533,592
Natura Cosmeticos SA	86,100	1,167,222
		7,700,814
PHARMACEUTICALS - 2.3%
Pharmaceuticals - 2.3%
Allergan, Inc.	29,300	3,415,794
Atherogenics, Inc. (a)(e)	34,200	422,028
Teva Pharmaceutical Industries Ltd. sponsored ADR (e)	353,100	11,320,386
		15,158,208

	Shares	Value
SOFTWARE - 0.5%
Systems Software - 0.5%
Quality Systems, Inc.	83,800	$ 3,201,998
TOTAL COMMON STOCKS (Cost $563,912,499)		641,578,806
Nonconvertible Bonds - 0.3%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	2,162,250
9.875% 3/15/15	20,000	20,800
		2,183,050
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	4,886,555	4,886,555
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	34,613,760	34,613,760
TOTAL MONEY MARKET FUNDS (Cost $39,500,315)		39,500,315
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $605,291,448)	683,262,171
NET OTHER ASSETS - (3.1)%	(20,333,815)
NET ASSETS - 100%	$ 662,928,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207,735
Fidelity Securities Lending Cash Central Fund	245,875
Total	$ 453,610
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Health Grades, Inc.	$ 5,154,280	$ 4,560,700	$ 12,377	$ -	$ 9,257,307
Rural/Metro Corp.	16,872,788	-	-	-	16,794,492
Total	$ 22,027,068	$ 4,560,700	$ 12,377	$ -	$ 26,051,799
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $607,549,263. Net unrealized appreciation aggregated $75,712,908, of which $92,997,184 related to appreciated investment securities and $17,284,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

November 30, 2006

1.810698.102

MES-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 3.2%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	545,800	$ 11,718,326
deCODE genetics, Inc. (a)	631,400	2,733,962
DUSA Pharmaceuticals, Inc. (a)(d)	871,199	4,704,475
Epigenomics AG (a)	63,300	327,743
MannKind Corp. (a)(d)	87,700	1,438,280
Sirna Therapeutics, Inc. (a)	122,400	1,576,512
Solexa, Inc. (a)	281,147	3,446,862
		25,946,160
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.1%
Bodisen Biotech, Inc. (a)(d)	89,800	475,940
Specialty Chemicals - 0.2%
Lonza Group AG	24,283	2,027,804
TOTAL CHEMICALS		2,503,744
HEALTH CARE EQUIPMENT & SUPPLIES - 79.0%
Health Care Equipment - 58.7%
Advanced Medical Optics, Inc. (a)	317,894	11,129,469
American Medical Systems Holdings, Inc. (a)(d)	333,277	5,735,697
ArthroCare Corp. (a)(d)	201,900	8,413,173
Aspect Medical Systems, Inc. (a)	957,206	18,148,626
Baxter International, Inc.	2,266,720	101,413,053
Beckman Coulter, Inc.	102,700	6,095,245
Becton, Dickinson & Co. (d)	855,300	61,342,116
BioLase Technology, Inc. (a)	113,200	975,784
Biomet, Inc.	111,100	4,200,691
Biosite, Inc. (a)	72,200	3,524,804
Boston Scientific Corp. (a)(d)	194,843	3,082,416
C.R. Bard, Inc.	561,200	46,181,148
Cochlear Ltd.	62,200	2,763,283
Conceptus, Inc. (a)	250,600	5,746,258
Cyberonics, Inc. (a)	24,000	585,600
Cytyc Corp. (a)	172,700	4,528,194
Dade Behring Holdings, Inc.	44,700	1,692,342
DexCom, Inc. (a)(d)	324,185	3,650,323
Edwards Lifesciences Corp. (a)	163,500	7,494,840
Electro-Optical Sciences, Inc. (f)	602,089	4,204,990
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(f)	90,314	367,023
Greatbatch, Inc. (a)	170,500	4,434,705
Hologic, Inc. (a)	166,500	8,329,995
Hospira, Inc. (a)	221,200	7,255,360
IntraLase Corp. (a)	58,300	1,224,300
Intuitive Surgical, Inc. (a)	87,800	8,922,236
IRIS International, Inc. (a)(d)	182,800	1,641,544
Kinetic Concepts, Inc. (a)(d)	93,300	3,386,790
Kyphon, Inc. (a)	141,900	4,791,963
Mentor Corp.	105,800	5,284,710

	Shares	Value
NeuroMetrix, Inc. (a)(d)(e)	690,600	$ 12,603,450
NMT Medical, Inc. (a)	136,904	1,991,953
Nobel Biocare Holding AG (Switzerland)	14,347	3,901,829
Northstar Neuroscience, Inc.	227,800	2,749,546
NuVasive, Inc. (a)	101,600	2,336,800
Orthofix International NV (a)	35,500	1,543,895
Phonak Holding AG	26,050	1,948,263
ResMed, Inc. (a)	199,200	9,960,000
Respironics, Inc. (a)	421,500	15,199,290
Restore Medical, Inc.	487,222	1,719,894
Sirona Dental Systems, Inc.	78,458	2,899,808
Sonic Innovations, Inc. (a)	97,700	512,925
St. Jude Medical, Inc. (a)	972,600	36,248,802
Stereotaxis, Inc. (a)(d)	583,729	5,784,754
Straumann Holding AG	5,049	1,260,460
The Spectranetics Corp. (a)	218,800	2,384,920
Thermogenesis Corp. (a)	2,498,188	11,991,302
Thoratec Corp. (a)	231,600	3,411,468
Varian Medical Systems, Inc. (a)	194,900	9,592,978
William Demant Holding AS (a)	20,200	1,607,532
Zimmer Holdings, Inc. (a)	112,700	8,222,592
		484,419,139
Health Care Supplies - 20.3%
Alcon, Inc.	225,000	24,664,500
Align Technology, Inc. (a)	60,600	795,678
Bausch & Lomb, Inc.	84,600	4,096,332
Cooper Companies, Inc.	772,400	41,686,428
DJO, Inc. (a)	89,100	3,788,532
Gen-Probe, Inc. (a)	77,846	3,794,214
Haemonetics Corp. (a)	90,200	4,084,256
Immucor, Inc. (a)	176,300	4,742,470
Inverness Medical Innovations, Inc. (a)(f)	20,683	806,844
Inverness Medical Innovations, Inc. (a)	1,704,900	66,508,149
Medical Action Industries, Inc. (a)	33,130	1,040,945
Merit Medical Systems, Inc. (a)	312,600	5,004,726
NUCRYST Pharmaceuticals Corp.	637,905	2,998,156
PolyMedica Corp.	39,400	1,559,058
Utah Medical Products, Inc.	35,500	1,206,290
Ypsomed Holding AG (d)	10,020	802,469
		167,579,047
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		651,998,186
HEALTH CARE PROVIDERS & SERVICES - 4.8%
Health Care Facilities - 2.4%
Brookdale Senior Living, Inc.	430,900	19,670,585
Health Care Services - 2.2%
DaVita, Inc. (a)	25,400	1,351,534
Fresenius Medical Care AG sponsored ADR	33,600	1,509,648
Gentiva Health Services, Inc. (a)	78,400	1,257,536
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Health Grades, Inc. (a)	276,400	$ 1,321,192
Healthways, Inc. (a)	251,500	11,561,455
HMS Holdings Corp. (a)	38,300	530,455
Nighthawk Radiology Holdings, Inc.	51,200	1,112,576
		18,644,396
Managed Health Care - 0.2%
Magellan Health Services, Inc. (a)	36,500	1,605,270
TOTAL HEALTH CARE PROVIDERS & SERVICES		39,920,251
HEALTH CARE TECHNOLOGY - 2.9%
Health Care Technology - 2.9%
Allscripts Healthcare Solutions, Inc. (a)	94,600	2,641,232
Cerner Corp. (a)	316,800	15,228,576
Eclipsys Corp. (a)	85,800	1,816,386
Omnicell, Inc. (a)	82,500	1,551,000
Vital Images, Inc. (a)	47,300	1,526,371
WebMD Health Corp. Class A (a)(d)	39,630	1,447,684
		24,211,249
HOTELS, RESTAURANTS & LEISURE - 0.4%
Leisure Facilities - 0.4%
Town Sports International Holdings, Inc.	190,600	3,101,062
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Sciences Tools & Services - 1.9%
Affymetrix, Inc. (a)	155,130	3,924,789
Exelixis, Inc. (a)	214,800	1,851,576
Illumina, Inc. (a)	34,674	1,335,989
Millipore Corp. (a)	36,900	2,524,329
QIAGEN NV (a)	293,200	4,277,788
Ventana Medical Systems, Inc. (a)	43,200	1,818,288
		15,732,759
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	44,000	1,714,240
PHARMACEUTICALS - 6.4%
Pharmaceuticals - 6.4%
Allergan, Inc. (d)	353,500	41,211,030
BioMimetics Therapeutics, Inc.	376,700	3,993,020
Johnson & Johnson	87,431	5,762,577
Medicis Pharmaceutical Corp. Class A	47,300	1,744,424
		52,711,051

	Shares	Value
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	47,900	$ 1,830,259
TOTAL COMMON STOCKS (Cost $681,758,694)		819,668,961
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 5.35% (b)	8,187,582	8,187,582
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	58,281,654	58,281,654
TOTAL MONEY MARKET FUNDS (Cost $66,469,236)		66,469,236
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $748,227,930)	886,138,197
NET OTHER ASSETS - (7.4)%	(61,069,506)
NET ASSETS - 100%	$ 825,068,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,378,857 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 3,431,907
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Inverness Medical Innovations, Inc.	2/8/06	$ 504,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 437,044
Fidelity Securities Lending Cash Central Fund	304,151
Total	$ 741,195
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DUSA Pharmaceuticals, Inc.	$ 8,302,700	$ 240,615	$ 2,115,639	$ -	$ -
NeuroMetrix, Inc.	20,542,648	3,094,782	-	-	12,603,450
Seracare Life Sciences, Inc.	8,349,208	-	5,001,763	-	-
Total	$ 37,194,556	$ 3,335,397	$ 7,117,402	$ -	$ 12,603,450
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $750,359,707. Net unrealized appreciation aggregated $135,778,490, of which $171,258,036 related to appreciated investment securities and $35,479,546 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2006

1.810699.102

MON-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Household Finance Corp.
1/30/07	4.64%	$ 7,300,000	$ 7,310,486
Virginia Electric & Power Co.
2/1/07	5.51	5,000,000	4,997,717
TOTAL CORPORATE BONDS			12,308,203
Certificates of Deposit - 21.6%

Domestic Certificates Of Deposit - 0.2%
PNC Bank NA, Pittsburgh
1/24/07	5.15	500,000	499,732
Washington Mutual Bank FA
7/5/07	5.75	5,000,000	5,000,000
			5,499,732
London Branch, Eurodollar, Foreign Banks - 9.3%
Barclays Bank PLC
6/11/07	5.44	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	5,000,000	5,000,000
Calyon
2/12/07	5.00	5,000,000	5,000,000
Credit Agricole SA
12/18/06 to 4/12/07	5.34 to 5.40	20,000,000	20,000,000
Credit Industriel et Commercial
3/12/07 to 5/8/07	5.22 to 5.40	32,000,000	32,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Dresdner Bank AG
3/5/07	5.40	5,000,000	5,000,000
HBOS Treasury Services PLC
12/5/06 to 5/23/07	5.35 to 5.36	55,000,000	55,000,000
Landesbank Hessen-Thuringen
12/7/06 to 4/17/07	5.35 to 5.36	25,000,000	25,000,000
Societe Generale
12/6/06 to 7/25/07	4.80 to 5.39	30,000,000	30,000,000
			187,000,000
New York Branch, Yankee Dollar, Foreign Banks - 12.1%
BNP Paribas SA
3/8/07 to 6/11/07	5.40 to 5.45	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
12/15/06	5.40 (d)	14,000,000	14,000,000
Credit Suisse First Boston
12/12/06 to 1/22/07	5.35 to 5.37 (d)	15,000,000	15,000,000
Credit Suisse Group
6/4/07	5.44	3,000,000	3,000,000
DEPFA BANK PLC
1/25/07	5.33	5,000,000	5,000,000

Due Date	Yield (a)	Principal Amount	Value
Deutsche Bank AG
12/4/06 to 11/21/07	5.40 to 5.45% (d)	$ 20,000,000	$ 20,000,000
HBOS Treasury Services PLC
5/23/07	5.36	5,000,000	5,000,000
Landesbank Baden-Wuert
4/13/07	5.35	7,000,000	7,000,126
Mizuho Corporate Bank Ltd.
1/25/07 to 2/16/07	5.34 to 5.56	51,000,000	51,000,029
Norinchukin Bank
2/20/07 to 3/1/07	5.35	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
12/1/06 to 3/30/07	5.35 to 5.60	9,590,000	9,589,290
Sumitomo Mitsui Banking Corp.
12/6/06 to 1/26/07	5.34 to 5.40	16,000,000	16,000,000
Unicredito Italiano Spa, New York
1/29/07	5.34 (d)	25,000,000	24,994,414
			243,583,859
TOTAL CERTIFICATES OF DEPOSIT			436,083,591
Commercial Paper - 23.6%

Aegis Finance LLC
1/16/07 to 2/9/07	5.34 to 5.35	21,000,000	20,799,243
Amsterdam Funding Corp.
2/5/07	5.33	6,000,000	5,942,360
Apache Corp.
12/15/06	5.35 to 5.36 (c)	4,000,000	3,991,705
AT&T, Inc.
2/6/07	5.34	5,000,000	4,950,867
Bavaria TRR Corp.
12/5/06 to 12/7/06	5.32	6,000,000	5,996,172
Bradford & Bingley PLC
2/5/07	5.34	1,000,000	990,348
Bryant Park Funding LLC
12/5/06	5.35	5,000,000	4,997,069
Caisse Nat des Caisses d' Epargne
2/7/07	5.34 (c)	5,000,000	4,950,558
Capital One Multi-Asset Execution Trust
1/23/07 to 2/7/07	5.34 to 5.35	27,000,000	26,785,758
Comcast Corp.
12/5/06	5.34 (c)	6,000,000	5,996,447
ConocoPhillips Qatar Funding Ltd.
1/11/07 to 4/13/07	5.37 to 5.43 (c)	6,950,000	6,894,609
Countrywide Financial Corp.
12/12/06 to 12/18/06	5.32 to 5.34	7,000,000	6,985,129
CVS Corp.
12/12/06 to 1/18/07	5.36 to 5.40	7,000,000	6,967,751
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
DaimlerChrysler NA Holding Corp.
1/2/07 to 2/12/07	5.42 to 5.46%	$ 8,000,000	$ 7,930,231
Davis Square Funding V Corp.
12/11/06 to 2/22/07	5.36 to 5.37	4,000,000	3,972,221
DEPFA BANK PLC
3/20/07	5.35	5,000,000	4,920,824
Devon Energy Corp.
12/15/06 to 2/26/07	5.38 to 5.40	4,500,000	4,461,019
Dominion Resources, Inc.
12/14/06	5.35	500,000	499,036
DZ Bank AG
1/16/07	5.32	5,000,000	4,966,331
Emerald (MBNA Credit Card Master Note Trust)
12/5/06 to 2/14/07	5.33 to 5.37	15,000,000	14,909,450
FCAR Owner Trust
12/4/06 to 2/15/07	5.34 to 5.57	21,000,000	20,824,030
Fortune Brands, Inc.
1/16/07 to 2/12/07	5.41	5,000,000	4,955,333
France Telecom SA
1/16/07	5.40 (c)	1,000,000	993,177
Giro Funding US Corp.
12/4/06 to 1/31/07	5.34 to 5.35	4,000,000	3,989,733
Grampian Funding LLC
12/11/06 to 4/10/07	5.32 to 5.39	85,000,000	83,799,725
Grenadier Funding Corp.
12/13/06 to 2/13/07	5.33 to 5.36	8,000,000	7,965,897
HBOS Treasury Services PLC
12/19/06 to 12/20/06	5.34 to 5.35	4,400,000	4,388,045
John Deere Capital Corp.
1/22/07 to 3/13/07	5.40 to 5.42	3,000,000	2,966,891
Kellogg Co.
12/14/06 to 12/28/06	5.39 to 5.40	4,000,000	3,988,903
Kestrel Funding (US) LLC
1/17/07 to 2/2/07	5.33 to 5.34 (c)	11,000,000	10,901,170
Market Street Funding Corp.
1/17/07 to 1/18/07	5.33	4,000,000	3,972,133
Michigan Gen. Oblig.
10/4/07	5.41	3,100,000	3,100,000
Monument Gardens Funding
12/11/06 to 2/14/07	5.31 to 5.36	18,000,000	17,928,080
Motown Notes Program
12/5/06 to 1/31/07	5.32 to 5.39	14,000,000	13,971,003

Due Date	Yield (a)	Principal Amount	Value
Nationwide Building Society
3/9/07	5.34%	$ 2,000,000	$ 1,971,417
Nelnet Student Funding Ext CP LLC
12/15/06 to 1/9/07	5.34 to 5.36	2,000,000	1,992,212
Nissan Motor Acceptance Corp.
12/22/06 to 2/16/07	5.38 to 5.40	5,000,000	4,964,181
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	19,000,000	18,809,256
Park Granada LLC
12/8/06 to 1/29/07	5.31 to 5.52	22,781,000	22,658,230
Park Sienna LLC
12/22/06 to 12/27/06	5.33 to 5.34	13,070,000	13,025,995
SABMiller PLC
12/5/06 to 2/20/07	5.36 to 5.40	4,000,000	3,984,009
Strand Capital LLC
1/19/07 to 2/20/07	5.34 to 5.38	18,000,000	17,831,991
Stratford Receivables Co. LLC
12/13/06 to 1/25/07	5.33 to 5.35	17,000,000	16,957,580
Textron Financial Corp.
12/6/06 to 1/30/07	5.32 to 5.39	9,000,000	8,945,308
Thames Asset Global Securities No. 1, Inc.
12/14/06	5.35	1,000,000	998,093
The Walt Disney Co.
1/25/07 to 2/7/07	5.34 to 5.37	4,000,000	3,964,241
Time Warner, Inc.
12/1/06 to 1/16/07	5.47 to 5.49 (c)	6,000,000	5,962,099
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	15,000,000	14,733,353
Weatherford International Ltd.
12/19/06	5.35 (c)	1,000,000	997,335
WellPoint, Inc.
12/11/06 to 12/26/06	5.35	3,000,000	2,992,006
Xcel Energy, Inc.
4/13/07	5.56	1,000,000	980,013
XTO Energy, Inc.
12/11/06	5.34	1,000,000	998,521
Zenith Funding Corp.
12/13/06	5.36 (c)	2,000,000	1,996,473
TOTAL COMMERCIAL PAPER			476,413,561
Federal Agencies - 0.9%

Federal Home Loan Bank - 0.9%
12/6/06 to 9/14/07	5.42 to 5.48	18,000,000	17,999,612
TOTAL FEDERAL AGENCIES			17,999,612
Master Notes - 1.7%
Due Date	Yield (a)	Principal Amount	Value
Asset Funding Co. III LLC
12/5/06	5.38 to 5.39% (d)(f)	$ 19,000,000	$ 19,000,000
Goldman Sachs Group, Inc.
12/11/06	5.37 (d)(f)	15,000,000	15,000,000
TOTAL MASTER NOTES			34,000,000
Medium-Term Notes - 28.8%

AIG Matched Funding Corp.
2/15/07	5.36 to 5.37 (d)	15,000,000	15,000,000
2/15/07 to 11/15/07	5.34 to 5.37 (c)	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd.
12/27/06	5.32 (c)(d)	2,000,000	2,000,000
Banco Santander Totta SA
12/18/06	5.32 (c)(d)	10,000,000	10,000,000
Bank of New York Co., Inc.
12/27/06	5.38 (c)(d)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
12/13/06	5.32 (c)(d)	28,000,000	28,000,000
Bayerische Landesbank Girozentrale
2/20/07	5.42 (d)	5,000,000	5,000,000
BellSouth Corp.
4/26/07	5.34 (c)	10,000,000	9,953,896
BMW U.S. Capital LLC
12/15/06	5.32 (d)	1,000,000	1,000,000
12/5/06	5.30 (c)(d)	1,000,000	1,000,000
BNP Paribas SA
2/20/07	5.35 (c)(d)	5,000,000	5,000,000
Caja Madrid SA
1/19/07	5.37 (d)	5,000,000	5,000,000
Calyon New York Branch
12/4/06	5.26 (d)	5,000,000	4,998,853
Commonwealth Bank of Australia
12/27/06	5.32 (d)	17,000,000	17,002,508
ConocoPhillips
1/11/07	5.37 (d)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
12/4/06 to 12/18/06	5.33 (d)	21,000,000	20,999,532
Credit Agricole SA
1/23/07	5.34 (d)	15,000,000	15,000,000
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.38 (c)(d)	17,000,000	16,997,765
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.33 (c)	5,000,000	5,000,000
DnB Nor ASA
12/26/06	5.31 (c)(d)	14,500,000	14,499,962

Due Date	Yield (a)	Principal Amount	Value
General Electric Capital Corp.
12/7/06 to 12/18/06	5.34 to 5.45% (d)	$ 24,000,000	$ 24,004,226
Genworth Life Insurance Co.
12/1/06	5.40 (d)(f)	5,000,000	5,000,000
Harrier Finance Funding LLC
12/20/06	5.37 (c)(d)	1,000,000	1,000,003
HBOS Treasury Services PLC
12/11/06	5.29 (c)(d)	5,000,000	4,999,635
12/27/06	5.46 (d)	10,000,000	10,000,000
HSBC Finance Corp.
12/27/06	5.35 (d)	2,000,000	2,000,000
HSH Nordbank
12/21/06	5.33 (c)(d)	9,000,000	9,000,000
HSH Nordbank AG
12/27/06	5.35 (c)(d)	2,000,000	2,000,000
Huntington National Bank, Columbus
2/1/07	5.45 (d)	1,000,000	1,000,206
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (d)(f)	1,000,000	1,000,000
Intesa Bank Ireland PLC
12/26/06	5.32 (c)(d)	15,000,000	15,000,000
K2 (USA) LLC
12/11/06	5.36 (c)(d)	4,000,000	3,999,694
Kestrel Funding PLC US LLC 144A
1/26/07	5.34 (c)(d)	1,000,000	1,000,000
Links Finance LLC
12/19/06	5.28 (c)(d)	10,000,000	9,999,926
Merrill Lynch & Co., Inc.
12/4/06 to 12/27/06	5.30 to 5.57 (d)	27,000,000	27,001,913
Metropolitan Life Insurance Co.
12/6/06	5.33 (c)(d)	2,213,000	2,213,000
Morgan Stanley
12/1/06 to 12/15/06	5.38 to 5.44 (d)	8,000,000	8,000,000
Natexis Banques Populaires NY CD
12/4/06	5.28 (d)	14,000,000	13,998,405
Nationwide Building Society
12/28/06	5.42 (c)(d)	5,000,000	5,001,509
Nordea Bank AB
12/4/06	5.26 (d)	16,000,000	15,996,350
Pacific Life Global Funding
12/4/06	5.37 (c)(d)	2,000,000	2,000,795
RACERS
12/22/06	5.34 (c)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
12/21/06	5.31 (c)(d)	8,500,000	8,500,000
Security Life of Denver Insurance Co.
2/28/07	5.45 (d)(f)	1,000,000	1,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Sigma Finance, Inc.
12/11/06 to 12/15/06	5.32 to 5.36% (c)(d)	$ 11,000,000	$ 10,999,356
Skandinaviska Enskilda Banken
12/6/06	5.27 (d)	9,000,000	8,998,249
SLM Corp.
1/25/07	5.60 (d)	20,000,000	20,028,992
Societe Generale
12/29/06	5.27 (d)	25,000,000	24,995,876
12/4/06	5.31 (c)(d)	11,000,000	11,000,341
UniCredito Italiano Bank (Ireland) PLC
12/11/06 to 12/15/06	5.33 (c)(d)	22,000,000	21,999,932
12/29/06	5.29 (d)	5,000,000	4,999,254
Unicredito Italiano Spa, New York
12/1/06 to 2/20/07	5.35 to 5.40 (d)	22,000,000	21,996,410
Vodafone Group PLC
12/29/06	5.43 (d)	3,000,000	2,999,936
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (d)	23,000,000	23,001,908
Washington Mutual Bank FA
1/31/07	5.36 (c)(d)	13,000,000	13,000,000
12/27/06	5.30 (d)	11,000,000	11,000,000
Wells Fargo & Co.
12/4/06 to 12/15/06	5.33 to 5.37 (d)	10,000,000	10,000,000
WestLB AG
12/11/06 to 12/29/06	5.36 to 5.40 (c)(d)	7,500,000	7,500,462
TOTAL MEDIUM-TERM NOTES			579,688,894
Short-Term Notes - 0.5%

Metropolitan Life Insurance Co.
1/2/07	5.49 (d)(f)	5,000,000	5,000,000
New York Life Insurance Co.
12/29/06	5.45 (d)(f)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Asset-Backed Securities - 0.6%

Master Funding Trust I
1/25/07 - 4/25/07	5.35 (d)	10,504,000	10,503,965
Wind Trust
2/25/07	5.32 (c)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			11,503,965
Municipal Securities - 1.3%
	Principal Amount	Value
Connecticut Hsg. Fin. Auth. Series F2, 5.32%, VRDN 12/7/06 (d)	$ 5,000,000	$ 5,000,000
Florida Hurricane Catastrophe Fund Bonds 5.33%, 12/15/06 (d)	10,000,000	10,000,000
New York State Dorm. Auth. Revs. Series A, 5.3%, VRDN 12/7/06 (d)	600,000	600,000
Texas Gen. Oblig. 5.32%, VRDN 12/7/06 (d)	11,500,000	11,500,000
TOTAL MUNICIPAL SECURITIES	27,100,000
Interfund Loans - 0.4%

With Fidelity Advisor Diversified Stock Fund, at 5.44% due at 12/1/2006 (b)	8,967,000	8,967,000
Repurchase Agreements - 20.1%
	Maturity Amount
In a joint trading account at 5.33% dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 912,135	912,000
With:
Barclays Capital, Inc. at 5.36%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $95,880,000, 5.49% - 5.7%, 3/15/17 - 3/25/36)	94,013,996	94,000,000
Credit Suisse First Boston, Inc. at 5.39%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $82,623,188, 6% - 6.5%, 1/15/07 - 10/15/16)	81,012,128	81,000,000
Deutsche Bank Securities, Inc. at:
5.34%, dated 11/28/06 due 1/29/07 (Collateralized by Equity Securities valued at $8,400,000)	8,073,573	8,000,000
5.35%, dated 11/10/06 due 12/11/06 (Collateralized by Corporate Obligations valued at $11,220,001, 8.5%, 7/15/10)	11,050,676	11,000,000
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Corporate Obligations valued at $7,140,000, 7%, 6/15/11)	7,096,242	7,000,000
Goldman Sachs & Co. at 5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Corporate Obligations valued at $28,350,001, 7.63%, 6/1/16) (d)(e)	27,373,290	27,000,000
J.P. Morgan Securities, Inc. at 5.41%, dated 10/26/06 due 12/13/06 (Collateralized by Corporate Obligations valued at $15,919,251, 7.11% - 8.1%, 6/29/11 - 3/18/13) (d)(e)	15,108,220	15,000,000

	Maturity Amount	Value
Lehman Brothers, Inc. at 5.41%, dated 11/30/06 due 12/1/06 (Collateralized by Mortage Loan Obligations valued at $42,001,878, 0% - 16.85%, 12/21/17 - 9/20/46)	$ 40,006,011	$ 40,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $10,520,467, 5.85% - 7%, 1/15/15 - 3/15/28) (d)(e)	10,138,511	10,000,000
Morgan Stanley & Co. at 5.38%, dated 10/26/06 due 12/13/06 (Collateralized by Mortage Loan Obligations valued at $12,663,761, 6% - 6.25%, 10/25/36 - 11/25/46)	12,086,080	12,000,000
Wachovia Securities, Inc. at 5.38%, dated 11/30/06 due 12/1/06 (Collateralized by Mortgage Loan Obligations valued at $101,031,429, 0.81% - 8.35%, 3/20/08 - 3/15/49)	99,014,795	99,000,000
TOTAL REPURCHASE AGREEMENTS		404,912,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,018,976,826)	2,018,976,826
NET OTHER ASSETS - (0.1)%	(3,022,908)
NET ASSETS - 100%	$ 2,015,953,918
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,349,849 or 14.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,000,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 12/5/06	11/7/06	$ 10,000,000
5.39%, 12/5/06	8/29/06	$ 9,000,000
Genworth Life Insurance Co. 5.4%, 12/1/06	7/31/06	$ 5,000,000
Goldman Sachs Group, Inc. 5.37%, 12/11/06	1/9/06	$ 15,000,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 1,000,000
Metropolitan Life Insurance Co. 5.49%, 1/2/07	3/26/02	$ 5,000,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$912,000 due 12/01/06 at 5.33%
BNP Paribas Securities Corp.	$ 170,700
Banc of America Securities LLC	68,280
Bank of America, NA	170,701
Barclays Capital, Inc.	92,638
Bear Stearns & Co., Inc.	17,070
Countrywide Securities Corp.	47,796
Credit Suisse Securities (USA) LLC	37,554
Greenwich Capital Markets, Inc.	34,140
HSBC Securities (USA), Inc.	68,280
UBS Securities LLC	204,841
$ 912,000
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,018,976,826.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

November 30, 2006

1.810700.102

BAM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 1.1%
Apple Computer, Inc. (a)	16,700	$ 1,531,056
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
Level 3 Communications, Inc. (a)	55,900	298,506
HOUSEHOLD DURABLES - 1.0%
Consumer Electronics - 1.0%
Sony Corp.	33,900	1,335,999
INTERNET SOFTWARE & SERVICES - 9.1%
Internet Software & Services - 9.1%
Akamai Technologies, Inc. (a)	12,800	625,536
aQuantive, Inc. (a)	51,500	1,230,850
Digitas, Inc. (a)	54,100	585,362
Equinix, Inc. (a)(d)	9,500	725,040
Google, Inc. Class A (sub. vtg.) (a)	13,100	6,352,452
Iliad Group SA	16,900	1,470,299
ValueClick, Inc. (a)	63,900	1,589,193
		12,578,732
MEDIA - 80.1%
Advertising - 6.2%
Focus Media Holding Ltd. ADR (a)	21,500	1,532,305
Harte-Hanks, Inc.	22,100	572,390
Lamar Advertising Co. Class A (a)(d)	30,600	1,846,710
Omnicom Group, Inc.	45,900	4,689,144
		8,640,549
Broadcasting & Cable TV - 26.9%
Cablevision Systems Corp. - NY Group Class A	100	2,777
Central European Media Enterprises Ltd. Class A (a)	8,400	617,232
Clear Channel Communications, Inc.	135,900	4,778,244
Comcast Corp. Class A	531,100	21,488,306
EchoStar Communications Corp. Class A (a)	68,000	2,448,680
Grupo Televisa SA de CV (CPO) sponsored ADR	26,900	706,932
Liberty Global, Inc. Class A (a)	100,775	2,717,902
NTL, Inc.	113,500	2,734,215
RRSat Global Communications Network Ltd.	98,500	1,155,405
Salem Communications Corp. Class A	28,300	349,788
TiVo, Inc. (a)(d)	73,930	421,401
		37,420,882
Movies & Entertainment - 40.2%
CKX, Inc. (a)	198,500	2,425,670
DreamWorks Animation SKG, Inc. Class A (a)	46,400	1,356,272
News Corp. Class A	688,082	14,174,489
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	59,660	692,653

	Shares	Value
The Walt Disney Co. (d)	198,300	$ 6,553,815
Time Warner, Inc. (d)	1,147,800	23,116,691
Viacom, Inc. Class B (non-vtg.) (a)	199,000	7,464,490
		55,784,080
Publishing - 6.8%
McGraw-Hill Companies, Inc.	98,000	6,531,700
R.H. Donnelley Corp.	46,500	2,883,000
		9,414,700
TOTAL MEDIA		111,260,211
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Management & Development - 0.5%
Move, Inc. (a)	119,000	659,260
SOFTWARE - 0.9%
Home Entertainment Software - 0.5%
Nintendo Co. Ltd.	2,900	691,251
Systems Software - 0.4%
Macrovision Corp. (a)	22,500	622,125
TOTAL SOFTWARE		1,313,376
TOTAL COMMON STOCKS (Cost $106,124,223)		128,977,140
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 5.35% (b)	9,379,803	9,379,803
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	7,284,095	7,284,095
TOTAL MONEY MARKET FUNDS (Cost $16,663,898)		16,663,898
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $122,788,121)	145,641,038
NET OTHER ASSETS - (4.9)%	(6,809,927)
NET ASSETS - 100%	$ 138,831,111
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 183,553
Fidelity Securities Lending Cash Central Fund	34,464
Total	$ 218,017
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $123,066,242. Net unrealized appreciation aggregated $22,574,796, of which $23,714,064 related to appreciated investment securities and $1,139,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

November 30, 2006

1.810725.102

GAS-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Fluor Corp.	37,700	$ 3,282,916
ELECTRICAL EQUIPMENT - 0.3%
Heavy Electrical Equipment - 0.3%
Vestas Wind Systems AS (a)	98,900	3,816,684
ENERGY EQUIPMENT & SERVICES - 21.0%
Oil & Gas Drilling - 14.7%
Cathedral Energy Services Income Trust	178,000	1,366,893
Diamond Offshore Drilling, Inc.	282,500	21,927,650
ENSCO International, Inc.	438,900	22,761,354
GlobalSantaFe Corp.	812,100	48,726,000
Helmerich & Payne, Inc.	318,000	8,449,260
Nabors Industries Ltd. (a)	50,000	1,688,000
Noble Corp.	504,700	38,988,075
Pride International, Inc. (a)	785,500	25,363,795
Rowan Companies, Inc.	433,700	15,621,874
		184,892,901
Oil & Gas Equipment & Services - 6.3%
Baker Hughes, Inc.	17,500	1,285,025
Cameron International Corp. (a)	288,300	15,660,456
Complete Production Services, Inc.	28,100	618,481
National Oilwell Varco, Inc. (a)	479,828	31,913,360
Schlumberger Ltd. (NY Shares)	64,900	4,444,352
Smith International, Inc.	338,190	14,325,728
TETRA Technologies, Inc. (a)	48,700	1,258,408
W-H Energy Services, Inc. (a)	137,600	6,570,400
Weatherford International Ltd. (a)	65,200	2,928,132
		79,004,342
TOTAL ENERGY EQUIPMENT & SERVICES		263,897,243
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Energen Corp.	22,400	1,016,064
Equitable Resources, Inc.	140,200	6,081,876
		7,097,940
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Canadian Hydro Developers, Inc. (a)	272,800	1,366,329
Dynegy, Inc. Class A (a)	283	1,922
		1,368,251
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	80,000	4,166,400
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Bucyrus International, Inc. Class A	151,000	6,447,700

	Shares	Value
METALS & MINING - 0.7%
Diversified Metals & Mining - 0.4%
Ivanhoe Mines Ltd. (a)	50,000	$ 464,078
Titanium Metals Corp.	120,600	3,855,582
		4,319,660
Steel - 0.3%
Oregon Steel Mills, Inc. (a)	66,400	4,179,216
TOTAL METALS & MINING		8,498,876
OIL, GAS & CONSUMABLE FUELS - 73.7%
Coal & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	213,400	3,361,050
Arch Coal, Inc.	210,200	7,546,180
Cameco Corp.	69,400	2,628,820
CONSOL Energy, Inc.	139,900	5,135,729
Evergreen Energy, Inc. (a)(d)	865,300	7,605,987
International Coal Group, Inc. (a)(d)	1,702,200	8,681,220
Peabody Energy Corp.	180,400	8,300,204
		43,259,190
Integrated Oil & Gas - 0.6%
OAO Gazprom sponsored ADR	171,900	8,105,085
Oil & Gas Exploration & Production - 58.6%
Apache Corp.	273,200	19,104,876
Aurora Oil & Gas Corp. (a)	3,813,053	13,002,511
Cabot Oil & Gas Corp.	293,800	18,253,794
Canadian Natural Resources Ltd.	196,000	10,623,353
Chesapeake Energy Corp. (d)	923,400	31,423,302
Denbury Resources, Inc. (a)	123,000	3,610,050
EOG Resources, Inc.	538,100	37,952,193
Forest Oil Corp. (a)	522,200	18,558,988
Gastar Exploration Ltd. (a)	431,400	1,013,791
Goodrich Petroleum Corp.	261,000	11,473,560
Helix Energy Solutions Group, Inc. (a)(d)	70,600	2,596,668
Mariner Energy, Inc. (a)	288,789	6,050,130
Newfield Exploration Co. (a)	505,100	25,138,827
Noble Energy, Inc.	557,900	29,847,650
Penn Virginia Corp.	16,700	1,259,013
Plains Exploration & Production Co. (a)	2,632,900	123,956,932
Quicksilver Resources, Inc. (a)(d)	2,622,000	110,936,820
Range Resources Corp.	4,361,600	135,602,143
Southwestern Energy Co. (a)	711,500	29,975,495
Talisman Energy, Inc.	616,600	10,350,004
Ultra Petroleum Corp. (a)	1,187,300	63,995,470
XTO Energy, Inc.	594,900	30,101,940
		734,827,510
Oil & Gas Refining & Marketing - 10.1%
Petroplus Holdings AG (a)	15,390	898,082
Tesoro Corp.	94,700	6,671,615
Valero Energy Corp.	1,993,300	109,771,031
Western Refining, Inc.	350,500	9,926,160
		127,266,888
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 0.9%
Enterprise Products Partners LP	20,900	$ 591,052
Plains All American Pipeline LP	108,200	5,464,100
Williams Partners LP	123,500	4,776,980
		10,832,132
TOTAL OIL, GAS & CONSUMABLE FUELS		924,290,805
TOTAL COMMON STOCKS (Cost $956,591,641)		1,222,866,815
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 5.35% (b)	4,419,826	4,419,826
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	81,385,525	81,385,525
TOTAL MONEY MARKET FUNDS (Cost $85,805,351)		85,805,351
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,042,396,992)	1,308,672,166
NET OTHER ASSETS - (4.3)%	(54,369,165)
NET ASSETS - 100%	$ 1,254,303,001
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 464,687
Fidelity Securities Lending Cash Central Fund	350,168
Total	$ 814,855
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,044,704,119. Net unrealized appreciation aggregated $263,968,047, of which $279,937,536 related to appreciated investment securities and $15,969,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

November 30, 2006

1.810716.102

NAT-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AIRLINES - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc. (a)	151,780	$ 1,886,625
CHEMICALS - 2.4%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	35,600	783,200
Formosa Chemicals & Fibre Corp.	1,384,830	2,260,947
Georgia Gulf Corp.	20,650	420,641
Tokai Carbon Co. Ltd.	22,000	151,429
		3,616,217
Diversified Chemicals - 0.3%
Ashland, Inc.	50,800	3,434,588
Fertilizers & Agricultural Chemicals - 1.6%
Agrium, Inc.	67,900	2,084,474
CF Industries Holdings, Inc.	163,700	3,724,175
Mosaic Co. (a)	433,700	9,237,810
Terra Nitrogen Co. LP	89,401	2,770,537
		17,816,996
Specialty Chemicals - 0.2%
Tokuyama Corp.	132,000	1,766,992
TOTAL CHEMICALS		26,634,793
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc.	7,200	307,656
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	369,700	10,713,906
Fluor Corp.	32,600	2,838,808
Infrasource Services, Inc. (a)	64,700	1,398,167
Jacobs Engineering Group, Inc. (a)	12,600	1,056,762
		16,007,643
CONTAINERS & PACKAGING - 0.5%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc.	8,900	168,210
Paper Packaging - 0.5%
Smurfit-Stone Container Corp.	278,200	2,985,086
Temple-Inland, Inc.	68,600	2,682,260
		5,667,346
TOTAL CONTAINERS & PACKAGING		5,835,556
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 0.4%
Q-Cells AG (d)	53,200	2,264,885
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	53,000	1,586,290
		3,851,175

	Shares	Value
Heavy Electrical Equipment - 1.1%
Areva (investment certificates)(non-vtg.)	100	$ 74,685
Vestas Wind Systems AS (a)	318,200	12,279,767
		12,354,452
TOTAL ELECTRICAL EQUIPMENT		16,205,627
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	38,300	1,838,017
ENERGY EQUIPMENT & SERVICES - 31.2%
Oil & Gas Drilling - 13.3%
Diamond Offshore Drilling, Inc.	236,300	18,341,606
GlobalSantaFe Corp.	852,900	51,174,000
Nabors Industries Ltd. (a)	2,600	87,776
Noble Corp.	480,700	37,134,075
Patterson-UTI Energy, Inc.	50,000	1,385,500
Pride International, Inc. (a)	605,600	19,554,824
Rowan Companies, Inc.	1,000	36,020
TODCO Class A (a)	1,400	56,014
Transocean, Inc. (a)	226,500	17,655,675
		145,425,490
Oil & Gas Equipment & Services - 17.9%
Baker Hughes, Inc.	215,490	15,823,431
Cameron International Corp. (a)	3,000	162,960
FMC Technologies, Inc. (a)	2,300	138,023
Global Industries Ltd. (a)	4,900	69,972
Grant Prideco, Inc. (a)	13,700	600,334
Halliburton Co.	912,900	30,801,246
Hydril Co. (a)	62,300	4,713,618
Key Energy Services, Inc. (a)	210,000	3,234,000
National Oilwell Varco, Inc. (a)	584,011	38,842,572
Oceaneering International, Inc. (a)	14,300	623,623
Oil States International, Inc. (a)	4,400	153,164
Saipem Spa	4,500	113,493
Schlumberger Ltd. (NY Shares)	774,752	53,055,013
Smith International, Inc.	756,200	32,032,632
W-H Energy Services, Inc. (a)	58,200	2,779,050
Weatherford International Ltd. (a)	297,290	13,351,294
		196,494,425
TOTAL ENERGY EQUIPMENT & SERVICES		341,919,915
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	3,100	108,810
Corn Products International, Inc.	158,611	5,760,752
Global Bio-Chem Technology Group Co. Ltd.	78,700	25,698
		5,895,260
Common Stocks - continued
	Shares	Value
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	16,200	$ 1,397,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. Class A (a)	284	1,928
Mirant Corp. (a)	250,500	7,620,210
NRG Energy, Inc.	16,100	916,412
TXU Corp.	65,400	3,753,306
		12,291,856
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	104,800	5,457,984
INVESTMENT COMPANIES - 0.0%
Investment Companies - 0.0%
Canfor Pulp Income Fund	84	883
MACHINERY - 1.8%
Construction & Farm Machinery & Heavy Trucks - 1.8%
Bucyrus International, Inc. Class A	232,805	9,940,774
Joy Global, Inc.	198,750	8,725,125
Trinity Industries, Inc.	28,200	1,065,960
		19,731,859
METALS & MINING - 14.6%
Aluminum - 3.9%
Alcan, Inc.	900	43,162
Alcoa, Inc.	1,106,800	34,498,956
Century Aluminum Co. (a)	1,900	81,035
Novelis, Inc.	299,900	8,145,789
		42,768,942
Diversified Metals & Mining - 3.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363	85,692
Phelps Dodge Corp.	1,200	147,600
RTI International Metals, Inc. (a)	175,838	13,302,145
Teck Cominco Ltd. Class B (sub. vtg.)	101,700	7,662,786
Titanium Metals Corp.	666,976	21,323,223
		42,521,446
Gold - 4.2%
Bema Gold Corp. (a)	242,900	1,320,791
Eldorado Gold Corp. (a)	612,700	3,487,194
Meridian Gold, Inc. (a)	697,500	21,571,472
Newmont Mining Corp.	413,800	19,411,358
Sasamat Capital Corp. (a)	61	174
		45,790,989
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	84,700	1,878,703
Shore Gold, Inc. (a)	244,000	1,339,591
		3,218,294

	Shares	Value
Steel - 2.3%
Allegheny Technologies, Inc.	184,200	$ 16,513,530
Hitachi Metals Ltd.	10,000	106,745
Mittal Steel Co. NV Class A (NY Shares)	3,700	152,477
Oregon Steel Mills, Inc. (a)	129,000	8,119,260
		24,892,012
TOTAL METALS & MINING		159,191,683
OIL, GAS & CONSUMABLE FUELS - 40.2%
Coal & Consumable Fuels - 4.5%
Arch Coal, Inc.	147,800	5,306,020
Cameco Corp.	270,300	10,238,762
CONSOL Energy, Inc.	246,200	9,038,002
Foundation Coal Holdings, Inc.	168,400	6,249,324
Peabody Energy Corp.	395,200	18,183,152
USEC, Inc.	1,600	19,936
		49,035,196
Integrated Oil & Gas - 11.8%
BP PLC sponsored ADR	3,064	208,597
Chevron Corp.	339,132	24,526,026
ConocoPhillips	717,430	48,283,039
ENI Spa sponsored ADR	138,300	9,116,736
Exxon Mobil Corp.	178,615	13,719,418
Hess Corp.	2,400	120,648
Husky Energy, Inc.	48,300	3,314,453
MOL Hungarian Oil and Gas Series A (For. Reg.)	600	67,464
OAO Gazprom sponsored ADR	164,857	7,773,008
Occidental Petroleum Corp.	167,000	8,406,780
OMV AG	70,235	3,766,710
Suncor Energy, Inc. (d)	127,200	10,024,079
		129,326,958
Oil & Gas Exploration & Production - 18.7%
Anadarko Petroleum Corp.	1,800	88,848
Apache Corp.	800	55,944
Cabot Oil & Gas Corp.	225,600	14,016,528
Canadian Natural Resources Ltd.	274,800	14,894,374
Chesapeake Energy Corp. (d)	903,300	30,739,299
Comstock Resources, Inc. (a)	1,300	39,676
Denbury Resources, Inc. (a)	2,300	67,505
Devon Energy Corp.	800	58,696
EnCana Corp.	140,284	7,291,501
EOG Resources, Inc.	257,800	18,182,634
EXCO Resources, Inc.	3,600	52,848
Forest Oil Corp. (a)	39,300	1,396,722
Goodrich Petroleum Corp.	4,300	189,028
Houston Exploration Co. (a)	7,100	398,452
Hugoton Royalty Trust	19,957	556,601
Mariner Energy, Inc. (a)	49,324	1,033,338
Newfield Exploration Co. (a)	56,800	2,826,936
Nexen, Inc.	115,700	6,334,855
Noble Energy, Inc.	62,400	3,338,400
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Penn West Energy Trust (d)	69,200	$ 2,211,637
Plains Exploration & Production Co. (a)	139,400	6,562,952
Pogo Producing Co.	1,300	68,796
Quicksilver Resources, Inc. (a)	100,550	4,254,271
Range Resources Corp.	968,973	30,125,371
Southwestern Energy Co. (a)	1,800	75,834
Talisman Energy, Inc.	834,600	14,009,266
Ultra Petroleum Corp. (a)	426,400	22,982,960
W&T Offshore, Inc.	41,700	1,445,322
XTO Energy, Inc.	426,800	21,596,080
		204,894,674
Oil & Gas Refining & Marketing - 3.5%
ERG Spa	3,400	81,113
Frontier Oil Corp.	6,000	189,840
Neste Oil Oyj	2,600	83,732
Petroplus Holdings AG (a)	13,390	781,372
Valero Energy Corp.	665,988	36,675,959
Western Refining, Inc.	5,800	164,256
		37,976,272
Oil & Gas Storage & Transport - 1.7%
Kinder Morgan, Inc.	13,700	1,437,815
OMI Corp.	271,000	6,330,560
Plains All American Pipeline LP	36,800	1,858,400
TransCanada Corp.	103,600	3,505,192
Williams Companies, Inc.	207,700	5,765,752
		18,897,719
TOTAL OIL, GAS & CONSUMABLE FUELS		440,130,819
PAPER & FOREST PRODUCTS - 1.7%
Forest Products - 1.4%
Canfor Corp. New (a)	341	3,075
Sino-Forest Corp. (a)	950,900	5,661,854
Weyerhaeuser Co.	145,300	9,398,004
		15,062,933
Paper Products - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	55,800	3,395,988
TOTAL PAPER & FOREST PRODUCTS		18,458,921

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
Plum Creek Timber Co., Inc.	44,200	$ 1,646,892
ROAD & RAIL - 0.4%
Railroads - 0.4%
Burlington Northern Santa Fe Corp.	63,400	4,765,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS (a)	2,400	44,213
TOTAL COMMON STOCKS (Cost $862,109,768)		1,079,648,596
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.35% (b)	13,112,050	13,112,050
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	42,807,905	42,807,905
TOTAL MONEY MARKET FUNDS (Cost $55,919,955)		55,919,955
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $918,029,723)	1,135,568,551
NET OTHER ASSETS - (3.7)%	(40,742,369)
NET ASSETS - 100%	$ 1,094,826,182
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 533,389
Fidelity Securities Lending Cash Central Fund	112,352
Total	$ 645,741
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $920,281,959. Net unrealized appreciation aggregated $215,286,592, of which $228,039,126 related to appreciated investment securities and $12,752,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and
Infrastructure Portfolio

November 30, 2006

1.810705.102

NET-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Asahi Glass Co. Ltd.	25,000	$ 295,362
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
Tele Atlas NV (a)	19,000	375,887
COMMUNICATIONS EQUIPMENT - 37.0%
Communications Equipment - 37.0%
3Com Corp. (a)	185,000	775,150
Acme Packet, Inc.	700	12,208
ADC Telecommunications, Inc. (a)	20,128	277,565
Adtran, Inc.	51,400	1,120,006
ADVA AG Optical Networking (a)	80,000	801,936
Andrew Corp. (a)	90,100	898,297
AudioCodes Ltd. (a)	94,200	905,262
Bookham, Inc. (a)(d)	230,100	927,303
Ceragon Networks Ltd. (a)	31,400	170,816
Ciena Corp. (a)	68,046	1,710,676
Comtech Group, Inc. (a)(d)	203,100	3,298,344
Comverse Technology, Inc. (a)	69,500	1,356,640
Corning, Inc. (a)	281,500	6,069,140
F5 Networks, Inc. (a)	35,400	2,648,274
Finisar Corp. (a)(d)	437,800	1,676,774
Foundry Networks, Inc. (a)	88,300	1,263,573
Foxconn International Holdings Ltd. (a)	40,000	120,843
Ixia (a)	16,400	155,636
JDS Uniphase Corp. (a)	54,000	997,920
Juniper Networks, Inc. (a)(d)	235,309	5,009,729
MRV Communications, Inc. (a)	67,800	252,894
NETGEAR, Inc. (a)	14,500	377,000
Nortel Networks Corp.	1,372,500	2,950,878
Oplink Communications, Inc. (a)	40,300	803,985
Optical Communication Products, Inc. (a)	36,100	70,756
Optium Corp.	200	4,040
Orckit Communications Ltd. (a)	29,900	341,458
Powerwave Technologies, Inc. (a)	140,600	901,246
Research In Motion Ltd. (a)	6,600	916,278
Riverbed Technology, Inc.	200	6,978
Riverstone Networks, Inc. (a)	94,100	1
Sandvine Corp.	273,800	505,865
Sonus Networks, Inc. (a)	153,300	962,724
SpectraLink Corp.	68,000	552,160
Stratex Networks, Inc. (a)	78,800	337,264
Symmetricom, Inc. (a)	95,500	837,535
Tekelec (a)	62,000	998,200
Terayon Communication Systems, Inc. (a)	55,900	95,030
Tut Systems, Inc. (a)(d)	66,700	74,037
		41,184,421

	Shares	Value
COMPUTERS & PERIPHERALS - 10.2%
Computer Hardware - 5.9%
Concurrent Computer Corp. (a)	672,300	$ 1,257,201
Sun Microsystems, Inc. (a)	983,900	5,332,738
		6,589,939
Computer Storage & Peripherals - 4.3%
Network Appliance, Inc. (a)	113,000	4,430,730
Novatel Wireless, Inc. (a)	29,690	280,274
		4,711,004
TOTAL COMPUTERS & PERIPHERALS		11,300,943
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	13,000	496,340
ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.8%
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	133,500	4,250,640
Chi Mei Optoelectronics Corp.	3,888	4,130
Coherent, Inc. (a)(d)	15,400	497,574
Nippon Electric Glass Co. Ltd.	18,000	390,966
Orbotech Ltd. (a)	13,100	334,705
		5,478,015
Electronic Manufacturing Services - 3.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	74,400	541,781
Jabil Circuit, Inc.	109,000	3,091,240
Smart Modular Tech WWH, Inc.	58,800	699,132
		4,332,153
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		9,810,168
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Directed Electronics, Inc.	30,600	442,476
Thomson SA	12,500	231,735
		674,211
INTERNET SOFTWARE & SERVICES - 9.0%
Internet Software & Services - 9.0%
Ariba, Inc. (a)	25,100	189,756
Baidu.com, Inc. sponsored ADR (a)	800	92,624
DivX, Inc.	100	2,963
Google, Inc. Class A (sub. vtg.) (a)	13,000	6,303,959
Marchex, Inc. Class B	12,000	164,280
Openwave Systems, Inc. (a)(d)	132,400	1,112,160
VeriSign, Inc. (a)	81,500	2,127,965
		9,993,707
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Sapient Corp. (a)	21,700	118,482
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.1%
Semiconductor Equipment - 1.6%
ASE Test Ltd. (a)	29,000	$ 311,460
Credence Systems Corp. (a)	142,600	547,584
Cymer, Inc. (a)	9,000	425,250
EMCORE Corp. (a)	40,700	244,200
Verigy Ltd.	16,577	295,734
		1,824,228
Semiconductors - 23.5%
Altera Corp. (a)	94,400	1,877,616
AMIS Holdings, Inc. (a)	23,000	248,400
Applied Micro Circuits Corp. (a)	239,100	836,850
Broadcom Corp. Class A (a)	156,450	5,136,254
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)(d)	34,700	310,218
Conexant Systems, Inc. (a)	223,200	486,576
Cree, Inc. (a)	2,700	53,433
Cypress Semiconductor Corp. (a)	33,300	579,087
Ikanos Communications, Inc. (a)	20,600	185,606
Infineon Technologies AG sponsored ADR (a)	30,500	394,365
Integrated Device Technology, Inc. (a)	36,700	605,550
Intersil Corp. Class A	32,000	792,640
LSI Logic Corp. (a)	69,700	743,002
Marvell Technology Group Ltd. (a)	255,480	5,273,107
Maxim Integrated Products, Inc.	8,300	261,284
Microtune, Inc. (a)	128,600	590,274
Mindspeed Technologies, Inc. (a)(d)	325,333	553,066
MIPS Technologies, Inc. (a)	43,500	371,925
Netlogic Microsystems, Inc. (a)(d)	17,800	379,674
O2Micro International Ltd. sponsored ADR (a)	60,300	492,048
RF Micro Devices, Inc. (a)	49,700	383,187
Saifun Semiconductors Ltd.	10,500	176,925
Sigma Designs, Inc. (a)	14,800	387,020
SigmaTel, Inc. (a)	20,000	90,400
Silicon Laboratories, Inc. (a)	31,600	1,018,152
Silicon On Insulator Technologies SA (SOITEC) (a)	30,100	1,009,215
Spansion, Inc. Class A	32,900	480,669
Tower Semicondutor Ltd. (a)	262,700	499,130
Trident Microsystems, Inc. (a)	10,600	222,388
Vimicro International Corp. sponsored ADR	53,000	577,700
Xilinx, Inc.	40,300	1,080,040
		26,095,801
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,920,029
SOFTWARE - 3.2%
Application Software - 2.6%
Cognos, Inc. (a)	2,400	98,184

	Shares	Value
Informatica Corp. (a)	36,800	$ 443,440
NAVTEQ Corp. (a)	12,400	443,548
TIBCO Software, Inc. (a)	69,680	648,721
Ulticom, Inc. (a)	115,000	1,192,550
		2,826,443
Systems Software - 0.6%
Allot Communications Ltd.	2,800	32,648
Wind River Systems, Inc. (a)	60,900	652,239
		684,887
TOTAL SOFTWARE		3,511,330
TOTAL COMMON STOCKS (Cost $110,563,430)		105,680,880
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $240,000)	$ 240,000	208,488
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	4,893,485	4,893,485
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	9,756,175	9,756,175
TOTAL MONEY MARKET FUNDS (Cost $14,649,660)		14,649,660
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $125,453,090)	120,539,028
NET OTHER ASSETS - (8.4)%	(9,388,029)
NET ASSETS - 100%	$ 111,150,999
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,223
Fidelity Securities Lending Cash Central Fund	82,034
Total	$ 161,257
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $126,074,388. Net unrealized depreciation aggregated $5,535,360, of which $10,179,501 related to appreciated investment securities and $15,714,861 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and Forest
Products Portfolio

November 30, 2006

1.810706.102

PAP-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Commercial Printing - 1.5%
Innerworkings, Inc.	19,000	$ 317,680
CONTAINERS & PACKAGING - 27.8%
Metal & Glass Containers - 2.8%
Ball Corp.	2,421	103,522
Owens-Illinois, Inc.	12,000	226,800
Silgan Holdings, Inc.	6,000	258,840
		589,162
Paper Packaging - 25.0%
Bemis Co., Inc.	33,900	1,157,007
Packaging Corp. of America	34,900	786,995
Sealed Air Corp.	11,300	672,463
Smurfit-Stone Container Corp.	114,370	1,227,190
Sonoco Products Co.	17,900	662,121
Temple-Inland, Inc.	20,600	805,460
		5,311,236
TOTAL CONTAINERS & PACKAGING		5,900,398
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Electronic Equipment & Instruments - 1.2%
Metrologic Instruments, Inc. (a)	13,700	252,080
HOUSEHOLD PRODUCTS - 5.7%
Household Products - 5.7%
Kimberly-Clark Corp.	15,000	997,050
Procter & Gamble Co.	3,500	219,765
		1,216,815
INVESTMENT COMPANIES - 0.4%
Investment Companies - 0.4%
Canfor Pulp Income Fund	8,890	93,411
MACHINERY - 1.2%
Industrial Machinery - 1.2%
Kadant, Inc. (a)	11,100	262,404
MEDIA - 0.5%
Publishing - 0.5%
McGraw-Hill Companies, Inc.	1,700	113,305
PAPER & FOREST PRODUCTS - 40.3%
Forest Products - 20.9%
Canfor Corp. New (a)	67,300	606,970
Louisiana-Pacific Corp.	49,800	1,050,780
West Fraser Timber Co. Ltd.	27,800	1,046,471
Weyerhaeuser Co.	26,900	1,739,891
		4,444,112
Paper Products - 19.4%
Abitibi-Consolidated, Inc.	337,000	779,020
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	2,300	139,978

	Shares	Value
Buckeye Technologies, Inc. (a)	21,800	$ 255,932
Domtar, Inc. (a)	17,000	121,912
International Paper Co.	6,800	225,080
Lee & Man Paper Manufacturing Ltd.	50,000	126,628
MeadWestvaco Corp.	41,800	1,233,100
Mercer International, Inc. (SBI) (a)(d)	14,100	166,380
Neenah Paper, Inc.	1,700	58,072
Nine Dragons Paper (Holdings) Ltd.	12,000	21,505
P.H. Glatfelter Co.	21,700	321,594
Pope & Talbot, Inc. (a)	21,500	107,715
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	12,000	238,800
Wausau-Mosinee Paper Corp.	21,700	324,632
		4,120,348
TOTAL PAPER & FOREST PRODUCTS		8,564,460
REAL ESTATE INVESTMENT TRUSTS - 19.9%
Specialized REITs - 19.9%
Longview Fibre Co.	58,718	1,222,509
Plum Creek Timber Co., Inc.	26,600	991,116
Potlatch Corp.	21,879	912,136
Rayonier, Inc.	26,487	1,104,508
		4,230,269
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Real Estate Management & Development - 0.8%
Consolidated-Tomoka Land Co.	2,200	157,850
TOTAL COMMON STOCKS (Cost $22,023,365)		21,108,672
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.35% (b)	775,413	775,413
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	115,000	115,000
TOTAL MONEY MARKET FUNDS (Cost $890,413)		890,413
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $22,913,778)	21,999,085
NET OTHER ASSETS - (3.5)%	(753,883)
NET ASSETS - 100%	$ 21,245,202
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,598
Fidelity Securities Lending Cash Central Fund	2,239
Total	$ 18,837
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $23,079,440. Net unrealized depreciation aggregated $1,080,355, of which $860,249 related to appreciated investment securities and $1,940,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

November 30, 2006

1.810707.102

PHR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 7.0%
Biotechnology - 7.0%
Acambis PLC (a)	27,600	$ 56,418
Alizyme PLC (a)	9,400	14,088
Alnylam Pharmaceuticals, Inc. (a)	13,000	279,110
Amgen, Inc. (a)	400	28,400
Amylin Pharmaceuticals, Inc. (a)	6,060	242,400
Antigenics, Inc. (a)	12,100	25,652
Arena Pharmaceuticals, Inc. (a)(d)	14,200	183,180
ArQule, Inc. (a)	51,800	262,108
Biogen Idec, Inc. (a)	19,700	1,029,522
BioMarin Pharmaceutical, Inc. (a)	35,800	612,538
Celgene Corp. (a)	8,600	479,278
Cephalon, Inc. (a)	5,400	404,244
CSL Ltd.	16,965	793,703
deCODE genetics, Inc. (a)	5,400	23,382
Digene Corp. (a)	5,600	286,160
Genentech, Inc. (a)	20,100	1,643,175
Genmab AS (a)	2,900	139,861
Genzyme Corp. (a)	3,400	218,960
Gilead Sciences, Inc. (a)	17,700	1,166,784
GPC Biotech AG sponsored ADR (a)	1,400	29,050
Grifols SA	2,336	25,675
GTx, Inc. (a)	9,200	141,864
Hana Biosciences, Inc. (a)	3,800	26,220
Human Genome Sciences, Inc. (a)	2,300	28,796
ImClone Systems, Inc. (a)	1,000	29,900
Incyte Corp. (a)	5,600	29,344
Insmed, Inc. (a)	60,000	102,000
Isis Pharmaceuticals, Inc. (a)	30,000	306,300
MannKind Corp. (a)(d)	90,000	1,476,000
Medicure, Inc. (a)	20,200	24,762
MediGene AG (a)	3,000	27,212
MedImmune, Inc. (a)	35,500	1,160,495
Memory Pharmaceuticals Corp. (a)(d)	435,000	1,087,500
Metabasis Therapeutics, Inc. (a)	3,000	22,650
Neopharm, Inc. (a)(d)	27,800	203,218
Neurogen Corp. (a)	14,525	78,580
ONYX Pharmaceuticals, Inc. (a)	7,200	126,000
OSI Pharmaceuticals, Inc. (a)	35,600	1,305,808
Panacos Pharmaceuticals, Inc. (a)	23,100	149,688
Pharmion Corp. (a)	1,100	27,236
Prana Biotechnology Ltd. ADR (a)(d)	72,500	234,900
Progenics Pharmaceuticals, Inc. (a)	11,300	309,394
Regeneron Pharmaceuticals, Inc. (a)	6,400	137,664
Sangamo Biosciences, Inc. (a)	5,300	41,923
SGX Pharmaceuticals, Inc.	7,800	23,712
Speedel Holding AG (a)	3,020	472,891
Tercica, Inc. (a)	53,200	261,744
Theravance, Inc. (a)	10,000	312,900
Transition Therapeutics, Inc. (a)	20,000	24,167
United Therapeutics Corp. (a)	5,000	291,100

	Shares	Value
Vanda Pharmaceuticals, Inc.	24,500	$ 366,030
Vion Pharmaceuticals, Inc. (a)	19,300	31,845
		16,805,531
CHEMICALS - 0.7%
Commodity Chemicals - 0.0%
Solvay SA	200	28,470
Diversified Chemicals - 0.3%
Akzo Nobel NV	500	28,600
Bayer AG sponsored ADR	14,400	743,760
		772,360
Specialty Chemicals - 0.4%
Sigma Aldrich Corp.	10,800	821,988
TOTAL CHEMICALS		1,622,818
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	1,500	47,865
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,800	53,874
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Health Care Equipment - 2.5%
Advanced Medical Optics, Inc. (a)	587	20,551
Angiodynamics, Inc. (a)	5,800	121,394
Baxter International, Inc.	9,200	411,608
Beckman Coulter, Inc.	10,000	593,500
Becton, Dickinson & Co.	8,300	595,276
BioLase Technology, Inc. (a)	11,700	100,854
Biosite, Inc. (a)	600	29,292
China Medical Technologies, Inc. sponsored ADR (a)(d)	31,800	797,862
Cytyc Corp. (a)	1,100	28,842
Dade Behring Holdings, Inc.	800	30,288
EPIX Pharmaceuticals, Inc. (a)	6,700	30,887
Foxhollow Technologies, Inc. (a)	800	21,192
Hospira, Inc. (a)	900	29,520
IDEXX Laboratories, Inc. (a)	300	25,395
Medtronic, Inc.	600	31,278
Mentor Corp.	600	29,970
Mindray Medical International Ltd. sponsored ADR	74,600	1,790,400
NeuroMetrix, Inc. (a)	8,100	147,825
NuVasive, Inc. (a)	1,300	29,900
Sirona Dental Systems, Inc.	4,100	151,536
St. Jude Medical, Inc. (a)	900	33,543
Stryker Corp.	600	31,116
Thermogenesis Corp. (a)	22,000	105,600
Varian Medical Systems, Inc. (a)	5,300	260,866
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Volcano Corp.	10,400	$ 185,016
Zimmer Holdings, Inc. (a)	4,200	306,432
		5,939,943
Health Care Supplies - 0.3%
Alcon, Inc.	300	32,886
Bausch & Lomb, Inc.	500	24,210
Cooper Companies, Inc.	200	10,794
DENTSPLY International, Inc.	900	28,737
Gen-Probe, Inc. (a)	6,200	302,188
Immucor, Inc. (a)	12,800	344,320
		743,135
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		6,683,078
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Health Care Distributors & Services - 0.6%
Alfresa Holdings Corp.	400	25,633
AmerisourceBergen Corp.	700	32,193
Cardinal Health, Inc.	462	29,854
Henry Schein, Inc. (a)	600	30,918
Kuraya Sanseido, Inc.	1,400	26,419
McKesson Corp.	25,130	1,241,422
Owens & Minor, Inc.	1,000	31,030
Patterson Companies, Inc. (a)	900	33,399
Suzuken Co. Ltd.	800	28,327
Toho Pharmaceutical Co. Ltd.	1,700	30,538
		1,509,733
Health Care Facilities - 0.3%
Brookdale Senior Living, Inc.	13,000	593,450
Capital Senior Living Corp. (a)	4,000	41,040
Community Health Systems, Inc. (a)	900	31,500
Health Management Associates, Inc. Class A	1,500	30,750
LifePoint Hospitals, Inc. (a)	800	27,768
Manor Care, Inc.	600	28,512
Sunrise Senior Living, Inc. (a)	1,000	31,900
VCA Antech, Inc. (a)	900	29,016
		813,936
Health Care Services - 1.0%
AMN Healthcare Services, Inc. (a)	24,100	668,775
Cross Country Healthcare, Inc. (a)	1,300	25,805
DaVita, Inc. (a)	7,900	420,359
Express Scripts, Inc. (a)	400	27,280
Fresenius Medical Care AG sponsored ADR	14,000	629,020
Healthways, Inc. (a)	10,300	473,491
Laboratory Corp. of America Holdings (a)	400	28,320

	Shares	Value
Medco Health Solutions, Inc. (a)	500	$ 25,105
Quest Diagnostics, Inc.	500	26,585
		2,324,740
Managed Health Care - 0.1%
Aetna, Inc.	700	28,917
CIGNA Corp.	200	25,210
Humana, Inc. (a)	500	27,050
UnitedHealth Group, Inc.	600	29,448
WellPoint, Inc. (a)	400	30,268
		140,893
TOTAL HEALTH CARE PROVIDERS & SERVICES		4,789,302
HEALTH CARE TECHNOLOGY - 4.4%
Health Care Technology - 4.4%
Allscripts Healthcare Solutions, Inc. (a)	73,200	2,043,744
Cerner Corp. (a)	123,800	5,951,066
Eclipsys Corp. (a)	55,900	1,183,403
TriZetto Group, Inc. (a)	36,900	638,001
Vital Images, Inc. (a)	27,600	890,652
		10,706,866
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Home Inns & Hotels Management, Inc. ADR	1,500	45,855
INSURANCE - 0.1%
Life & Health Insurance - 0.1%
China Life Insurance Co. Ltd. ADR	1,300	127,595
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
Applera Corp. - Applied Biosystems Group	700	25,508
Charles River Laboratories International, Inc. (a)	700	29,225
Covance, Inc. (a)	11,800	706,466
Evotec OAI AG (a)	6,700	27,060
Exelixis, Inc. (a)	39,800	343,076
Medivation, Inc. (a)	9,600	166,080
Millipore Corp. (a)	8,300	567,803
PAREXEL International Corp. (a)	1,000	27,770
Pharmaceutical Product Development, Inc.	8,700	274,833
PRA International (a)	13,800	399,648
Techne Corp. (a)	500	26,885
Thermo Fisher Scientific, Inc. (a)	5,600	245,448
Third Wave Technologies, Inc. (a)	6,700	33,232
Ventana Medical Systems, Inc. (a)	7,000	294,630
Waters Corp. (a)	500	25,020
		3,192,684
Common Stocks - continued
	Shares	Value
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Pall Corp.	900	$ 28,251
MEDIA - 0.0%
Advertising - 0.0%
Focus Media Holding Ltd. ADR (a)	700	49,889
PHARMACEUTICALS - 80.4%
Pharmaceuticals - 80.4%
Abbott Laboratories	18,000	839,880
Abraxis BioScience, Inc. (a)	16,700	447,894
Adams Respiratory Therapeutics, Inc. (a)	18,300	720,471
Adolor Corp. (a)	3,700	29,008
Allergan, Inc.	49,050	5,718,249
Astellas Pharma, Inc.	38,000	1,660,592
AstraZeneca PLC sponsored ADR	183,030	10,595,607
Atherogenics, Inc. (a)	1,400	17,276
Barr Pharmaceuticals, Inc. (a)	11,850	605,298
Biovail Corp.	21,310	378,040
Bradley Pharmaceuticals, Inc. (a)	22,700	478,062
Bristol-Myers Squibb Co. (d)	388,900	9,656,387
Cardiome Pharma Corp. (a)	24,600	285,606
Chugai Pharmaceutical Co. Ltd.	41,400	843,803
Collagenex Pharmaceuticals, Inc. (a)	37,100	488,236
Daiichi Sankyo Co. Ltd.	65,900	2,026,116
Eisai Co. Ltd.	35,800	1,910,735
Elan Corp. PLC sponsored ADR (a)	74,400	1,076,568
Eli Lilly & Co.	86,100	4,614,099
Endo Pharmaceuticals Holdings, Inc. (a)	25,900	702,149
Forest Laboratories, Inc. (a)	107,120	5,216,744
GlaxoSmithKline PLC sponsored ADR	21,300	1,131,669
H. Lundbeck AS	16,880	428,784
Inspire Pharmaceuticals, Inc. (a)	5,600	26,656
Intercell AG (a)	1,200	26,060
Ipsen SA	5,800	254,681
Johnson & Johnson	252,300	16,629,093
Kaken Pharmaceutical Co. Ltd.	4,000	31,333
King Pharmaceuticals, Inc. (a)	1,900	31,407
Labopharm, Inc. (a)	5,900	34,562
Medicines Co. (a)	19,600	559,580
Medicis Pharmaceutical Corp. Class A	9,700	357,736
Merck & Co., Inc.	847,200	37,708,872
Merck KGaA (d)	18,300	2,007,692
MGI Pharma, Inc. (a)	32,900	624,113
Mylan Laboratories, Inc.	1,447	29,360
New River Pharmaceuticals, Inc. (a)	30,200	1,482,216
Nichi-iko Pharmaceutical Co. Ltd.	2,000	28,396
Nippon Chemiphar Co. Ltd. (a)	5,000	28,932
Novartis AG sponsored ADR	301,640	17,618,792
Novo Nordisk AS Series B sponsored ADR	5,400	418,230
OctoPlus N.V. (a)	500	2,893

	Shares	Value
Ono Pharmaceutical Co. Ltd.	700	$ 35,728
Penwest Pharmaceuticals Co. (a)(d)	27,900	479,601
Perrigo Co.	17,300	289,775
Pfizer, Inc.	624,100	17,156,509
Pozen, Inc. (a)	2,000	32,860
Renovo Group PLC	200,200	617,784
Roche Holding AG (participation certificate)	88,867	16,050,476
Salix Pharmaceuticals Ltd. (a)	2,000	28,100
Sanofi-Aventis sponsored ADR	17,156	755,036
Schering-Plough Corp.	492,590	10,841,906
Shionogi & Co. Ltd.	62,000	1,202,090
Shire PLC	110,400	2,211,140
Stada Arzneimittel AG	600	31,805
Taisho Pharmaceutical Co. Ltd.	1,000	18,136
Takeda Pharamaceutical Co. Ltd.	31,000	2,024,009
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	25,648
Towa Pharmaceutical Co. Ltd.	1,100	33,060
UCB SA	500	31,715
Valeant Pharmaceuticals International	87,100	1,462,409
ViroPharma, Inc. (a)	22,800	351,348
Wyeth	266,720	12,877,242
		194,328,254
SOFTWARE - 0.3%
Systems Software - 0.3%
Quality Systems, Inc.	22,000	840,620
TOTAL COMMON STOCKS (Cost $217,385,150)		239,322,482
Money Market Funds - 5.0%

Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c) (Cost $12,101,900)	12,101,900	12,101,900
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $229,487,050)	251,424,382
NET OTHER ASSETS - (4.0)%	(9,725,299)
NET ASSETS - 100%	$ 241,699,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,499
Fidelity Securities Lending Cash Central Fund	97,349
Total	$ 211,848
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $230,665,426. Net unrealized appreciation aggregated $20,758,956, of which $24,247,681 related to appreciated investment securities and $3,488,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

November 30, 2006

1.810717.102

RET-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
DISTRIBUTORS - 1.3%
Distributors - 1.3%
Li & Fung Ltd.	515,000	$ 1,496,265
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	16,500	512,985
FOOD & STAPLES RETAILING - 2.3%
Drug Retail - 0.7%
Rite Aid Corp. (d)	165,800	787,550
Food Retail - 0.3%
Safeway, Inc.	11,300	348,153
Susser Holdings Corp.	500	9,925
		358,078
Hypermarkets & Super Centers - 1.3%
Wal-Mart de Mexico SA de CV Series V	314,811	1,176,548
Wal-Mart Stores, Inc.	7,200	331,920
		1,508,468
TOTAL FOOD & STAPLES RETAILING		2,654,096
HOTELS, RESTAURANTS & LEISURE - 3.4%
Restaurants - 3.4%
Buffalo Wild Wings, Inc. (a)	3,200	170,848
McDonald's Corp.	25,800	1,082,826
Tim Hortons, Inc.	21,265	656,663
Wendy's International, Inc.	61,900	2,016,083
		3,926,420
INTERNET & CATALOG RETAIL - 3.1%
Catalog Retail - 1.8%
Coldwater Creek, Inc. (a)(d)	61,000	1,534,150
Liberty Media Holding Corp. - Interactive Series A (a)	26,100	594,036
		2,128,186
Internet Retail - 1.3%
Amazon.com, Inc. (a)	18,900	762,426
Blue Nile, Inc. (a)(d)	21,000	703,710
		1,466,136
TOTAL INTERNET & CATALOG RETAIL		3,594,322
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Leisure Products - 0.5%
Hasbro, Inc.	20,000	535,000
MULTILINE RETAIL - 32.6%
Department Stores - 22.3%
Federated Department Stores, Inc.	200,500	8,439,045
JCPenney Co., Inc.	77,900	6,024,786
KarstadtQuelle AG (a)	28,100	782,527
Kohl's Corp. (a)(d)	34,500	2,401,200
Nordstrom, Inc.	24,500	1,200,990

	Shares	Value
Saks, Inc.	142,300	$ 2,919,996
Sears Holdings Corp. (a)	19,964	3,422,229
The Bon-Ton Stores, Inc.	11,000	411,290
		25,602,063
General Merchandise Stores - 10.3%
Family Dollar Stores, Inc.	36,800	1,026,352
Target Corp.	174,200	10,119,278
Tuesday Morning Corp. (d)	37,700	663,520
		11,809,150
TOTAL MULTILINE RETAIL		37,411,213
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Bare Escentuals, Inc.	29,400	878,766
SPECIALTY RETAIL - 45.2%
Apparel Retail - 18.7%
Abercrombie & Fitch Co. Class A	30,000	2,023,200
Aeropostale, Inc. (a)(d)	17,000	514,080
American Eagle Outfitters, Inc.	36,400	1,644,552
Casual Male Retail Group, Inc. (a)(d)	92,100	1,294,005
Charlotte Russe Holding, Inc. (a)	26,000	784,420
Esprit Holdings Ltd.	148,000	1,534,472
Gap, Inc.	13,000	243,360
Guess?, Inc. (a)	10,000	621,600
Gymboree Corp. (a)	32,600	1,297,480
Hot Topic, Inc. (a)	10,000	133,500
J. Crew Group, Inc.	3,100	121,985
Limited Brands, Inc.	131,000	4,151,390
Ross Stores, Inc.	14,800	458,652
The Children's Place Retail Stores, Inc. (a)	14,000	903,280
TJX Companies, Inc.	165,700	4,543,494
Tween Brands, Inc. (a)	10,000	419,200
Zumiez, Inc. (a)(d)	26,800	823,028
		21,511,698
Automotive Retail - 1.8%
AutoZone, Inc. (a)	1,300	147,693
CarMax, Inc. (a)	25,100	1,158,114
CSK Auto Corp. (a)	48,600	809,190
		2,114,997
Computer & Electronics Retail - 7.7%
Best Buy Co., Inc. (d)	89,000	4,892,330
Circuit City Stores, Inc.	60,800	1,517,568
Gamestop Corp. Class A (a)	20,063	1,124,531
RadioShack Corp.	67,400	1,181,522
Tweeter Home Entertainment Group, Inc. (a)	45,000	113,850
		8,829,801
Home Improvement Retail - 6.9%
Home Depot, Inc.	139,800	5,308,206
Lowe's Companies, Inc.	85,400	2,575,664
		7,883,870
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 10.1%
Borders Group, Inc.	48,600	$ 1,112,940
Guitar Center, Inc. (a)	10,000	439,200
Hibbett Sporting Goods, Inc. (a)	13,000	409,760
Office Depot, Inc. (a)	70,000	2,650,200
OfficeMax, Inc.	18,000	847,260
PETsMART, Inc.	40,200	1,189,116
Staples, Inc.	145,600	3,708,432
Tiffany & Co., Inc.	32,600	1,252,818
		11,609,726
TOTAL SPECIALTY RETAIL		51,950,092
TEXTILES, APPAREL & LUXURY GOODS - 10.5%
Apparel, Accessories & Luxury Goods - 4.8%
Coach, Inc. (a)	32,300	1,395,683
Phillips-Van Heusen Corp.	26,800	1,322,044
Polo Ralph Lauren Corp. Class A	24,200	1,892,440
Under Armour, Inc. Class A (sub. vtg.)	5,700	267,444
Volcom, Inc. (a)(d)	19,100	619,031
		5,496,642
Footwear - 5.7%
Crocs, Inc.	3,700	158,915
Deckers Outdoor Corp. (a)(d)	87,100	4,860,180
Iconix Brand Group, Inc. (a)	15,000	269,850
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	25,900	764,050
Wolverine World Wide, Inc.	17,400	505,644
		6,558,639
TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,055,281
TOTAL COMMON STOCKS (Cost $97,554,310)		115,014,440
Money Market Funds - 13.9%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	1,632,439	$ 1,632,439
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	14,398,700	14,398,700
TOTAL MONEY MARKET FUNDS (Cost $16,031,139)		16,031,139
TOTAL INVESTMENT PORTFOLIO - 114.0% (Cost $113,585,449)	131,045,579
NET OTHER ASSETS - (14.0)%	(16,125,526)
NET ASSETS - 100%	$ 114,920,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 97,943
Fidelity Securities Lending Cash Central Fund	46,387
Total	$ 144,330
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $113,853,238. Net unrealized appreciation aggregated $17,192,341, of which $18,057,940 related to appreciated investment securities and $865,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and
Computer Services Portfolio

November 30, 2006

1.810708.102

SOF-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Human Resource & Employment Services - 0.4%
Taleo Corp. Class A (a)	338,200	$ 4,389,836
COMMUNICATIONS EQUIPMENT - 3.5%
Communications Equipment - 3.5%
Comverse Technology, Inc. (a)	2,008,600	39,207,872
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.2%
Concurrent Computer Corp. (a)	1,180,000	2,206,600
Computer Storage & Peripherals - 0.3%
Rackable Systems, Inc. (a)	102,200	3,639,342
TOTAL COMPUTERS & PERIPHERALS		5,845,942
INTERNET SOFTWARE & SERVICES - 22.5%
Internet Software & Services - 22.5%
Akamai Technologies, Inc. (a)	106,300	5,194,881
eBay, Inc. (a)	922,000	29,826,700
Equinix, Inc. (a)	35,000	2,671,200
Google, Inc. Class A (sub. vtg.) (a)	307,400	149,064,408
VeriSign, Inc. (a)	200,400	5,232,444
Yahoo!, Inc. (a)(d)	2,152,000	58,082,480
		250,072,113
IT SERVICES - 17.3%
Data Processing & Outsourced Services - 13.5%
Affiliated Computer Services, Inc. Class A (a)	212,200	10,726,710
Computer Sciences Corp. (a)	108,400	5,658,480
First Data Corp.	1,108,900	27,999,725
Iron Mountain, Inc. (a)	96,300	4,150,530
Mastercard, Inc. Class A (d)	200,300	20,380,525
MoneyGram International, Inc.	532,100	16,229,050
Paychex, Inc.	527,500	20,788,775
TALX Corp.	99,582	2,484,571
The BISYS Group, Inc. (a)	750,000	8,992,500
VeriFone Holdings, Inc. (a)	88,600	2,991,136
Western Union Co. (a)	1,291,100	29,437,080
		149,839,082
IT Consulting & Other Services - 3.8%
Accenture Ltd. Class A	25,000	842,500
HCL Technologies Ltd.	700,994	9,909,792
Infosys Technologies Ltd. sponsored ADR	350,300	18,751,559

	Shares	Value
Kanbay International, Inc. (a)	385,390	$ 11,049,131
Unisys Corp. (a)	300,000	2,163,000
		42,715,982
TOTAL IT SERVICES		192,555,064
SOFTWARE - 51.9%
Application Software - 14.6%
Altiris, Inc. (a)	76,200	1,888,998
Ansys, Inc. (a)	220,600	10,357,170
BEA Systems, Inc. (a)	1,152,600	15,871,302
Citrix Systems, Inc. (a)	130,000	3,736,200
Fair, Isaac & Co., Inc.	481,000	20,019,220
Informatica Corp. (a)	1,164,600	14,033,430
Manhattan Associates, Inc. (a)	67,100	1,945,900
NAVTEQ Corp. (a)	525,000	18,779,250
Parametric Technology Corp. (a)	1,080,000	20,908,800
Quest Software, Inc. (a)	2,251,014	32,212,010
SAP AG sponsored ADR	2,400	125,328
Synopsys, Inc. (a)	480,000	12,264,000
TIBCO Software, Inc. (a)	1,133,800	10,555,678
		162,697,286
Home Entertainment Software - 6.0%
Electronic Arts, Inc. (a)	245,740	13,724,579
Nintendo Co. Ltd.	147,100	35,063,130
Ubisoft Entertainment SA (a)(d)	288,734	18,161,224
		66,948,933
Systems Software - 31.3%
MICROS Systems, Inc. (a)	43,500	2,215,020
Microsoft Corp. (d)	5,526,800	162,101,045
Novell, Inc. (a)	650,900	4,087,652
Oracle Corp. (a)(d)	4,527,800	86,164,034
Red Hat, Inc. (a)	229,000	3,984,600
Symantec Corp. (a)(d)	2,866,471	60,769,185
Utimaco Safeware AG (e)	1,186,143	19,319,494
Wind River Systems, Inc. (a)	851,600	9,120,636
		347,761,666
TOTAL SOFTWARE		577,407,885
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Tweeter Home Entertainment Group, Inc. (a)(e)	1,889,500	4,780,435
TOTAL COMMON STOCKS (Cost $965,781,691)		1,074,259,147
Money Market Funds - 17.8%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	50,400,882	$ 50,400,882
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	147,308,484	147,308,484
TOTAL MONEY MARKET FUNDS (Cost $197,709,366)		197,709,366
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $2,187,000)	$ 2,187,322	2,187,000
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $1,165,678,057)	1,274,155,513
NET OTHER ASSETS - (14.5)%	(161,473,561)
NET ASSETS - 100%	$ 1,112,681,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,187,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 128,802
Banc of America Securities LLC	229,211
Deutsche Bank Securities, Inc.	1,326,659
Merrill Lynch, Pierce, Fenner & Smith, Inc.	502,328
$ 2,187,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 817,698
Fidelity Securities Lending Cash Central Fund	69,173
Total	$ 886,871
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tweeter Home Entertainment Group, Inc.	$ 1,155,348	$ 9,061,082	$ 3,923,787	$ -	$ 4,780,435
Utimaco Safeware AG	-	16,625,641	-	185,297	19,319,494
Vitria Technology, Inc.	5,523,254	822,579	6,120,357	-	-
WatchGuard Technologies, Inc.	7,224,007	1,462,403	8,954,122	-	-
Total	$ 13,902,609	$ 27,971,705	$ 18,998,266	$ 185,297	$ 24,099,929
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,172,907,994. Net unrealized appreciation aggregated $101,247,519, of which $145,779,741 related to appreciated investment securities and $44,532,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

November 30, 2006

1.810712.102

TEC-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Fuel Systems Solutions, Inc. (a)	200,000	$ 3,800,000
COMMUNICATIONS EQUIPMENT - 7.4%
Communications Equipment - 7.4%
Alcatel SA sponsored ADR (d)	650,000	8,632,000
Arris Group, Inc. (a)	200,000	2,386,000
Comverse Technology, Inc. (a)	350,000	6,832,000
Corning, Inc. (a)	1,250,000	26,950,000
F5 Networks, Inc. (a)	100,000	7,481,000
Juniper Networks, Inc. (a)	1,000,000	21,290,000
Nortel Networks Corp.	3,500,000	7,525,008
QUALCOMM, Inc.	1,325,000	48,481,750
Sandvine Corp.	2,000,000	3,695,140
		133,272,898
COMPUTERS & PERIPHERALS - 18.0%
Computer Hardware - 15.0%
Apple Computer, Inc. (a)	700,000	64,176,000
Dell, Inc. (a)(d)	1,750,000	47,670,000
Hewlett-Packard Co.	1,300,000	51,298,000
International Business Machines Corp.	1,000,000	91,920,000
NCR Corp. (a)	100,000	4,291,000
Sun Microsystems, Inc. (a)	1,776,500	9,628,630
		268,983,630
Computer Storage & Peripherals - 3.0%
EMC Corp. (a)	1,500,000	19,665,000
Hypercom Corp. (a)	450,000	2,979,000
Komag, Inc. (a)	100,000	3,948,000
Network Appliance, Inc. (a)	250,000	9,802,500
Rackable Systems, Inc. (a)	14,300	509,223
SanDisk Corp. (a)	152,736	6,781,478
Seagate Technology (a)	25,000	644,000
TPV Technology Ltd.	3,000,000	2,071,040
Western Digital Corp. (a)	400,000	8,208,000
		54,608,241
TOTAL COMPUTERS & PERIPHERALS		323,591,871
DIVERSIFIED CONSUMER SERVICES - 1.2%
Education Services - 1.2%
Apollo Group, Inc. Class A (a)	300,000	11,637,000
New Oriental Education & Technology Group, Inc. Sponsored ADR (d)	305,400	9,745,314
		21,382,314
ELECTRICAL EQUIPMENT - 3.5%
Electrical Components & Equipment - 3.3%
Energy Conversion Devices, Inc. (a)	100,000	3,818,000
Evergreen Solar, Inc. (a)(d)	2,250,000	20,790,000

	Shares	Value
SolarWorld AG (d)	500,000	$ 30,522,810
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	175,000	5,237,750
		60,368,560
Heavy Electrical Equipment - 0.2%
Suzlon Energy Ltd.	100,000	3,255,157
TOTAL ELECTRICAL EQUIPMENT		63,623,717
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.5%
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	75,000	5,109,750
Motech Industries, Inc.	762,763	11,474,465
Photon Dynamics, Inc. (a)	300,000	3,333,000
		19,917,215
Electronic Manufacturing Services - 1.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,999,965	21,845,756
Molex, Inc.	50,000	1,600,000
		23,445,756
Technology Distributors - 3.1%
Arrow Electronics, Inc. (a)	951,719	30,226,595
Avnet, Inc. (a)	507,900	12,590,841
CDW Corp.	175,000	12,337,500
Wolfson Microelectronics PLC (a)	200,000	1,079,060
		56,233,996
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		99,596,967
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR	125,000	6,940,000
eLong, Inc. sponsored ADR (a)	150,000	2,023,500
		8,963,500
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Directed Electronics, Inc.	500,000	7,230,000
INTERNET SOFTWARE & SERVICES - 12.8%
Internet Software & Services - 12.8%
aQuantive, Inc. (a)	150,000	3,585,000
CNET Networks, Inc. (a)	500,000	4,530,000
eBay, Inc. (a)	3,000,000	97,050,000
Equinix, Inc. (a)(d)	125,000	9,540,000
Google, Inc. Class A (sub. vtg.) (a)	200,000	96,984,000
LoopNet, Inc.	150,000	2,160,000
Openwave Systems, Inc. (a)	300,010	2,520,084
Yahoo!, Inc. (a)	500,000	13,495,000
		229,864,084
Common Stocks - continued
	Shares	Value
IT SERVICES - 4.1%
Data Processing & Outsourced Services - 2.8%
First Data Corp.	700,000	$ 17,675,000
Paychex, Inc.	300,000	11,823,000
Western Union Co. (a)	950,000	21,660,000
		51,158,000
IT Consulting & Other Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	10,195,000
HCL Technologies Ltd.	250,000	3,534,193
Satyam Computer Services Ltd. sponsored ADR (d)	400,000	9,340,000
		23,069,193
TOTAL IT SERVICES		74,227,193
MEDIA - 0.3%
Publishing - 0.3%
Getty Images, Inc. (a)	100,000	4,369,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 29.9%
Semiconductor Equipment - 6.1%
Applied Materials, Inc.	1,750,000	31,465,000
ASML Holding NV (NY Shares) (a)	250,000	6,225,000
Cohu, Inc.	175,000	3,459,750
Cymer, Inc. (a)	116,700	5,514,075
FormFactor, Inc. (a)	93,200	3,481,952
KLA-Tencor Corp.	475,000	24,543,250
Lam Research Corp. (a)	300,000	15,780,000
MEMC Electronic Materials, Inc. (a)	200,000	7,960,000
MKS Instruments, Inc. (a)	175,000	3,641,750
Varian Semiconductor Equipment Associates, Inc. (a)	200,000	7,946,000
		110,016,777
Semiconductors - 23.8%
Altera Corp. (a)	700,000	13,923,000
Analog Devices, Inc.	800,000	26,016,000
ARM Holdings PLC sponsored ADR	2,000,000	14,200,000
Broadcom Corp. Class A (a)	250,000	8,207,500
CSR PLC (a)	725,000	9,461,917
Freescale Semiconductor, Inc. Class B (a)	200,000	7,986,000
Intel Corp.	4,750,000	101,412,500
Linear Technology Corp.	350,000	11,249,000
LSI Logic Corp. (a)	400,000	4,264,000
Marvell Technology Group Ltd. (a)	1,200,000	24,768,000
Maxim Integrated Products, Inc.	1,700,000	53,516,000
National Semiconductor Corp.	2,500,000	60,475,000
Samsung Electronics Co. Ltd.	30,000	20,595,042
Silicon On Insulator Technologies SA (SOITEC) (a)	325,000	10,896,842
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,000	3,915,000

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,749,985	$ 18,812,339
Texas Instruments, Inc.	750,000	22,162,500
Vimicro International Corp. sponsored ADR	500,000	5,450,000
Xilinx, Inc.	400,000	10,720,000
		428,030,640
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		538,047,417
SOFTWARE - 7.2%
Application Software - 3.0%
Adobe Systems, Inc. (a)	250,000	10,032,500
Amdocs Ltd. (a)	100,000	3,855,000
Autodesk, Inc. (a)	300,000	12,354,000
Autonomy Corp. PLC (a)	500,000	5,070,990
Compuware Corp. (a)	750,000	6,292,500
Hyperion Solutions Corp. (a)	200,000	7,352,000
Kronos, Inc. (a)	25,000	881,500
NAVTEQ Corp. (a)	100,000	3,577,000
Salesforce.com, Inc. (a)	125,000	4,875,000
		54,290,490
Home Entertainment Software - 1.3%
Nintendo Co. Ltd.	80,000	19,069,003
THQ, Inc. (a)	150,000	4,882,500
		23,951,503
Systems Software - 2.9%
Check Point Software Technologies Ltd. (a)	1,000,000	22,900,000
McAfee, Inc. (a)	200,000	5,842,000
Symantec Corp. (a)	1,000,000	21,200,000
Utimaco Safeware AG	125,000	2,035,958
		51,977,958
TOTAL SOFTWARE		130,219,951
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	200,000	8,440,000
Crown Castle International Corp. (a)	150,000	5,169,000
		13,609,000
TOTAL COMMON STOCKS (Cost $1,580,131,045)		1,651,797,912
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $496,562)	33,100	0
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Evergreen Solar, Inc.:
4.375% 7/1/12 (e)	$ 2,020,000	$ 2,749,725
4.375% 7/1/12	480,000	653,400
TOTAL CONVERTIBLE BONDS (Cost $2,685,194)		3,403,125
Money Market Funds - 12.4%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	144,239,918	144,239,918
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	78,757,590	78,757,590
TOTAL MONEY MARKET FUNDS (Cost $222,997,508)		222,997,508
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,806,310,309)	1,878,198,545
NET OTHER ASSETS - (4.4)%	(79,660,286)
NET ASSETS - 100%	$ 1,798,538,259
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,749,725 or 0.2%
of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 496,562
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,220,825
Fidelity Securities Lending Cash Central Fund	599,497
Total	$ 2,820,322
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,813,875,617. Net unrealized appreciation aggregated $64,322,928, of which $201,124,641 related to appreciated investment securities and $136,801,713 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

November 30, 2006

1.810721.102

TEL-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.5%
Alternative Carriers - 11.5%
Broadwing Corp. (a)	375,000	$ 5,673,750
Cogent Communications Group, Inc. (a)	722,208	11,446,997
Global Crossing Ltd. (a)	199,200	5,143,344
Level 3 Communications, Inc. (a)(d)	3,846,600	20,540,844
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	835,200	15,234,048
		58,038,983
Integrated Telecommunication Services - 56.0%
AT&T, Inc. (d)	2,317,642	78,591,240
BellSouth Corp.	560,800	25,006,072
BT Group PLC	250,000	1,403,000
Cbeyond, Inc.	5,300	174,158
Embarq Corp.	28,288	1,455,418
NeuStar, Inc. Class A (a)	243,800	8,106,350
NTELOS Holding Corp.	578,800	9,098,736
Qwest Communications International, Inc. (a)(d)	6,892,344	53,002,125
Telenor ASA sponsored ADR	39,200	2,024,680
Verizon Communications, Inc.	2,910,924	101,707,684
Windstream Corp.	109,708	1,529,330
		282,098,793
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		340,137,776
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Iliad Group SA (d)	140,900	12,258,292
WIRELESS TELECOMMUNICATION SERVICES - 29.6%
Wireless Telecommunication Services - 29.6%
@Road, Inc. (a)	100,000	652,000
ALLTEL Corp.	401,800	22,798,132
American Tower Corp. Class A (a)	653,600	24,751,832
Bharti Airtel Ltd. (a)	660,000	9,652,130
Crown Castle International Corp. (a)	703,600	24,246,056
Dobson Communications Corp. Class A	2,020,200	17,474,730

	Shares	Value
FiberTower Corp. (a)(d)	325,000	$ 1,768,000
InPhonic, Inc. (a)(d)	50,000	563,500
Leap Wireless International, Inc. (a)	244,814	13,893,195
SBA Communications Corp. Class A (a)	782,900	22,210,873
Sprint Nextel Corp.	580,298	11,321,614
		149,332,062
TOTAL COMMON STOCKS (Cost $443,236,795)		501,728,130
Money Market Funds - 24.9%

Fidelity Cash Central Fund, 5.35% (b)	3,723,339	3,723,339
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	121,818,024	121,818,024
TOTAL MONEY MARKET FUNDS (Cost $125,541,363)		125,541,363
TOTAL INVESTMENT PORTFOLIO - 124.4% (Cost $568,778,158)	627,269,493
NET OTHER ASSETS - (24.4)%	(123,053,806)
NET ASSETS - 100%	$ 504,215,687
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 406,813
Fidelity Securities Lending Cash Central Fund	144,394
Total	$ 551,207
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $571,380,826. Net unrealized appreciation aggregated $55,888,667, of which $69,310,148 related to appreciated investment securities and $13,421,481 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

November 30, 2006

1.810722.102

TRN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
AEROSPACE & DEFENSE - 3.8%
Aerospace & Defense - 3.8%
AAR Corp. (a)	17,200	$ 457,348
Bombardier, Inc. Class B (sub. vtg.)	525,100	1,747,191
General Dynamics Corp.	2,700	202,068
Hexcel Corp. (a)	33,800	605,020
Precision Castparts Corp.	7,600	573,496
Rockwell Collins, Inc.	8,300	500,739
		4,085,862
AIR FREIGHT & LOGISTICS - 25.6%
Air Freight & Logistics - 25.6%
C.H. Robinson Worldwide, Inc. (d)	82,900	3,647,600
EGL, Inc. (a)	30,500	974,170
Expeditors International of Washington, Inc.	103,020	4,660,625
FedEx Corp.	37,200	4,293,996
Forward Air Corp.	23,050	767,565
Hub Group, Inc. Class A	42,960	1,226,078
Pacer International, Inc.	15,400	461,230
United Parcel Service, Inc. Class B	107,900	8,407,568
UTI Worldwide, Inc.	111,600	3,325,680
		27,764,512
AIRLINES - 12.7%
Airlines - 12.7%
Air France KLM ADR	4,400	175,912
AirTran Holdings, Inc. (a)(d)	189,800	2,359,214
AMR Corp. (a)(d)	91,500	2,924,340
JetBlue Airways Corp. (a)(d)	194,614	2,658,427
Republic Airways Holdings, Inc. (a)	36,500	630,355
Ryanair Holdings PLC sponsored ADR (a)(d)	17,038	1,304,940
SkyWest, Inc.	16,500	416,460
Southwest Airlines Co.	93,987	1,476,536
TAM SA (PN) sponsored ADR (ltd. vtg.)	17,300	482,324
UAL Corp. (a)	20,200	819,716
US Airways Group, Inc. (a)	9,600	544,896
		13,793,120
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Harris Corp.	8,000	336,880
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	8,100	273,294
Hornbeck Offshore Services, Inc. (a)	7,300	275,502
		548,796
INSURANCE - 0.2%
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,400	239,088

	Shares	Value
MACHINERY - 3.2%
Construction & Farm Machinery & Heavy Trucks - 2.7%
Bucyrus International, Inc. Class A	11,600	$ 495,320
Caterpillar, Inc.	3,200	198,496
Joy Global, Inc.	6,800	298,520
Manitowoc Co., Inc.	3,200	192,768
Navistar International Corp. (a)	9,000	287,910
Oshkosh Truck Co.	5,600	268,856
Terex Corp. (a)	8,600	481,772
Trinity Industries, Inc.	13,950	527,310
Wabash National Corp.	12,500	183,750
		2,934,702
Industrial Machinery - 0.5%
Eaton Corp.	7,400	570,392
TOTAL MACHINERY		3,505,094
MARINE - 3.3%
Marine - 3.3%
American Commercial Lines, Inc. (a)	30,491	2,114,246
Kirby Corp. (a)	39,000	1,405,560
		3,519,806
METALS & MINING - 2.6%
Diversified Metals & Mining - 2.3%
RTI International Metals, Inc. (a)	3,400	257,210
Titanium Metals Corp.	70,400	2,250,688
		2,507,898
Steel - 0.3%
Allegheny Technologies, Inc.	3,900	349,635
TOTAL METALS & MINING		2,857,533
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 0.2%
China Shenhua Energy Co. Ltd. (H Shares)	117,000	226,218
Oil & Gas Refining & Marketing - 0.9%
Valero Energy Corp.	14,400	793,008
World Fuel Services Corp.	3,800	184,300
		977,308
TOTAL OIL, GAS & CONSUMABLE FUELS		1,203,526
ROAD & RAIL - 44.5%
Railroads - 35.8%
Burlington Northern Santa Fe Corp.	165,300	12,423,948
CSX Corp.	231,500	8,301,590
Florida East Coast Industries, Inc. Class A	12,100	724,427
Guangshen Railway Co. Ltd. sponsored ADR (d)	6,900	177,537
Kansas City Southern (d)	25,950	701,948
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Railroads - continued
Norfolk Southern Corp.	133,600	$ 6,579,800
Union Pacific Corp.	110,000	9,957,200
		38,866,450
Trucking - 8.7%
AMERCO (a)	4,300	373,455
Avis Budget Group, Inc.	22,100	452,166
Con-way, Inc.	21,100	973,132
Dollar Thrifty Automotive Group, Inc. (a)	7,100	302,247
Heartland Express, Inc.	26,300	405,809
Hertz Global Holdings, Inc.	42,700	683,200
J.B. Hunt Transport Services, Inc.	14,900	326,161
Knight Transportation, Inc.	27,000	475,740
Laidlaw International, Inc.	41,500	1,205,575
Landstar System, Inc.	47,570	2,142,553
Old Dominion Freight Lines, Inc. (a)	13,200	353,892
Swift Transportation Co., Inc. (a)	21,800	618,466
YRC Worldwide, Inc. (a)	28,700	1,112,125
		9,424,521
TOTAL ROAD & RAIL		48,290,971
TOTAL COMMON STOCKS (Cost $82,980,116)		106,145,188
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	68,008	$ 68,008
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	13,823,321	13,823,321
TOTAL MONEY MARKET FUNDS (Cost $13,891,329)		13,891,329
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $96,871,445)	120,036,517
NET OTHER ASSETS - (10.6)%	(11,549,824)
NET ASSETS - 100%	$ 108,486,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,006
Fidelity Securities Lending Cash Central Fund	53,324
Total	$ 189,330
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $97,301,887. Net unrealized appreciation aggregated $22,734,630, of which $24,302,865 related to appreciated investment securities and $1,568,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

November 30, 2006

1.810724.102

UTI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
ELECTRIC UTILITIES - 43.6%
Electric Utilities - 43.6%
Allegheny Energy, Inc. (a)	261,000	$ 11,577,960
American Electric Power Co., Inc.	510,100	21,174,251
DPL, Inc. (d)	590,900	16,521,564
Edison International	460,600	21,178,388
Entergy Corp.	428,800	39,158,016
Exelon Corp.	572,000	34,737,560
FirstEnergy Corp.	352,600	21,099,584
FPL Group, Inc.	693,200	36,947,560
Northeast Utilities	562,500	15,766,875
Pepco Holdings, Inc.	308,300	7,901,729
Pinnacle West Capital Corp.	85,200	4,203,768
PPL Corp.	457,400	16,626,490
Progress Energy, Inc.	257,300	12,291,221
Reliant Energy, Inc. (a)	435,400	5,843,068
Sierra Pacific Resources	755,500	12,405,310
		277,433,344
GAS UTILITIES - 5.5%
Gas Utilities - 5.5%
Equitable Resources, Inc.	437,200	18,965,736
ONEOK, Inc.	101,500	4,388,860
Questar Corp.	76,200	6,572,250
Southern Union Co.	181,600	5,090,248
		35,017,094
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 16.5%
Independent Power Producers & Energy Traders - 16.5%
AES Corp. (a)(d)	1,400,098	32,720,290
Constellation Energy Group, Inc.	454,700	31,196,967
Dynegy, Inc. Class A (a)	346,200	2,350,698
NRG Energy, Inc. (d)	222,300	12,653,316
TXU Corp.	460,200	26,410,878
		105,332,149
MULTI-UTILITIES - 31.5%
Multi-Utilities - 31.5%
Alliant Energy Corp.	107,400	4,177,860
Ameren Corp.	181,700	9,940,807
CenterPoint Energy, Inc. (d)	570,100	9,321,135
CMS Energy Corp. (a)	598,216	9,697,081
DTE Energy Co.	183,900	8,659,851
Duke Energy Corp.	1,905,400	60,439,288

	Shares	Value
PG&E Corp. (d)	345,400	$ 15,864,222
Public Service Enterprise Group, Inc.	462,400	31,082,528
Puget Energy, Inc.	211,000	5,241,240
SCANA Corp.	95,300	3,932,078
Sempra Energy	445,600	24,285,200
Wisconsin Energy Corp.	337,700	15,797,606
WPS Resources Corp.	38,700	2,023,623
		200,462,519
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Cameco Corp.	132,300	5,011,425
TOTAL COMMON STOCKS (Cost $574,375,524)		623,256,531
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.35% (b)	15,922,108	15,922,108
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	23,472,775	23,472,775
TOTAL MONEY MARKET FUNDS (Cost $39,394,883)		39,394,883
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $613,770,407)	662,651,414
NET OTHER ASSETS - (4.1)%	(25,838,070)
NET ASSETS - 100%	$ 636,813,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 602,507
Fidelity Securities Lending Cash Central Fund	33,683
Total	$ 636,190
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $613,986,758. Net unrealized appreciation aggregated $48,664,656, of which $51,706,490 related to appreciated investment securities and $3,041,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

November 30, 2006

1.810702.102

WIR-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 28.9%
Communications Equipment - 28.9%
Comverse Technology, Inc. (a)	1,044,220	$ 20,383,174
Harris Corp.	291,600	12,279,276
Motorola, Inc.	528,580	11,718,619
QUALCOMM, Inc.	654,250	23,939,008
Research In Motion Ltd. (a)	80,800	11,217,465
Tekelec (a)	165,000	2,656,500
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	145,500	5,655,585
		87,849,627
DIVERSIFIED TELECOMMUNICATION SERVICES - 22.5%
Integrated Telecommunication Services - 22.5%
AT&T, Inc.	413,500	14,021,785
BellSouth Corp.	354,300	15,798,237
NeuStar, Inc. Class A (a)	175,000	5,818,750
NTELOS Holding Corp.	274,000	4,307,280
Telenor ASA sponsored ADR	278,600	14,389,690
Verizon Communications, Inc.	399,200	13,948,048
		68,283,790
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Manufacturing Services - 1.8%
Trimble Navigation Ltd. (a)	114,600	5,497,362
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Openwave Systems, Inc. (a)(d)	238,641	2,004,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
Atheros Communications, Inc. (a)	20,600	468,444
WIRELESS TELECOMMUNICATION SERVICES - 43.8%
Wireless Telecommunication Services - 43.8%
ALLTEL Corp.	587,488	33,334,068
American Tower Corp. Class A (a)	708,992	26,849,527

	Shares	Value
Bharti Airtel Ltd. (a)	191,941	$ 2,807,030
Crown Castle International Corp. (a)	432,800	14,914,288
Dobson Communications Corp. Class A	1,248,200	10,796,930
Leap Wireless International, Inc. (a)	229,300	13,012,775
NII Holdings, Inc. (a)(d)	57,800	3,752,954
SBA Communications Corp. Class A (a)	362,700	10,289,799
Sprint Nextel Corp. (d)	896,931	17,499,124
		133,256,495
TOTAL COMMON STOCKS (Cost $261,906,869)		297,360,302
Money Market Funds - 8.0%

Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c) (Cost $24,215,059)	24,215,059	24,215,059
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $286,121,928)	321,575,361
NET OTHER ASSETS - (5.8)%	(17,588,482)
NET ASSETS - 100%	$ 303,986,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,884
Fidelity Securities Lending Cash Central Fund	103,501
Total	$ 300,385
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $288,299,083. Net unrealized appreciation aggregated $33,276,278, of which $41,193,518 related to appreciated investment securities and $7,917,240 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007